Registration No. 2-90309

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No.

 59

   X

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.   60

   X

SUMMIT MUTUAL FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

312 Walnut St., Suite 2500, Cincinnati, Ohio 45202

(Address of Principal Executive Offices)

(513) 632-1400

(Registrant's Telephone Number)

John F. Labmeier, Esq.

312 Walnut St., Suite 2500

Cincinnati, Ohio 45202

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

immediately upon filing pursuant to paragraph (b) of Rule 485 on ____________ pursuant to paragraph (b) of Rule 485

60 days after filing pursuant to paragraph (a)(1) of Rule 485

 X

on October 1, 2007 pursuant to paragraph (a)(1) of Rule 485

75 days after filing pursuant to paragraph (a)(2) of Rule 485 on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This amendment No. 59 under the Securities Act of 1933, and Amendment No. 60 under the Investment Company Act of 1940, to the Registration Statement on Form N-1A of Summit Mutual Funds, Inc. is filed solely to reflect the addition of the “F” class of shares for the S&P MidCap 400 Index Portfolio, and does not otherwise delete, amend, or supersede any prospectus, statement of additional information, exhibit, undertaking, or other information contained in the Registration Statement.

PART A

INFORMATION REQUIRED IN A PROSPECTUS

~~May~~ October 1, 2007

SUMMIT MUTUAL FUNDS, INC.

Summit Mutual Funds, Inc. is a mutual fund with twenty-one separate Portfolios, each with its own investment objective. We cannot assure you that any Portfolio will meet its objective.  This Prospectus offers one of the ~~fourteen~~  Portfolios within the Summit Pinnacle Series.   ~~Their~~ Its investment objectives are:

The S&P MidCap 400 Index Portfolio seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P MidCap 400 Index.

This prospectus contains information you should know before allocating your contract values to ~~any of~~  the Portfolio ~~s~~ ..  It should be read in conjunction with the separate account's prospectus describing the variable insurance contract. We suggest that you read this Prospectus and keep it for future reference.

These securities have not been approved or disapproved by the Securities and Exchange Commission ("SEC") nor any state.  Neither the SEC nor any state has determined whether this prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

SMFI 514 PINNACLE S&P MIDCAP 400 CLASS F 10 ~~5~~ -07

TABLE OF CONTENTS

INTRODUCTION TO THE FUND

3

PORTFOLIO PROFILE ~~S~~

3

S&P MIDCAP 400 INDEX PORTFOLIO

27

PORTFOLIO OPERATING EXPENSES

45

OTHER INVESTMENT POLICIES, STRATEGIES AND RISKS

47

FOREIGN SECURITIES

47

~~FOREIGN CURRENCY TRANSACTIONS~~

~~48~~

REPURCHASE AGREEMENTS

49

REVERSE REPURCHASE AGREEMENTS

49

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

49

OPTIONS ON SECURITIES INDEXES

51

LENDING PORTFOLIO SECURITIES

ACQUIRED FUNDS AND NOTES

53

MIXED AND SHARED FUNDING

53

OTHER INFORMATION

53

FUND MANAGEMENT

54

INVESTMENT ADVISER

54

ADVISORY FEE

55

~~OTHER MARKETING AND SERVICE ARRANGEMENTS~~

~~56~~

SHAREHOLDER INFORMATION

56

CAPITAL STOCK

56

DISTRIBUTION AND SHAREHOLDER SERVICE (12b-1) PLAN

PURCHASING AND REDEEMING SHARES

56

VALUATION OF PORTFOLIO SHARES

57

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

57

TAXES

57

EXCESSIVE TRADING

58

S&P ~~,  FRANK RUSSELL, NASDAQ AND MSCI~~  DISCLAIMER ~~S~~

59

FINANCIAL HIGHLIGHTS

62

Pinnacle

SMFI-5

INTRODUCTION TO THE FUND

This prospectus explains the objectives, risks and strategies of one ~~fourteen~~ of the Portfolios within the Summit Pinnacle Series of Summit Mutual Funds, Inc. (the "Fund"), ~~each of~~  which is advised by Summit Investment Partners, Inc. (the "Adviser").  The Portfolio ~~s~~ is a ~~are~~ mutual fund ~~s~~ used as an investment option ~~s~~ for variable annuity or variable life insurance contracts offered by insurance companies. Although you cannot purchase shares of the Portfolio ~~s~~ directly, you can instruct your insurance company, subject to certain limitations, how to allocate your contract's values to ~~among~~ the Portfolio ~~s~~ ..   This prospectus offers the Class F shares of the S&P MidCap 400 Index Portfolio, which are subject to a Distribution and Shareholder Service (12b-1) Plan fee of 0.20% of the average net assets that is deducted from the net assets of the Class F shares.

~~Each~~ The Portfolio Profile below summarizes important facts about the Portfolio, including its investment objective, strategy, risks and past investment performance.  Investors should be aware that the investments made by ~~a~~ the Portfolio and the results achieved by ~~a~~ the Portfolio at any given time are not expected to be the same as those made by other mutual funds managed by the Adviser or a subadviser, including mutual funds with names, investment objectives and policies similar to the Portfolio.  More detailed information about the Portfolio ’ s ~~'~~ investment policies and strategies is provided after the Profile ~~s~~ , along with information about Portfolio expenses, share pricing and Financial Highlights  ~~for each Portfolio~~ for the Portfolio. ~~.~~

PORTFOLIO PROFILE ~~S~~

S&P MIDCAP 400 INDEX PORTFOLIO

Investment Objective

The S&P MidCap 400 Index Portfolio seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P MidCap 400 Index.

Investment Strategies

The S&P MidCap 400 Index Portfolio seeks to substantially replicate the total return of the securities comprising the S&P MidCap 400 Index, taking into consideration redemptions, sales of additional shares, and other adjustments described below.  Precise replication of the capitalization weighting of the securities in the S&P MidCap 400 Index is not feasible.  The S&P MidCap 400 Index Portfolio will attempt to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of its net assets before expenses and the total return of the S&P MidCap 400 Index.  A correlation of 100% would represent perfect correlation between the Portfolio and Index performance.  The correlation of the Portfolio's performance to that of the S&P MidCap 400 Index should increase as the Portfolio grows.  There can be no assurance that the Portfolio will achieve a 95% correlation.

The S&P MidCap 400 Index Portfolio may invest in Standard & Poor's MidCap Depositary Receipts® ("MidCap SPDRs®").  MidCap SPDRs® are units of beneficial interest in a unit investment trust, representing proportionate undivided interests in a portfolio of securities in substantially the same weighting as the common stocks that comprise the S&P MidCap 400 Index.

Under normal circumstances, the Portfolio will invest at least 80% of its assets in investments with economic characteristics similar to midcap stocks as represented in the S&P MidCap 400 Index.  Although the Adviser will attempt to invest as much of the S&P MidCap 400 Index Portfolio's assets as is

Pinnacle

SMFI-6

practical in stocks included among the S&P MidCap 400 Index and futures contracts and options relating thereto under normal market conditions, a portion of the Portfolio may be invested in money market instruments pending investment or to meet redemption requests or other needs for liquid assets.  In addition, for temporary defensive purposes, the Portfolio may invest in government securities, money market instruments, or other fixed-income securities, or retain cash or cash equivalents.

Primary Risks

An investment in the Portfolio entails investment risk, including possible loss of the principal amount invested. The Portfolio's primary risks include:

„

Market Risk:  The S&P MidCap 400 Index Portfolio's total return, like stock prices generally, will fluctuate within a wide range in response to stock market trends, so a share of the Portfolio could drop in value over short or even long periods.  Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. While potentially offering greater opportunities for capital growth than larger, more established companies, the stocks of small- and mid-cap companies may be more volatile, especially during periods of economic uncertainty.  These companies may face less certain growth prospects, or depend heavily on a limited line of products and services or the efforts of a small number of key management personnel.  The securities of these companies may trade less frequently and in more limited volume than those of larger, more established companies.  As a result, small- and mid-cap stocks may fluctuate more in value than larger-cap stocks and funds that invest in them.

„

Investment Style Risk:  Stocks of medium sized (MidCap) companies, such as many of the companies represented in the S&P MidCap 400 Index, occasionally go through cycles of doing worse (or better) than the stock markets in general or other types of investments.

„

Correlation Risk:  Because the S&P MidCap 400 Index Portfolio has expenses, and the S&P MidCap 400 Index does not, the Portfolio may be unable to replicate precisely the performance of the Index.  While the Portfolio remains small, it may have a greater risk that its performance will not match that of the Index.

„

Derivatives Risk:  The Portfolio may invest in stock futures and options, and stock index futures and options. The Portfolio will not use these investments for speculative purposes or as leveraged investments that might exacerbate gains or losses. The Portfolio will invest in derivatives solely to meet shareholder redemptions or to gain exposure to the market. The principal risk of derivatives used in this context is that a derivative instrument might not be highly correlated with the security or securities for which it is being used as a substitute.

„

Indexing Risk:  The net asset value of the Portfolio may be disproportionately affected by short and long-term changes in the characteristics of the companies whose securities make up the Portfolio’s benchmark index(indices), the general performance of such companies, modifications in the criteria for companies selected to make up the index, suspension or termination of the operation of the index, and the activities of issuers whose market capitalization represents a disproportionate amount of the total market capitalization of the index.  In addition, because the Portfolio seeks to track the performance of its benchmark index, the Adviser will pursue this investment objective regardless of the investment performance of the benchmark index and without regard to the availability of potentially more attractive investments, subject to the Portfolio's temporary defensive investment authority.

„

Temporary Defensive Risk:  The Portfolio may temporarily invest up to 100% of its assets in government securities, money market instruments or other fixed-income securities or retain larger than usual amounts of cash or cash equivalents during periods of significant uncertainty.  The reasons for the uncertainty may include, but not be limited to, market reaction to a significant event,

Pinnacle

SMFI-7

such as a natural disaster or other economic or political turmoil, or management’s reaction to a significant event within the Portfolio, such as a pending material change in net assets resulting from ~~of~~  the loss of a large client.  The duration of such an event may be brief or last for an extended period of time until the Portfolio Manager believes that it is appropriate to resume the Portfolio’s long-term investment strategies.  During such a temporary defensive period, the Portfolio likely will not achieve its objective of closely matching the results of the Index. Its temporary objective will be to preserve capital.

Bar Chart and Performance Table

The bar chart and table below provide an indication of the risk of investing in the S&P MidCap 400 Index Portfolio.  The bar chart shows how the Portfolio's annual performance has varied from year to year since its inception.  The table shows how the Portfolio's average annual returns for one year, five years and since inception compare with those of the S&P MidCap 400 Index.  Absent fee waivers and reimbursement of expenses, total returns would have been lower.  The Portfolio's returns are net of its expenses, but do not reflect the additional fees and expenses of your variable annuity or variable life insurance contract.  If those contract fees and expenses were included, the returns would be lower.  Keep in mind that the Portfolio's past performance does not indicate how it will perform in the future.

Investors should note that the performance shown relates to the Class F shares of the Portfolio that are offered in this prospectus.  All classes of shares of the Portfolio will have substantially similar annual returns because all classes of shares of the Portfolio invest in the same pool of investments, although Class F shares’ performance will be lower than the performance of other classes of shares of the Portfolio because Class F shares have higher operating expenses due to the Class F Rule 12b-1 plan.

During the period shown in the bar chart, the highest return for a calendar quarter was 17.72% (quarter ending 12/31/01) and the lowest return for a quarter was -16.79% (quarter ending 09/30/02).

Average Annual Total Returns for Periods Ended December 31, 2006

	1 Year	5 Years	Since Inception*
S&P MidCap 400 Index Portfolio	9.50%	9.99%	9.74%
S&P MidCap 400 Index	10.32%	10.89%	10.77%

*May 3, 1999

Pinnacle

SMFI-8

PORTFOLIO OPERATING EXPENSES

This table describes fees and expenses of the Portfolio ~~s~~ .. The table does not reflect separate account or insurance contract fees and charges. Therefore, fees and charges would be higher if separate account and insurance contract fees and charges were included.

EXPENSES (as a percentage of average net assets)

		Distribution		Total Annual
	Management	and Service	Other	Fund Operating
	Fees	(12b-1) Fees	Expenses *	Expenses* *
S&P MidCap 400 Index Portfolio	.30%	..20%	.2 3 ~~2~~ %	..73% ~~.53%~~

*

Other ~~e~~ Expenses ha ~~ve~~ s been restated to reflect the current results reported in the June 30, 2007 semi-annual report to shareholders.

* *

Total Operating Expenses, exclusive of Acquired Fund ~~f~~ F ees ~~&~~ and ~~e~~ E xpenses, in excess of ~~.75% for the three Lifestyle Portfolios, the Natural Resources Portfolio, the Inflation Protected Plus Portfolio, and the Russell 2000 Small Cap Portfolio, in excess of .65% for the Nasdaq-100 Index Portfolio, in excess of~~  .. 8 ~~6~~ 0% ~~for the S&P 500 Index, S&P MidCap 400 Index, Lehman Aggregate Bond Index and Balanced Index Portfolios~~  are paid by the Adviser, pursuant to the contractual limit in the investment advisory agreement.

Note:

Total Annual Fund Operating Expenses reported above may not correlate to amounts reported in the Financial Highlights section because the Financial Highlights ratios do not include Acquired Fund ~~f~~ F ees and ~~e~~ E xpenses.

EXAMPLE

Use the following table to compare fees and expenses of the Portfolio ~~s~~ to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Portfolio ’ s ~~'~~ total operating expenses.†  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years		5 Years		10 Years
S&P MidCap 400 Index Portfolio	$75 ~~54~~	$	~~170~~ 234	$	~~297~~ 407	$	~~666~~ 909

†

The 5% annual return is a standardized rate prescribed for the purpose of this example and does not represent the past or future return of the Fund.

*

Since these are new Portfolios, example amounts are provided for one and three year periods only.

The purpose of this table is to help you understand the Fund expenses that you may bear indirectly through your purchase of an insurance contract. This table does not include any contract or variable account charges.  Those charges, along with the Fund's expenses, are contained in the prospectus for your contract.

This table should not be considered a representation of past or future expenses.  Actual expenses may be more or less than those shown.

OTHER INVESTMENT POLICIES, STRATEGIES AND RISKS

FOREIGN SECURITIES

~~TheEach Portfolio may invest in foreign securities that are suitable for the Portfolio's investment objectives and policies.~~

   The ~~S&P 500 Index Portfolio, S&P MidCap 400 Index~~  Portfolio ~~, Russell 2000 Small Cap Index Portfolio, Nasdaq-100 Index Portfolio, EAFE International Index Portfolio and Lehman Aggregate Bond Index Portfolio are~~ is limited to investing in those foreign securities included in the S&P MidCap 400 ~~respective~~  Index ~~es~~ ..

Investing in foreign securities involves risks which are not ordinarily associated with investing in domestic securities, including:

•

political or economic instability in the foreign country;

Pinnacle

SMFI-9

•

diplomatic developments that could adversely affect the value of the foreign security;

•

foreign government taxes;

•

costs incurred by ~~a~~ the Portfolio in converting among various currencies;

•

fluctuation in currency exchange rates;

•

the possibility of imposition of currency controls, expropriation or nationalization measures or withholding dividends at the source;

•

in the event of a default on a foreign debt security, possible difficulty in obtaining or enforcing a judgment against the issuer;

•

less publicly available information about foreign issuers than domestic issuers;

•

foreign accounting and financial reporting requirements are generally less extensive than those in the U.S.;

•

securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers;

•

there is often less governmental regulation of foreign exchanges, broker-dealers and issuers and brokerage costs may be higher than in the United States.

Foreign securities purchased by the Portfolio ~~s~~ may include securities issued by companies located in countries not considered to be major industrialized nations. Such countries are subject to more economic, political and business risk than major industrialized nations, and the securities they issue may be subject to abrupt or erratic price fluctuations, and are expected to be more volatile and more uncertain as to payments of interest and principal. Developing countries may have relatively unstable governments, economies based only on a few industries, and securities markets that trade only a small number of securities. The secondary market for such securities is expected to be less liquid than for securities of major industrialized nations.

REPURCHASE AGREEMENTS

A repurchase agreement is a transaction where ~~a~~ the Portfolio buys a security at one price and simultaneously agrees to sell that same security back to the original owner at a higher price.   ~~Each of t~~ T he Portfolio ~~s~~ may enter into repurchase agreement transactions from time to time. The Adviser reviews the creditworthiness of the other party to the agreement and must find it satisfactory before entering into the repurchase agreement. A majority of these agreements will mature in seven days or less. In the event of the bankruptcy of the other party, ~~a~~ the Portfolio could experience delays in recovering its money, may realize only a partial recovery or even no recovery, and may also incur disposition costs.

REVERSE REPURCHASE AGREEMENTS

The ~~three Lifestyle ETF Portfolios, Natural Resources Portfolio, Inflation Protected Plus Portfolio, S&P 500 Index Portfolio, S&P MidCap 400 Index Portfolio, Balanced Index Portfolio, Russell 2000 Small Cap Index Portfolio, Nasdaq-100 Index Portfolio, EAFE International Index Portfolio and Lehman Aggregate Bond Index~~  Portfolio may enter into reverse repurchase agreements.  Under reverse repurchase agreements, the Portfolio transfers possession of portfolio securities to banks or broker-dealers in return for cash in an amount equal to a percentage of the portfolio securities' market value and agrees to repurchase the securities at a future date by repaying the cash with interest.  The Portfolio retains the right to receive interest and principal payments from the securities while they are in the possession of the financial institutions.  While a reverse repurchase agreement is in effect, the custodian (when required) will segregate from other Portfolio assets an amount of cash or liquid high quality debt obligations equal in value to the repurchase price (including any accrued interest).

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

For hedging purposes, including protecting the price or interest rate of securities that the Portfolio intends to buy, the ~~three Lifestyle ETF Portfolios, Natural Resources Portfolio, Inflation Protected Plus Portfolio, S&P 500 Index Portfolio, S&P MidCap 400 Index Portfolio, Balanced Index Portfolio, Russell 2000 Small Cap Index Portfolio, Nasdaq-100 Index Portfolio, EAFE International Index Portfolio and Lehman Aggregate Bond Index~~  Portfolio may enter into futures contracts that relate to securities in which it may directly invest and indexes comprised of such securities and may purchase and write call and put options on such contracts.   ~~Each~~  The Portfolio may invest up to 20% of its assets in such futures and/or options contracts.

Pinnacle

SMFI-10

A financial futures contract is a contract to buy or sell a specified quantity of financial instruments (such as U.S. Treasury bills, notes and bonds, commercial paper and bank certificates of deposit or the cash value of a financial instrument index at a specified future date at a price agreed upon when the contract is made).  A stock index futures contract is a contract to buy or sell specified units of a stock index at a specified future date at a price agreed upon when the contract is made.  The value of a unit is based on the current value of the contract index.  Under such contracts no delivery of the actual stocks making up the index takes place.  Rather, upon expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the index at expiration, net of variation margin previously paid.

Substantially all futures contracts are closed out before settlement date or called for cash settlement.  A futures contract is closed out by buying or selling an identical offsetting futures contract.  Upon entering into a futures contract, the Portfolio is required to deposit an initial margin with the custodian for the benefit of the futures broker.  The initial margin serves as a "good faith" deposit that the Portfolio will honor their futures commitments.  Subsequent payments (called "variation margin") to and from the broker are made on a daily basis as the price of the underlying investment fluctuates.  In the event of the bankruptcy of the futures broker that holds margin on behalf of the Portfolio, the Portfolio may be entitled to return of margin owed to it only in proportion to the amount received by the broker's other customers.  The Adviser will attempt to minimize this risk by monitoring the creditworthiness of the futures brokers with which the Portfolio does business.

Because the value of index futures depends primarily on the value of their underlying indexes, the performance of the broad-based contracts will generally reflect broad changes in common stock prices.  However, because ~~a particular~~ the Portfolio may not be invested in precisely the same proportion as the particular index, it is likely that the price changes of the Portfolio's index futures positions will not match the price changes of the Portfolio's other investments.

Options on futures contracts give the purchaser the right to assume a position at a specified price in a futures contract at any time before expiration of the option contract.

The ~~S&P 500 Index, S&P MidCap 400 Index, Balanced Index, Russell 2000 Small Cap Index, Nasdaq-100 Index and EAFE International Index~~  Portfolio ~~s~~ may write and purchase covered put and call options on securities in which it may directly invest.  Option transactions of the Portfolio will be conducted so that the total amount paid on premiums for all put and call options outstanding will not exceed 5% of the value of the Portfolio's total assets.  Further, the Portfolio will not write put or call options or combination thereof if, as a result, the aggregate value of all securities or collateral used to cover its outstanding options would exceed 25% of the value of the Portfolio's total assets.

A call option is a short-term contract (generally nine months or less) which gives the purchaser of the option the right to purchase from the seller of the option (the Portfolio) the underlying security or futures contract at a fixed exercise price at any time prior to the expiration of the option period regardless of the market price of the underlying instrument during the period. A futures contract obligates the buyer to purchase and the seller to sell a predetermined amount of a security at a predetermined price at a selected time in the future. A call option on a futures contract gives the purchaser the right to assume a "long" position in a futures contract, which means that if the option is exercised the seller of the option (the Portfolio) would have the legal right (and obligation) to sell the underlying security to the purchaser at the specified price and future time.

As consideration for the call option, the buyer pays the seller (the Portfolio) a premium, which the seller retains whether or not the option is exercised. The selling of a call option will benefit the Portfolio if, over the option period, the underlying security or futures contract declines in value or does not appreciate to a price higher than the total of the exercise price and the premium. The Portfolio risks an opportunity loss of

Pinnacle

SMFI-11

profit if the underlying instrument appreciates to a price higher than the exercise price and the premium. When the Adviser anticipates that interest rates will increase, the Portfolio may write call options in order to hedge against an expected decline in value of portfolio securities.

The Portfolio may close out a position acquired through selling a call option by buying a call option on the same security or futures contract with the same exercise price and expiration date as the option previously sold. A profit or loss on the transaction will result depending on the premium paid for buying the closing call option. If a call option on a futures contract is exercised, the Portfolio intends to close out the position immediately by entering into an offsetting transaction or by delivery of the underlying security (or other related securities).

Options transactions may increase the Portfolio's portfolio turnover rate and attendant transaction costs, and may be somewhat more speculative than other investment strategies. It may not always be possible to close out an options position, and with respect to options on futures contracts there is a risk of imperfect correlation between price movements of a futures contract (or option thereon) and the underlying security.

OPTIONS ON SECURITIES INDEXES

The ~~three Lifestyle ETF Portfolios, Natural Resources, S&P 500 Index, S&P MidCap 400 Index, Balanced Index, Russell 2000 Small Cap Index, Nasdaq-100 Index and EAFE International Index~~  Portfolio ~~s~~ may purchase or sell options on its ~~the~~ respective Ind ex ~~ices named in their investment strategies,~~  subject to the limitations set forth above and provided such options are traded on a national securities exchange or in the over-the-counter market.  Options on securities indexes are similar to options on securities except there is no transfer of a security and settlement is in cash.  A call option on a securities index grants the purchaser of the call, for a premium paid to the seller, the right to receive in cash an amount equal to the difference between the closing value of the index and the exercise price of the option times a multiplier established by the exchange upon which the option is traded.

LENDING PORTFOLIO SECURITIES

The ~~Each~~ Portfolio may lend portfolio securities with a value up to 33 1/3% of its total assets.  Such loans may be terminated at any time.  The Portfolio will continuously maintain collateral equal to not less than 100% of the current market value (on a daily marked-to-market basis) of the loaned securities plus declared dividends and accrued interest. The Portfolio will retain most rights of beneficial ownership, including the right to receive dividends, interest or other distributions on loaned securities.  Should the borrower of the securities fail financially, the Portfolio may experience delay in recovering the securities or loss of rights in the collateral.  Loans will be made only to borrowers that the Adviser deems to be of good financial standing.

ACQUIRED FUNDS AND NOTES

Acquired Funds and Notes track a securities ~~or natural resources~~  index or a basket of securities  ~~or commodities~~ .. In addition to ~~a~~ the Portfolio's operating expenses, investors will indirectly pay a proportionate share of the operating expenses of the Acquired Funds and Notes. Thus, the expenses paid by an investor will be higher than if such investor had invested directly in the Acquired Funds and Notes.

The performance of the ~~each~~ Portfolio when it ~~that~~ invests in shares of an Acquired Fund ~~orand~~  and Notes is directly related to ~~impacted byrelated to~~ the ability of that fund to meet its respective investment objective, as well as the Adviser’s allocation among the Acquired Funds and Notes. Accordingly, ~~each~~ the Portfolio’s investment performance will be influenced by the investment strategies of and risks associated with the Acquired Funds and Notes in direct proportion to the amount of assets the ~~each~~ Portfolio allocates to the Acquired Funds and Notes utilizing such strategies.

Each Acquired Fund and Note has a stated investment objective and is subject to various investment policies and restrictions. The Acquired Funds and Notes file financial and other information with the Securities and Exchange Commission (the "SEC"). Such information is publicly available at

Pinnacle

SMFI-12

www.sec.gov, and no representation or warranty is hereby made as to the accuracy or completeness of any such information (the reference to the SEC's website is an inactive textual reference and information contained in, or otherwise accessible through, its website does not form a part of the Portfolios’ Prospectus or the SAI).

MIXED AND SHARED FUNDING

The Fund offers its Pinnacle Series shares, without sales charge, only for purchase by separate accounts of The Union Central Life Insurance Company (including advances made by the life insurer in connection with the operation of the separate account) and other affiliated or unaffiliated insurance companies to fund benefits under both variable annuity contracts and variable universal life insurance policies. In the future, the Fund may also offer its Pinnacle Series shares directly to certain tax-qualified plans. The Fund's Board of Directors will monitor the Fund for the existence of any material irreconcilable conflict among the interests of such variable annuity and variable life insurance contract owners and, if and when applicable, the interests of participants in such qualified plans investing in the Fund. Insurance companies whose contracts are funded by investment in the Fund, the Adviser, and if applicable, trustees of certain qualified plans, will report any potential or existing conflicts to the Directors of the Fund. If it is determined by a majority of the Board, or by a majority of its Independent Directors, that a material irreconcilable conflict exists, the relevant insurance companies, the Adviser or plan trustees will, at their expense and to the extent reasonably practicable (as determined by a majority of the Independent Directors), take whatever steps are necessary to remedy or eliminate the irreconcilable material conflict.

OTHER INFORMATION

In addition to the investment policies described above, ~~each~~  the Portfolio's investment program is subject to further restrictions which are described in the Statement of Additional Information. Unless otherwise specified, the ~~each~~ Portfolio's investment objectives, policies and restrictions are not fundamental policies and may be changed without shareholder approval. Shareholder inquiries and requests for the Fund's Statement of Additional Information or annual report should be directed to the Fund at 1-8 77 ~~00~~ - ~~999-1840~~ 546-FUND (3863) , or at ~~P.O. Box 40409~~ 312 Walnut Street Suite 2500 , Cincinnati, Ohio 452 ~~40-0409~~ 02-4025 ..

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information.

FUND MANAGEMENT

INVESTMENT ADVISER

The Adviser is Summit Investment Partners, Inc., 312 Walnut Street, Suite 2500, Cincinnati, Ohio 45202.  Subject to the direction and authority of Summit Mutual Funds' board of directors, the Adviser manages the investment and reinvestment of the assets of the ~~each~~ Portfolio and provides administrative services and manages Summit Mutual Funds' business affairs.  The Adviser was incorporated under the laws of Ohio on August 18, 1986, as successor to the advisory business of Carillon Investments, Inc., the investment adviser for the Fund since 1984.

The ~~Each Portfolio Manager, Assistant Portfolio Manager,~~  Team Leader and Team Member s (provides analysis and trading as part of the team) who are ~~is~~ primarily responsible for the day-to-day management of the Portfolio ~~s~~ are ~~is~~ identified below with a description of their role, title, length of service and business experience.  The Statement of Additional Information provides additional information about their compensation, other accounts managed, and ownership of Fund shares.

Portfolio	Manager	Role

Pinnacle

SMFI-13

~~S&P 500 Index~~ S&P MidCap 400 Index ~~Russell 2000 Small Cap Index Nasdaq-100 Index Balanced Index Lehman Aggregate Bond Index~~	Gary R. Rodmaker, CFA Nick J. Kotsonis Kevin P. Aug, CFA	Team Leader Team Member Team Member

Mr. Rodmaker is Managing Director – Investment Management of the Adviser and a Portfolio Manager for Investment Grade and High Yield Corporate Bond and Index accounts.  He has been affiliated with the Adviser since 1989 and has 19 years of investment management experience.

Mr. Kotsonis is a Fixed Income and Index Analyst and joined Summit in 2003 after graduating from Miami University.

Mr. Aug joined Summit in 2003 as an Investment Analyst for High Yield and Index accounts.  He has five years of investment management experience.

ADVISORY FEE

During the Fund's last fiscal year, the Fund paid the Adviser, as full compensation for all facilities and services furnished, a monthly fee computed separately for ~~each~~ the Portfolio on a daily basis, at an annual rate, as follows:

Portfolio

Advisory Fee

S&P MidCap 400 Index Portfolio

.30% of the average daily net assets.

A discussion regarding the basis of the Fund's board of directors approving the Fund's investment advisory ~~and subadvisory~~  arrangements is available in the Fund's annual report for the fiscal period ending December 31, 2006.

~~OTHER MARKETING AND SERVICE ARRANGEMENTS~~

~~The Adviser or its affiliates may, out of their own resources and at no additional costs to the Portfolios or shareholders, pay insurance companies, broker-dealers and other financial intermediaries ("Intermediaries") for providing services to the Portfolios or to investors.   Such payments, commonly referred to as “revenue sharing,” do not increase Portfolio expenses and are not reflected in the fees and expenses listed in the expense table of this prospectus. The compensation received by Intermediaries via these payments may be more or less than the overall compensation received by the Intermediaries in connection with the sale of other investment products and may influence the products offered or recommended by the Intermediary, including the investment options available under your variable insurance contract.  Shareholders may obtain more information about these arrangements, including associated conflicts of interest, from their Intermediary, and should so inquire if they would like additional information.  Shareholders also may inquire of an Intermediary how the Intermediary will be compensated for investments made in the Portfolios.~~

SHAREHOLDER INFORMATION

CAPITAL STOCK

Shares (including fractional shares) of the ~~each~~ Portfolio have equal rights with regard to voting, redemptions, dividends, distributions, and liquidations with respect to th ~~at~~ e Portfolio. When issued, shares are fully paid and nonassessable and do not have preemptive or conversion rights or cumulative voting rights. The insurance companies will vote Fund shares allocated to their registered separate accounts in accordance with instructions received from their contract owners. They will also vote Fund shares allocated to registered separate accounts, for which no timely instructions are received, in proportion to the instructions that they do receive.  As a result, a small number of contract owners could determine the outcome of a vote. It is anticipated that Union Central will have voting control of the Fund by virtue of the shares of the Fund allocated to its exempt separate accounts.

DISTRIBUTION AND SHAREHOLDER SERVICE (12b-1) PLAN

This prospectus offers Class F shares of the Portfolio, which are subject to a Distribution and Shareholder Service Plan adopted by the Fund under Rule 12b-1 of the Investment Company Act of 1940.  The Portfolio pays the Distributor a fee for distribution assistance and/or shareholder services in connection with the Class F shares, and related payments the Distributor makes to banks, financial planners, retirement plan service providers, broker/ dealers and other institutions.  The fee will not exceed, on an annual basis, 0.20% of the average daily net assets attributable to the Portfolio’s Class F shares.  Because the fee is paid out of the assets of the Class F shares on an ongoing basis, over time, the fee will increase the cost and reduce the return of an investment and may cost you more than paying other types of sales charges.

The Adviser or Distributor may pay additional fees to financial intermediaries out of their own assets (and not from

Pinnacle

SMFI-14

the Fund) in exchange for sales and/or administrative services performed on behalf of the intermediaries’ customers.  Such payments and compensation, commonly referred to as “revenue sharing,” are in addition to the sales charges, 12b-1 plan fees and other fees paid to such financial intermediaries, and may be made to brokers and other financial intermediaries that provide services to the Fund and/or investors in the Fund, including (without limitation) shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the broker or other financial intermediary.  Compensation may also be paid to brokers and other financial intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list, in other sales programs, or as an expense reimbursement in cases where the broker or other financial intermediary provides shareholder services to fund shareholders.  The compensation received by financial intermediaries through sales charges, other fees payable with respect to the Fund, and/or revenue sharing arrangements for selling shares of the Fund may be more or less than the overall compensation on similar or other products and may influence your broker or other financial intermediary to present and recommend the Fund over other investment options available in the marketplace.

Revenue sharing payments are not financed by the Fund, and thus, do not result in increased Fund expenses.  They are not reflected in the "Portfolio Operating Expenses" discussion above. Investors may obtain more information about these arrangements, including the conflicts of interests that such arrangements may create, from their brokers and other financial intermediaries, and should so inquire if they would like additional information.

PURCHASING AND REDEEMING SHARES

Shares of the ~~each~~ Portfolio are available for purchase by insurance company separate accounts to serve as an investment medium for variable insurance contracts, and may be offered to qualified pension and retirement plans.  Investors do not deal directly with the Fund to purchase or redeem shares.  Please refer to the prospectus for the separate account for information on the allocation of premiums and on transfers of accumulated value among sub-accounts of the separate account that invest s in the Portfolio ~~s~~ ..

VALUATION OF PORTFOLIO SHARES

Shares are purchased and redeemed at the net asset value per share of the Portfolio ~~s~~ next determined after receipt and acceptance of a purchase order, or receipt of a redemption request, by the Fund or its agent. The net asset value of the shares of the ~~each~~ Portfolio of the Fund is determined once daily, Monday through Friday, as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time), on days during which there are purchases or redemptions of Fund shares, except:

•

when the New York Stock Exchange is closed  ~~or~~ ..

Portfolio shares are valued by:

•

adding the values of all securities and other assets of the Portfolio,

•

subtracting liabilities and expenses, and

•

dividing the resulting figure by the number of shares of the Portfolio outstanding.

Expenses, including the investment advisory fee payable to the Adviser, are accrued daily.

Securities held by the Portfolio ~~s~~ , except for money market instruments maturing in 60 days or less, are valued at their market value if market quotations are readily available. Otherwise, including instances where a significant market event may impact the value of a portfolio security after the close of trading in the security, such securities are valued at fair value as determined in good faith under policies approved by the Fund's board of directors, although the actual calculations may be made by persons acting pursuant to the direction of the board.  All money market instruments with a remaining maturity of 60 days or less are valued on an amortized cost basis.

Pinnacle

SMFI-15

Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations.  Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.  The Adviser makes such determinations in good faith in accordance with the Fund ’ s ~~’~~ valuation procedures, with the goal of accurately reflecting the current value of the ~~each~~ Portfolio’s portfolio holdings in the Portfolio's net asset value per share.  There can be no assurance that the Portfolio ~~s~~ could obtain the fair value assigned to a security if ~~they~~ it were to sell the security at approximately the time at which the Portfolio ~~s~~ determine s ~~their~~ its net asset value per share.

If Portfolio investments are traded in markets on days that are not business days of the Portfolio, the Portfolio's net asset value may vary on days when investors cannot purchase or redeem shares.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

Dividends from net investment income and any capital gains are declared and distributed ~~quarterly for the Bond, Inflation Protected Plus, Lehman Aggregate Bond Index and Balanced Index Portfolios and~~  annually for the ~~other~~  Portfolio ~~s~~ ..   ~~Any capital gains are distributed annually.~~ Dividends and capital gains distributions will be reinvested automatically in additional shares.

TAXES

The ~~Each~~ Portfolio has qualified and has elected to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If the ~~a~~ Portfolio qualifies as a "regulated investment company" and complies with the appropriate provisions of the Code, the Portfolio will pay no federal income taxes on the amounts distributed.

The ~~Each~~ Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code and the underlying regulations for variable annuity and variable life insurance contracts so that owners of these contracts should not be subject to federal tax on distributions of dividends and income from the ~~a~~ Portfolio to the insurance company's separate accounts.  If the ~~a~~ Portfolio fails to meet the diversification requirements under Section 817(h) of the Code, income earned with respect to these contracts could become currently taxable to the owners of the variable annuity and variable life insurance contracts and income for prior periods with respect to these contracts could also be taxable.

Because insurance companies are currently the only shareholders of the Portfolio ~~s~~ , no discussion is included herein as to the federal income tax consequences to shareholders. For information about the federal tax consequences of purchasing the contracts, see the prospectus for your contract.  See the Statement of Additional Information for further information about tax matters.

EXCESSIVE TRADING

The Portfolio ~~s~~ is ~~are~~ not intended for frequent or excessive trading or market timing.  Frequent trading into and out of the ~~a~~ Portfolio can disrupt portfolio investment strategies, result in lower portfolio performance and increase portfolio expenses for all shareholders, including long-term shareholders who do not generate these costs.  In particular, the Portfolio ~~s~~ may have difficulty implementing ~~their~~ its long-term investment strategies if forced to maintain a higher level of ~~their~~  assets in cash to accommodate significant short-term trading activity resulting from market timing.  Excessive purchases and sales or exchanges of the ~~a~~ Portfolio’s shares may force the Portfolio to sell portfolio securities at inopportune times to raise cash to

Pinnacle

SMFI-16

accommodate short term trading activity.  In addition, the ~~a~~ Portfolio may incur increased expenses if one or more investors engage in excessive or short-term trading.  For example, the ~~a~~ Portfolio may be forced to liquidate investments as a result of short-term trading and incur increased brokerage costs without attaining any investment advantage.  Similarly, the ~~a~~ Portfolio may bear increased administrative costs due to asset level and investment volatility that accompanies patterns of short-term trading activity.  If the Fund in unable to detect those shareholders engaging in market timing and/or excessive trading, the previously mentioned harms associated with excessive trading (lower portfolio performance, liquidity risks, increased portfolio expenses, etc.) may occur.  Even if the Portfolio ~~s~~ is ~~are~~ able to avoid additional expenses related to the impact of excessive trading of its shares, excessive trading or market timing activities in the Acquired Funds may increase expenses.

The Portfolio is not designed to accommodate excessive trading and the Fund’s ~~B~~ b oard of ~~D~~ d irectors has adopted policies to discourage excessive trading of the Portfolio ’ s ~~'~~ shares. If you wish to engage in excessive trading, we request that you do not purchase shares of the Portfolios ..  The Portfolio ~~s~~ defines "excessive trading" as exceeding one purchase and sale involving the Portfolio ~~s~~ within any 120-day period. Accordingly, you can move substantial assets from a Portfolio to another Portfolio and, within the next 120 days, sell your shares in that Portfolio to return to the first Portfolio only once during any 120-day period.

The Fund monitors daily cash flows by account to detect possible excessive trading by individuals or groups.  When suspicious activities occur that may indicate the possibility of excessive trading, the Fund will contact the insurance company and request that they investigate the activity.  If excessive trading is found, in addition to any action that may be taken by the insurance company for excessive trading, the Fund will take the following actions if you exceed the number of trades described above: 1) the first time the Fund determines that you have traded excessively, the Fund or your insurance company will notify you in writing that your variable insurance product will be monitored for additional transactions in excess of the foregoing limits; 2) upon the second incidence of excessive trading by you, the Fund or your insurance company will bar you indefinitely from further purchases of shares of the Portfolio, including purchases in connection with exchange transactions.  Two types of transactions are exempt from the excessive trading guidelines: (1) redemptions that are not part of exchanges and (2) systematic purchases or redemptions made through an automatic investment plan or an automatic withdrawal plan.

The Fund may, in its sole discretion, take any variable insurance contract off of the list of monitored contracts, or restore suspended transfer privileges if it determines that the transactions were inadvertent or were not done with the intent to market time.  OTHERWISE, ALL OF THE POLICIES RELATED TO EXCESSIVE TRADING AND MARKET TIMING AS DESCRIBED IN THIS SECTION WILL BE APPLIED UNIFORMLY AND WITHOUT EXCEPTION.  Other trading activities may be detrimental to the Portfolio ~~s~~ ..  Therefore, variable insurance contracts may be placed on the list of monitored contracts despite the fact the contract owner has not exceeded the established transfer limits.

The Portfolio ~~s~~ and its ~~their~~ agents reserve the right not to accept in whole or in part, without prior notice, any purchase request, including exchange purchases from one Portfolio to another Portfolio, by any investor or group of investors indefinitely, for any reason, particularly if they believe that any combination of trading activity in the Portfolio ~~s~~ is attributable to market timing or is otherwise excessive or potentially disruptive to the Portfolio.  Some of the factors that may be considered when determining whether or not to accept a purchase request may include, but not be limited to:

•

the number of transfers made in a defined period;

•

the dollar amount of the transfer;

•

the total assets of the Portfolio involved in the transfer;

•

the investment objectives of the particular ~~p~~ P ortfolios involved in the transfers; and/or

Pinnacle

SMFI-17

•

whether the transfer appears to be a part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies.

~~The Fund currently does not assess a mandatory redemption fee, but may do so in the future.~~

The trading history of accounts under common ownership or control may be considered in enforcing these policies.  Transactions placed through the same insurance company or plan sponsor on an omnibus basis may be rejected in whole or in part by the ~~a~~ Portfolio.  Transactions accepted by your insurance company or plan sponsor in violation of the Fund’s excessive trading policy are not deemed accepted by the Portfolio and may be cancelled or revoked by the Portfolio on the next business day following the order by the insurance company.

While the Portfolio ~~s~~ discourage s excessive short-term trading and intend s to apply ~~their~~ its policies uniformly to all shareholders, the Portfolio ~~s~~ cannot always know or reasonably detect such trading, particularly if it is facilitated by financial intermediaries or done through omnibus account arrangements. In addition, monitoring and discouraging excessive trading may require the cooperation of financial intermediaries, which cannot necessarily be assured.

S&P ~~, FRANK RUSSELL, NASDAQ AND MSCI~~ DISCLAIMER ~~S~~

The S&P MidCap 400 ~~500~~ Index is an unmanaged index of common stocks comprised of 4 ~~5~~ 00 industrial, financial, utility and transportation companies.  "Standard & Poor's®", "S&P®", ~~"S&P 500 ® ", "Standard & Poor's 500", "500",~~  "S&P MidCap 400 Index", and "Standard & Poor's MidCap 400 Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Summit Mutual Funds. Summit Mutual Funds is not sponsored, endorsed, sold or promoted by Standard & Poor's ("S&P"). S&P makes no representation or warranty, express or implied, to the beneficial owners of Summit Mutual Funds or any member of the public regarding the advisability of investing in securities generally or in Summit Mutual Funds particularly or the ability of the ~~S&P 500 Index or the~~  S&P MidCap 400 Index to track general stock market performance. S&P's only relationship to Summit Mutual Funds is the licensing of certain trademarks and trade names of S&P and of the ~~S&P 500 Index and the~~  S&P MidCap 400 Index which is determined, composed and calculated by S&P without regard to Summit Mutual Funds or the Funds. S&P has no obligation to take the needs of Summit Mutual Funds or the beneficial owners of the Funds into consideration in determining, composing or calculating ~~the S&P 500 Index and~~  the S&P MidCap 400 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Funds or the timing of the issuance or sale of the Funds or in the determination or calculation of the equation by which the Funds are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of Summit Mutual Funds.

~~The  Russell 2000 Index  is a trademark/service mark of the Frank Russell Company.  Russell is a trademark of the Frank Russell Company.  Summit Mutual Funds and the Russell 2000 Small Cap Index Portfolio are not promoted, sponsored or endorsed by, nor in any way affiliated with Frank Russell Company.  Frank Russell is not responsible for and has not reviewed the Prospectus, and Frank Russell makes no representation or warranty, express or implied, as to its accuracy, or completeness, or otherwise.~~

~~Frank Russell Company reserves the right, at any time and without notice, to alter, amend, terminate or in any way change its Index.  Frank Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating the Index.~~

~~Frank Russell Company's publication of the Index in no way suggests or implies an opinion by Frank Russell Company as to the attractiveness or appropriateness of the investment in any or all securities upon which the Index is based.  FRANK RUSSELL COMPANY MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY, COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE INDEX OR DATA INCLUDED IN THE INDEX.  FRANK RUSSELL COMPANY MAKES NO REPRESENTATION OR WARRANTY REGARDING THE USE, OR THE RESULTS OF USE, OF THE INDEX OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE INDEX.  FRANK RUSSELL COMPANY MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY OF ANY KIND, INCLUDING, WITHOUT MEANS OF LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE INDEX OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.~~

~~"Nasdaq"  and related marks are trademarks or service marks of The Nasdaq Stock Market, Inc. ("Nasdaq") and have been licensed for use for certain purposes by Summit Mutual Funds, Inc. and the Nasdaq-100 Index Portfolio.  The Nasdaq-100 Index is composed and calculated by Nasdaq without regard to Summit Mutual Funds.  Nasdaq makes no warranty, express or implied, and bears no liability with respect to the Nasdaq-100 Index Fund.  Nasdaq makes no warranty, express or implied, and bears no liability with respect to Summit Mutual Funds, its use, or any data included therein.~~

~~THE EAFE INTERNATIONAL INDEX PORTFOLIO IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MORGAN STANLEY CAPITAL INTERNATIONAL INC. (“ MSCI ”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY [LICENSEE]. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THIS FUND OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THIS FUND PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THIS FUND OR THE ISSUER OR OWNERS OF THIS FUND OR ANY OTHER PERSON OR ENTITY. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THIS FUND OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THIS FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THIS FUND IS REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THIS FUND OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THIS FUND. ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.~~

~~NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARITES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.~~

~~No purchaser, seller or holder of this security, product or fund, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this security without first contacting MSCI to determine whether MSCI’s permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.~~

Pinnacle

SMFI-18

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand ~~each~~ the Portfolio's financial performance for the periods indicated. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). Th e ~~is~~ information for the years ended December 31, 2002 to 2006 has been audited by Deloitte & Touche LLP, whose report, along with the Portfolios' financial statements, is incorporated by reference into the Statement of Additional Information and is available upon request. The information for the six months ended June 30, 2007 is unaudited, and in management’s opinion reflects all adjustments necessary to present a fair statement of the results of the interim period presented.   ~~All  such~~ All such adjustments are of a normal recurring nature.   This information should be read in conjunction with the December 31, 2006 audited financial statements and notes thereto incorporated by reference into the Statement of Additional Information , and the unaudited S&P 400 MidCap 400 Index Portfolio financial statement s and notes thereto for the six months ended June 30, 2007 included elsewhere in the registration statement.

Computed on the basis of a share of Class I capital stock outstanding throughout the period.  Class F shares will be offered beginning October 1, 2007, and therefore no financial information is presented below.  The results of the Class F shares will be lower than that of the Class I shares shown below since the Class F shares have a 0.20% ~~d~~ Distribution and Shareholder ~~s~~ Service (12b-1) Plan fee.  Share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002.

	S&P MidCap 400 Index Portfolio - Class I
	Six Months
	Ended June 30,	Year Ended December 31,
	2007	2006	2005	2004	2003	2002
Net asset value, beginning of period	$ 69.23	$ 66.08	$ 60.76	$ 52.62	$ 39.29	$ 46.70

Investment Activities:
Net investment income / (loss)	0.43	0.67	0.52	0.35 (2)	0.29	0.22
Net realized and unrealized gains / (losses)	7.49	5.64	6.50	7.93	13.28	(7.25)
Total from Investment Activities	7.92	6.31	7.02	8.28	13.57	(7.03)

Distributions:
Net investment income	(0.66)	(0.59)	(0.33)	(0.14)	(0.24)	(0.23)
Net realized gains	(2.99)	(2.57)	(1.37)	-	-	(0.15)
Total Distributions	(3.65)	(3.16)	(1.70)	(0.14)	(0.24)	(0.38)
Net asset value, end of period	$ 73.50	$ 69.23	$ 66.08	$ 60.76	$ 52.62	$ 39.29
Total return	11.65%	9.72%	11.94%	15.76%	34.74%	-15.15%

Ratios / Supplemental Data:
Ratio of expenses to average net assets - net (1)	0.53% (3)	0.52%	0.54%	0.56%	0.60%	0.60%
Ratio of expenses to average net assets - gross	0.53% (3)	0.52%	0.54%	0.56%	0.67%	0.81%
Ratio of net investment income / (loss) to average net assets	1.24% (3)	1.17%	0.91%	0.68%	0.58%	0.53%
Portfolio turnover rate	0.00%	14.35%	19.07%	15.08%	8.54%	27.73%
Net assets, end of period (000's)	$ 163,302	$144,136	$127,372	$ 99,775	$ 39,944	$ 23,180

(1)

Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.

(2)

Per share amounts are based on average shares outstanding.

(3)

Annualized.

A Statement of Additional Information dated October ~~May~~ 1, 2007, which contains further information about the Summit Pinnacle Series of the Fund, has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus.  Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders.  In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.  A copy of the Statement of Additional Information

19

or the Fund's annual and semi-annual reports may be obtained without charge by calling the Fund at 1-877-546-FUND, or by writing the Fund at 312 Walnut Street, Suite 2500, Cincinnati, Ohio 45202. ~~.~~  Since the Portfolio ~~s~~ is ~~are~~ only available as an investment option for variable insurance products, and the Portfolio ’ s ~~'~~ disclosure documents should be read in connection with the prospectus for the applicable variable insurance product, the Fund does not make the Fund’s Statement of Additional Information or the Fund’s annual and semi-annual reports available on the Fund’s website.

The Fund's Statement of Additional Information, annual and semi-annual reports and certain other information about the Fund can be reviewed and copied at the SEC's public reference room (which will send copies of these documents upon request and for a fee).  Information about the operation of the SEC's public reference room may be obtained by calling the SEC at 1-202-551-8090.  Copies of Fund documents may be requested by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-6009, or by electronic request at publicinfo@sec.gov.

These ~~f~~ F und ~~D~~ d ocuments and other information about the Fund are also available without charge at the SEC's web site: http://www.sec.gov.

20

PART B

INFORMATION REQUIRED IN A

STATEMENT OF ADDITIONAL INFORMATION

21

File 811-04000

 SUMMIT MUTUAL FUNDS, INC.

Summit Pinnacle Series

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2007

(As Supplemented Effective October 1, 2007)

This Statement of Additional Information is not a prospectus.  Much of the information contained in this Statement of Additional Information ("SAI") expands upon subjects discussed in the Prospectus.  Accordingly, this Statement should be read in conjunction with the Prospectus, dated May 1, 2007 (October 1, 2007 for the S&P MidCap 400 Index Portfolio Class F Prospectus) for Summit Mutual Funds, Inc. (the"Fund") and its Pinnacle series (the "Portfolios"), which may be obtained without charge by calling the Fund at 1-877-546-FUND (3863), or writing the Fund at 312 Walnut Street, Suite 2500, Cincinnati, Ohio 45202. The financial statements (and related notes and auditor's report) relating to the Portfolios that are included in the Fund's annual report dated December 31, 2006 are incorporated by reference into this SAI.

Summit Mutual Funds, Inc. is an open-end management investment company.

Table of Contents

Page

Investment Policies

 2

Money Market Instruments and Investment Techniques

 2

Certain Risk Factors Relating to High-Yield, High-Risk Bonds

14

Investments in Foreign Securities

15

Futures Contracts

20

Options

23

Lending Portfolio Securities

26

Pledging of Assets

26

Investment Restrictions

27

Disclosure of Portfolio Holdings

29

Portfolio Turnover

30

Management of the Fund

31

Directors and Officers

31

Investment Adviser

33

Administrator

34

Payment of Expenses

34

Advisory Fee

35

Investment Advisory Agreement

35

Investment Subadvisory Agreement

36

Service Agreement

36

Securities Activities of Adviser

36

Code of Ethics

37

Portfolio Managers

37

Determination of Net Asset Value

44

Purchase and Redemption of Shares

45

Taxes

46

Custodian, Transfer and Dividend Disbursing Agent

48

Portfolio Transactions and Brokerage

48

Distributor

50

General Information

50

Capital Stock

50

Voting Rights

51

22

Additional Information

52

Financial Statements

52

Appendix A: Proxy Voting Procedures

53

Summit Mutual Funds, Inc. – Pinnacle Series Semiannual Report

SMFI 515 Pinnacle SAI 1 0 -07

23

SUMMIT MUTUAL FUNDS, INC.

INVESTMENT POLICIES

The following specific policies supplement the Portfolios' investment strategies, policies and risks set forth in the Prospectus.

Money Market Instruments and Investment Techniques

Each Portfolio may invest in money market instruments whose characteristics are consistent with the Portfolio's investment program and are described below unless explicitly excluded in the text.

Small Bank Certificates of Deposit.  Each Portfolio may invest in certificates of deposit issued by commercial banks, savings banks, and savings and loan associations including those having assets of less than $1 billion, provided that the principal amount of such certificates is insured in full by the Federal Deposit Insurance Corporation ("FDIC").  The FDIC insures accounts up to $100,000, but any balance above such amount is not insured by the FDIC.

Repurchase Agreements.  A repurchase agreement is an instrument under which the purchaser (i.e., one of the Portfolios) acquires ownership of a security) and the seller (the "issuer" of the repurchase agreement) agrees, at the time of sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the purchaser's holding period.  This results in a fixed rate of return insulated from market fluctuations during such period. Repurchase agreements usually are for short periods, normally under one week, and are considered to be loans under the Investment Company Act of 1940 (the "1940 Act").  A Portfolio will not enter into a repurchase agreement that does not provide for payment within seven days if, as a result, more than 10% of the value of each Portfolio's net assets would then be invested in such repurchase agreements and other illiquid securities.  A Portfolio will enter into a repurchase agreement only where:  (i) the underlying security is of the type (excluding maturity limitations) that the Portfolio's investment guidelines would allow it to purchase directly, either in normal circumstances or for temporary defensive purposes; (ii) the market value of the underlying security, including interest accrued, will at all times equal or exceed the value of the repurchase agreement; and (iii) payment for the underlying security is made only upon physical delivery or evidence of book-entry transfer to the account of the custodian or a bank acting as agent. Investments by a Portfolio in repurchase agreements may be substantial when, in the view of the Adviser, unusual market, liquidity, or other conditions warrant.

If the counterparty to a repurchase agreement defaults and does not repurchase the underlying security, the Portfolio might incur a loss if the value of the underlying security declines, and the Portfolio might incur disposition costs in liquidating the underlying security.  In addition, if the counterparty becomes involved in bankruptcy proceedings, the Portfolio may be delayed or prevented from obtaining the underlying security for its own purposes.  In order to minimize any such risk, the Portfolio will engage in repurchase agreements with only recognized securities dealers and banks determined to present minimal credit risk by the Adviser, under the direction and supervision of the Board of Directors.

Reverse Repurchase Agreements.  Each Portfolio (except Zenith and Bond Portfolios) may enter into reverse repurchase agreements.  Under a reverse repurchase agreement, a Portfolio transfers possession of a security to a financial institution in return for cash in an amount equal to a percentage of the security's market value and agrees to repurchase the security at a future date by repaying the cash with interest.  The Portfolio retains the right to receive interest and principal payments from the securities while they are in the possession of the financial institution.  While a reverse repurchase agreement is in effect, the custodian will segregate from other Portfolio assets an amount of cash or liquid high quality debt obligations equal in value to the repurchase price (including any accrued interest).

U.S. Government Obligations.  Securities issued and guaranteed as to principal and interest by the United States Government include a variety of Treasury securities, which differ in their interest rates, maturities and times of issuance.  Treasury bills have a maturity of one year or less.  Treasury notes have maturities

Pinnacle

SMFI-24

of one to ten years at the time they are issued, and Treasury bonds generally have a maturity of greater than ten years at the time they are issued.

Inflation Indexed Securities.  The Portfolios may invest in inflation-indexed bonds without restriction.  Inflation indexed securities are fixed income securities whose principal value is periodically adjusted based on the rate of inflation. The U.S. Treasury and other issuers use a structure that adjusts the principal value of the bond based on the rate of inflation. Other issuers adjust the semiannual coupon payment of interest using an inflation adjustment.

Inflation-indexed securities currently issued by the U.S. Treasury have maturities of five, ten or thirty years. However, it is possible that securities with other maturities may be issued. Inflation indexed  securities pay. on a semi-annual basis, interest equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Portfolio purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months were 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole years' inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi- annual interest payment would be $15.45 ($1,030 times 1.5%).

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate.

The Portfolios may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between current stated (or nominal) interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. Conversely, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

Adjustments for U.S. inflation-indexed bonds are based on the Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Government Agency Securities.  Government agency securities that are permissible investments consist of securities issued or guaranteed by agencies or instrumentalities of the United States Government.  Agencies of the United States Government which issue or guarantee obligations include, among others,

Pinnacle

SMFI-25

Export-Import Banks of the United States, Farmers Home Administration, Federal Housing Administration, Government National Mortgage Association ("GNMA"), Maritime Administration, Small Business Administration and The Tennessee Valley Authority.  Obligations of instrumentalities of the United States Government include securities issued or guaranteed by, among others, the Federal National Mortgage Association ("FNMA"), Federal Home Loan Banks, Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Intermediate Credit Banks, Banks for Cooperatives, and the U.S. Postal Service.  Some of these securities, such as those guaranteed by GNMA, are supported by the full faith and credit of the U.S. Treasury; others, such as those issued by The Tennessee Valley Authority, are supported by the right of the issuer to borrow from the Treasury; while still others, such as those issued by the Federal Land Banks, are supported only by the credit of the instrumentality.  A Portfolio's primary usage of these types of securities will be GNMA certificates and FNMA and FHLMC mortgage-backed obligations which are discussed in more detail below.

Certificates of Deposit.  Certificates of deposit are generally short-term, interest-bearing negotiable certificates issued by banks or savings and loan associations against funds deposited in the issuing institution.

Time Deposits.  Time Deposits are deposits in a bank or other financial institution for a specified period of time at a fixed interest rate for which a negotiable certificate is not received.

Bankers' Acceptance.  A bankers' acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods).  The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date.  Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity.

Commercial Paper.  Commercial paper refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs.  Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months.

Corporate Debt Securities.  Corporate debt securities with a remaining maturity of less than one year tend to be extremely liquid and are traded as money market securities.  Such issues with between one and two years remaining to maturity tend to have greater liquidity and considerably less volatility than longer-term issues.

When-issued and Delayed-delivery Securities.  From time to time, in the ordinary course of business, each Portfolio may purchase securities on a when-issued or delayed-delivery basis, i.e., delivery and payment can take place a month or more after the date of the transactions.  Securities so purchased are subject to market fluctuation and no interest accrues to the purchaser during this period.  At the time a Portfolio makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Portfolio will record the transaction and thereafter reflect the value, each day, of such security in determining the net asset value of such Portfolio.  At the time of delivery of the securities, the value may be more or less than the purchase price.  Each Portfolio will segregate cash or cash equivalents or other Portfolio securities equal in value to commitments for such when-issued or delayed-delivery securities.

Structured Notes.  The three Lifestyle ETF Market Strategy Portfolios and the Natural Resources Portfolio may each invest up to 10% of its total assets in structured notes.  Structured notes are derivative debt securities whose interest rate or principal is determined by a factor that is not associated with the issue. These factors may reference the value of one or more unrelated equity or fixed income securities (including an index), interest rates or commodities.  Structured securities may include terms providing that, in certain circumstances, no principal is due at maturity.  Such terms may result in a substantial loss of invested capital. Structured notes may be positively or negatively indexed. As a consequence, the appreciation of the reference factor may produce a significant increase or a decrease in the interest rate or the value of the security at maturity because the adjustment may be calculated as a specified multiple of the change in the value of the reference; therefore, the value of such security may be very volatile. These securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the referenced factor. Structured securities may also be more volatile, less liquid,

Pinnacle

SMFI-26

and more difficult to accurately price than less complex securities or more traditional debt securities. To the extent a Portfolio invests in these securities, however, the Adviser analyzes them in its overall assessment of the effective duration of the Portfolio's portfolio in an effort to monitor the Portfolio's interest rate risk.

Asset-Backed Securities.  Each Portfolio, except the S&P 500 Index Portfolio, the S&P MidCap 400 Index Portfolio, the Russell 2000 Small Cap Index Portfolio, the Nasdaq-100 Index Portfolio, the EAFE International Index Portfolio, the three Lifestyle ETF Market Strategy Portfolios and the Natural Resources Portfolio may invest in asset-backed securities. Asset-backed securities may be classified either as pass-through certificates or collateralized obligations.  Pass-through certificates are asset-backed securities that represent an undivided fractional ownership interest in an underlying pool of assets.  Asset-backed securities issued in the form of debt instruments, also known as collateralized obligations, are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt.  Asset-backed securities may be of short maturity, such as commercial paper, or longer, such as bonds, and may be issued with only one class of security or have more than one class with some classes having rights to payments on the asset-backed security subordinate to the rights of the other classes.  These subordinated classes will take the risk of default before the classes to which they are subordinated.

The Balanced Index Portfolio, Lehman Aggregate Bond Index Portfolio, Zenith Portfolio and Bond Portfolio may invest without limitation, and the Inflation Protected Plus Portfolio may invest up to 20% of its total assets, in asset-backed securities whose characteristics are consistent with the Portfolio's investment program and are not further limited below.  The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator of the debt obligations or any other affiliated entities and the amount and quality of any credit support provided to the securities.  The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets which in turn may be affected by a variety of economic and other factors.  As a result, the yield on any asset-backed security is difficult to predict with precision and actual yield to maturity may be more or less than the anticipated yield to maturity.  In addition, for asset-backed securities purchased at a premium, the premium may be lost in the event of early pre-payment which may result in a loss to the Portfolio.

Pass-through certificates usually provide for payments of principal and interest received to be passed through to their holders, usually after deduction for certain costs and expenses incurred in administering the pool.  Because pass-through certificates represent an ownership interest in the underlying assets, the holders thereof bear directly the risk of any defaults by the obligors on the underlying assets not covered by any credit support.  See "Types of Credit Support" below.

Collateralized obligations are most often trade, credit card or automobile receivables.  The assets collateralizing such asset-backed securities are pledged to a trustee or custodian for the benefit of the holders thereof.  Such issuers generally hold no assets other than those underlying the asset-backed securities and any credit support provided.  As a result, although payments on such asset-backed securities are obligations of the issuers, in the event of defaults on the underlying assets not covered by any credit support (see "Types of Credit Support" below), the issuing entities are unlikely to have sufficient assets to satisfy their obligations on the related asset-backed securities.

Mortgage-Backed Securities.  Each Portfolio, except the S&P 500 Index Portfolio, the S&P MidCap 400 Index Portfolio, the Russell 2000 Small Cap Index Portfolio, the Nasdaq-100 Index Portfolio, the EAFE International Index Portfolio, the three Lifestyle ETF Market Strategy Portfolios and the Natural Resources Portfolio may invest in mortgage-backed securities.  Mortgage-backed securities are securities representing interests in a pool of mortgages. Principal and interest payments made on the mortgages in the underlying mortgage pool are passed through to the Portfolio.  The Balanced Index Portfolio, Lehman Aggregate Bond Index Portfolio, Zenith Portfolio and Bond Portfolio may invest without limitation, and the Inflation Protected Plus Portfolio may invest up to 20% of its total assets, in mortgage-backed securities whose characteristics are consistent with the Portfolio's investment program and are not further limited below.  The actual prepayment experience of a pool of mortgage loans or other obligations may

Pinnacle

SMFI-27

cause the yield realized by the Portfolio to differ from the yield calculated on the basis of the average life of the pool.  (When a mortgage in the underlying mortgage pool is prepaid, an unscheduled principal prepayment is passed through to the Portfolio.  This principal is returned to the Portfolio at par.  As a result, if a mortgage security were trading at a premium, its total return would be lowered by prepayments, and if a mortgage security were trading at a discount, its total return would be increased by prepayments.)  The value of these securities also may change because of changes in the market's perception of the creditworthiness of the federal agency that issued them.  The mortgage securities market in general may be adversely affected by changes in governmental regulation or tax policies.  In addition, for mortgage-backed securities purchased at a premium, the premium may be lost in the event of early prepayment which may result in a loss to the Portfolio.

Methods of Allocating Cash Flows.  While many asset-backed securities are issued with only one class of security, many asset-backed securities are issued in more than one class, each with different payment terms.  Multiple class asset-backed securities are issued for two main reasons.  First, multiple classes may be used as a method of providing credit support.  This is accomplished typically through creation of one or more classes whose right to payments on the asset-backed security is made subordinate to the right to such payments of the remaining class or classes.  See "Types of Credit Support."  Second, multiple classes may permit the issuance of securities with payment terms, interest rates or other characteristics differing both from those of each other and from those of the underlying assets.  Examples include so-called "strips" (asset-backed securities entitling the holder to disproportionate interests with respect to the allocation of interest and principal of the assets backing the security), and securities with class or classes having characteristics, such as floating interest rates (i.e., interest rates which adjust as a specified benchmark changes) or scheduled amortization of principal, that mimic the characteristics of non-asset-backed securities.

Asset-backed securities in which the payment streams on the underlying assets are allocated in a manner different than those described above may be issued in the future.  A Portfolio may invest in such asset-backed securities if such investment is otherwise consistent with its investment objective and policies and with the investment restrictions of the Portfolio.

Types of Credit Support.  Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties.  To lessen the effect of failures by obligors on underlying assets to make payments, such securities may contain elements of credit support.  Such credit support falls into two classes:  liquidity protection and protection against ultimate default by an obligor on the underlying assets.  Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that scheduled payments on the underlying pool are made in a timely fashion.  Protection against ultimate default ensures ultimate payment of the obligations on at least a portion of the assets in the pool.  Such protection may be provided through guarantees, insurance policies or letters of credit obtained from third parties, various means of structuring the transaction, or through a combination of such approaches.  Examples of asset-backed securities with credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class asset-backed securities with certain classes subordinate to other classes as to the payment of principal thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class) and asset-backed securities that have "reserve funds" (where cash or investments, sometimes funded from a portion of the initiating payments on the underlying assets, are held in reserve against future losses) or that have been "over-collateralized" (where the scheduled payments on, or the principal amount of, the underlying assets substantially exceeds that required to make payment of the asset-backed securities and pay any servicing or other fees).  The degree of credit support provided on each issue is based generally on historical information respecting the level of credit risk associated with such payments.  Delinquency or loss in excess of that anticipated could adversely affect the return on an investment in an asset-backed security.

Automobile Receivable Securities.  Each Portfolio, except the S&P 500 Index Portfolio, the S&P MidCap 400 Index Portfolio, the Russell 2000 Small Cap Index Portfolio, the Nasdaq-100 Index Portfolio, the EAFE International Index Portfolio, the three Lifestyle ETF Market Strategy Portfolios and the Natural Resources  Portfolio may invest in automobile receivable securities.  Automobile receivable securities are asset-backed securities backed by receivables from motor vehicle installment sales contracts or

Pinnacle

SMFI-28

installment loans secured by motor vehicles ("Automobile Receivable Securities").  Because installment sales contracts for motor vehicles or installment loans related thereto ("Automobile Contracts") typically have shorter durations and lower incidences of prepayment, Automobile Receivable Securities generally will exhibit a shorter average life and are less susceptible to prepayment risk.

Most entities that issue Automobile Receivable Securities create an enforceable interest in their respective Automobile Contracts only by filing a financing statement and by having the servicer of the Automobile Contracts, which is usually the originator of the Automobile Contracts, take custody thereof.  In such circumstances, if the servicer of the Automobile Contracts were to sell the same Automobile Contracts to another party, in violation of its obligation not to do so, there is a risk that such party could acquire an interest in the Automobile Contracts superior to that of the holders of Automobile Receivable Securities.  Also, although most Automobile Contracts grant a security interest in the motor vehicle being financed, in most states the security interest in a motor vehicle must be noted on the certificate of title to create an enforceable security interest against competing claims of other parties.  Due to the large number of vehicles involved, however, the certificate of title to each vehicle financed, pursuant to the Automobile Contracts underlying the Automobile Receivable Security, usually is not amended to reflect the assignment of the seller's security interest for the benefit of the holders of the Automobile Receivable Securities.  Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on the securities.  In addition, various state and federal laws give the motor vehicle owner the right to assert against the holder of the owner's Automobile Contract certain defenses such owner would have against the seller of the motor vehicle.  The assertion of such defenses could reduce payments on the Automobile Receivable Securities.

Credit Card Receivable Securities.  Each Portfolio, except the S&P 500 Index Portfolio, the S&P MidCap 400 Index Portfolio, the Russell 2000 Small Cap Index Portfolio, the Nasdaq-100 Index Portfolio, the EAFE International Index Portfolio, the three Lifestyle ETF Market Strategy Portfolios and the Natural Resources Portfolio also may invest in credit card receivable securities.  Credit card receivable securities are asset-backed securities backed by receivables from revolving credit card agreements ("Credit Card Receivable Securities").  Credit balances on revolving credit card agreements ("Accounts") are generally paid down more rapidly than are Automobile Contracts.  Most of the Credit Card Receivable Securities issued publicly to date have been pass-through certificates.  In order to lengthen the maturity of Credit Card Receivable Securities, most such securities provide for a fixed period during which only interest payments on the underlying Accounts are passed through to the security holder, while principal payments received on such Accounts are used to fund the transfer to the pool of assets supporting the related Credit Card Receivable Securities of additional credit card charges made on an Account.  The initial fixed period usually may be shortened upon the occurrence of specified events which signal a potential deterioration in the quality of the assets backing the security, such as the imposition of a cap on interest rates.  The ability of the issuer to extend the life of an issue of Credit Card Receivable Securities thus depends upon the continued generation of additional principal amounts in the underlying accounts during the initial period and the non-occurrence of specified events.  An acceleration in cardholders' payment rates or any other event which shortens the period during which additional credit card charges on an Account may be transferred to the pool of assets supporting the related Credit Card Receivable Security could shorten the weighted average life and yield of the Credit Card Receivable Security.

Credit cardholders are entitled to the protection of a number of state and federal consumer credit laws, many of which give such holder the right to set off certain amounts against balances owed on the credit card, thereby reducing amounts paid on Accounts.  In addition, unlike most other asset-backed securities, Accounts are unsecured obligations of the cardholder.

Other Assets.  The Adviser anticipates that asset-backed securities backed by assets other than those described above will be issued in the future.  Each Portfolio, except the S&P 500 Index Portfolio, the S&P MidCap 400 Index Portfolio, the Russell 2000 Small Cap Index Portfolio, the Nasdaq-100 Index Portfolio, the EAFE International Index Portfolio, the three Lifestyle ETF Market Strategy Portfolios and the Natural Resources Portfolio may invest in such securities in the future if such investment is otherwise consistent with its investment objective, policies and restrictions.  There are, of course, other types of securities that are, or may become, available, which are similar to the foregoing.

Pinnacle

SMFI-29

GNMA Certificates.  GNMA certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans on which timely payment of interest and principal is guaranteed by the full faith and credit of the U.S. government. GNMA certificates differ from typical bonds because principal is repaid monthly over the term of the loan rather than returned in a lump sum at maturity. Because both interest and principal payments (including prepayments) on the underlying mortgage loans are passed through to the holder of the certificate, GNMA certificates are called "pass-through" securities.

Although the mortgage loans in the pool have maturities of up to 30 years, the actual average life of the GNMA certificates typically will be substantially less because the mortgages are subject to normal principal amortization and may be prepaid prior to maturity. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the GNMA certificates. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the GNMA certificates. Accordingly, it is not possible to predict accurately the average life of a particular pool. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, GNMA certificates can be less effective than typical bonds of similar maturities at "locking-in" yields during periods of declining interest rates, although they may have comparable risks of decline in value during periods of rising interest rates.

FNMA and FHLMC Mortgage-Backed Obligations.  FNMA, a federally chartered and privately owned corporation, issues pass-through securities representing an interest in a pool of conventional mortgage loans. FNMA guarantees the timely payment of principal and interest but this guarantee is not backed by the full faith and credit of the U.S. government. FHLMC, a corporate instrumentality of the United States, issues participation certificates that represent an interest in a pool of conventional mortgage loans. FHLMC guarantees the timely payment of interest and the ultimate collection of principal and maintains reserves to protect holders against losses due to default, but the certificates are not backed by the full faith and credit of the U.S. government. As is the case with GNMA certificates, the actual maturity of and realized yield on particular FNMA and FHLMC pass-through securities will vary based on the prepayment experience of the underlying pool of mortgages.

Mortgage-Related Securities.  Each Portfolio, except the S&P 500 Index Portfolio, the S&P MidCap 400 Index Portfolio, the Russell 2000 Small Cap Index Portfolio, the Nasdaq-100 Index Portfolio, the EAFE International Index Portfolio, the three Lifestyle ETF Market Strategy Portfolios and the Natural Resources  Portfolio may invest in collateralized mortgage obligations ("CMOs"), and the Inflation Protected Plus Portfolio may invest up to 20% of its assets in CMOs or mortgage-backed bonds.  CMOs and mortgage-backed bonds are issued by financial institutions such as commercial banks, savings and loan associations, mortgage banks and securities broker-dealers (or affiliates of such institutions established to issue these securities). CMOs are obligations fully collateralized directly or indirectly by a pool of mortgages on which payments of principal and interest are dedicated to payment of principal and interest on the CMOs. Payments on the underlying mortgages (both interest and principal) are passed through to the holders, although not necessarily on a pro rata basis, on the same schedule as they are received. Mortgage-backed bonds are general obligations of the issuer fully collateralized directly or indirectly by a pool of mortgages. The mortgages serve as collateral for the issuer's payment obligations on the bonds, but interest and principal payments on the mortgages are not passed through either directly (as with GNMA certificates and FNMA and FHLMC pass-through securities) or on a modified basis (as with CMOs). Accordingly, a change in the rate of prepayments on the pool of mortgages could change the effective maturity of a CMO but not that of a mortgage-backed bond (although, like many bonds, mortgage-backed bonds may be callable by the issuer prior to maturity).

Each Portfolio, except the S&P 500 Index Portfolio, the S&P MidCap 400 Index Portfolio, the Russell 2000 Small Cap Index Portfolio, the Nasdaq-100 Index Portfolio, the EAFE International Index Portfolio, the three Lifestyle ETF Market Strategy Portfolios and the Natural Resources  Portfolio may also invest in a variety of more risky CMOs, including interest only ("IOs"), principal only ("POs"), inverse floaters, or a combination of these securities.  Stripped mortgage-backed securities ("SMBS") are usually structured with several classes that receive different proportions of the interest and principal distributions from a pool of mortgage assets. A common type of SMBS will have one class receiving all of the interest

Pinnacle

SMFI-30

from the mortgage assets (an IO), while the other class will receive all of the principal (a PO). However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying mortgage assets experience greater-than-anticipated or less-than-anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial investment or obtain its initially assumed yield on some of these securities. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on classes of SMBS that have more uncertain timing of cash flows are generally higher than prevailing market yields on other mortgage-backed securities because there is a greater risk that the initial investment will not be fully recouped or received as planned over time.

Each Portfolio, except the S&P 500 Index Portfolio, the S&P MidCap 400 Index Portfolio, the Russell 2000 Small Cap Index Portfolio, the Nasdaq-100 Index Portfolio, the EAFE International Index Portfolio, the three Lifestyle ETF Market Strategy Portfolios and the Natural Resources  Portfolio may invest in another CMO class known as leveraged inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest.  The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Accordingly, the duration of an inverse floater may exceed its stated final maturity.

The staff of the Securities and Exchange Commission ("SEC") has taken the position that IOs and POs, other than government-issued IOs or POs backed by fixed-rate mortgages, should be treated as illiquid securities. Furthermore, each Portfolio limits investments in more risky CMOs (IOs, POs, inverse floaters) to no more than 5% of its total assets. The Portfolios will treat non-government-issued IOs and POs not backed by fixed-rate mortgages as illiquid unless and until the SEC modifies its position.  Under the SEC  staff's position, the determination of whether a particular government-issued IO and PO backed by fixed-rate mortgages is liquid may be made on a case by case basis under guidelines and standards established by the Board of Directors.  The Board of Directors has delegated to the Adviser the authority to determine the liquidity of these investments based on the following criteria:  the type of issuer; type of collateral, including age and prepayment characteristics; rate of interest on coupon relative to current market rates and the effect of the rate on the potential for prepayments; complexity of the issue's structure, including the number of tranches; size of the issue and the number of dealers who make a market in the IO or PO.

Zero-Coupon and Pay-In-Kind Bonds.  Each Portfolio, except the S&P 500 Index Portfolio, the S&P MidCap 400 Index Portfolio, the Russell 2000 Small Cap Index Portfolio, the Nasdaq-100 Index Portfolio, the EAFE International Index Portfolio, the three Lifestyle ETF Market Strategy Portfolios and the Natural Resources  Portfolio may invest in zero-coupon bonds, and the Inflation Protected Plus Portfolio may invest up to 20% of its assets in zero-coupon bonds. A zero-coupon bond is a security that has no cash coupon payments.  Instead, the issuer sells the security at a substantial discount from its maturity value.  The interest received by the investor from holding this security to maturity is the difference between the maturity value and the purchase price.  The advantage to the investor is that reinvestment risk of the income received during the life of the bond is eliminated.  However, zero-coupon bonds, like other bonds, retain interest rate and credit risk and usually display more price volatility than those securities that pay a cash coupon.  Because there are no periodic interest payments made to the holder of a zero-coupon security, when interest rates rise, the value of such a security will fall more dramatically than a bond paying out interest on a current basis.  When interest rates fall, however, zero-coupon securities rise more rapidly in value because the bonds have locked in a specific rate of return which becomes more attractive the further interest rates fall.

Each Portfolio, except the S&P 500 Index Portfolio, the S&P MidCap 400 Index Portfolio, the Russell 2000 Small Cap Index Portfolio, the Nasdaq-100 Index Portfolio, the EAFE International Index Portfolio, the three Lifestyle ETF Market Strategy Portfolios and the Natural Resources  Portfolio may invest in payment-in-kind bonds, and the Portfolio also may invest in pay-in-kind bonds. Payment-in-kind ("PIK") bonds are securities that pay interest in either cash or additional securities, at the issuer's option, for a specified period.  PIKs, like zero-coupon bonds, are designed to give an issuer flexibility in managing

Pinnacle

SMFI-31

cash flow.  PIK bonds can be either senior or subordinated debt and trade flat (i.e., without accrued interest).  The price of PIK bonds is expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment.  PIKs are usually less volatile than zero-coupon bonds, but more volatile than securities paid in cash.

Convertible Bonds. Each Portfolio, except the S&P 500 Index Portfolio, the S&P MidCap 400 Index Portfolio, the Russell 2000 Small Cap Index Portfolio, the Nasdaq-100 Index Portfolio, the EAFE International Index Portfolio, the three Lifestyle ETF Market Strategy Portfolios and the Natural Resources  Portfolio may invest in convertible bonds, and the Inflation Protected Plus Portfolio may invest up to 20% of its total assets in convertible bonds.  Convertible bonds are debt instruments convertible into equity of the issuing company at certain times in the future and according to a certain exchange ratio.  Typically, convertible bonds are callable by the issuing company, which may, in effect, force conversion before the holder would otherwise choose.

Equity Securities.  The Zenith Portfolio, the three Lifestyle ETF Market Strategy Portfolios, the Natural Resources Portfolio, the S&P 500 Index Portfolio, the S&P MidCap 400 Index Portfolio, the Russell 2000 Small Cap Index Portfolio, the Nasdaq-100 Index Portfolio, and the EAFE International Index Portfolio may invest in equity securities without restriction.  The Bond Portfolio may invest up to 25% of its assets in equities. The Inflation Protected Plus Portfolio may retain up to 10% of its assets in equities that were acquired as part of conversion transaction involving the portfolio's fixed income securities. The Lehman Aggregate Bond Index Portfolio may not invest in equity securities. The Balanced Index Portfolio generally invests approximately 60% of its assets in equity securities.

Acquired Funds and Notes.  The three Lifestyle ETF Market Strategy Portfolios and the Natural Resources Portfolio will invest in exchange traded funds (ETFs) and other types of investment companies, funds and trusts, such as open-end mutual funds, unit investment trusts, closed-end funds, grantor trusts, and REITS – real estate investment trusts (collectively with ETFs, the "Acquired Funds").  The Natural Resources Portfolio will also invest in exchange traded notes (ETNs). Any Index-based Portfolio may invest in shares of an exchange traded fund or unit investment trust ("UIT"), which is currently in existence or is created in the future, that is designed to track the performance of the Portfolio's underlying Index. All Portfolios will use shares of money market mutual funds for short-term cash management and sweep investments. These Acquired Funds and Notes may track a securities or commodities index or a basket of securities or commodities or provide a diversified portfolio of short-term cash equivalent investments. In addition to a Portfolio's operating expenses, investors will indirectly pay a proportionate share of the operating expenses of the ETFs and Acquired Funds and Notes. Thus, the expenses paid by an investor will be higher than if such investor had invested directly in the ETFs and Acquired Funds and Notes.

Exchange Traded Funds.  ETFs are passive funds that track their related index and have the flexibility of trading like a security. They are managed by professionals and provide the investor with diversification, cost and tax efficiency, liquidity, marginability, are useful for hedging, have the ability to go long and short, and some provide quarterly dividends. Additionally, ETFs are unit investment trusts (UITs) that have two markets. The primary market is where institutions swap "creation units" in block-multiples of 50,000 shares for in-kind securities and cash in the form of dividends. The secondary market is where individual investors can trade as little as a single share during trading hours on the exchange. This is different from open-ended mutual funds that are traded after hours once the net asset value (NAV) is calculated. ETFs share many similar risks with open-end and closed-end funds as discussed in the following paragraphs.

Exchange Traded Notes.  ETNs generally are senior, unsecured, unsubordinated debt securities issued by a sponsor.  They are designed to provide investors a different way to gain exposure to the returns of market benchmarks, particularly those in the natural resource and commodity markets.  ETNs are not equity investments or investment companies, but they do share some characteristic with those investment vehicles.  As with equities, ETNs can be shorted, and as with ETFs and index funds, they are designed to track the total return performance of a benchmark index.  Like ETFs, ETNs are traded on an exchange and can be bought and sold on the listed exchange.  Additionally, recent private letter rulings by the Internal Revenue Service have indicated that a regulated investment company (RIC) can rely on favorable

Pinnacle

SMFI-32

treatment concerning whether ETNs that track commodity indices generate qualifying income under Section 851(b)(2).

Open-end Investment Companies (Mutual Funds).  The 1940 Act generally provides that an underlying fund whose shares are purchased by a Portfolio will be obligated to redeem shares held by the Portfolio only in an amount up to 1% of the underlying fund's outstanding securities during any period of less than 30 days. Shares held by a Portfolio in excess of 1% of an underlying fund's outstanding securities therefore, will generally be considered illiquid securities, which, together with other such securities, may not exceed 15% of a Portfolio's assets.  In some cases deemed appropriate by the Adviser or the Board of Directors, shares held by a Portfolio in excess of 1% of an underlying fund's outstanding securities will be considered readily marketable securities (for example, exchange traded funds which are registered as open-end investment companies but listed on an exchange).

Under certain circumstances an underlying fund may determine to make payment of a redemption by a Portfolio wholly or partly by a distribution in kind of securities from its portfolio, in lieu of cash, in conformity with the rules of the SEC. In such cases, a Portfolio may hold securities distributed by an underlying fund until the Adviser determines that it is appropriate to dispose of such securities.

Investment decisions by the investment advisers of the underlying funds are made independently of the Portfolios and the Adviser. Therefore, the investment adviser of one underlying fund may be purchasing shares of the same issuer whose shares are being sold by the investment adviser of another such fund. The result of this would be an indirect expense to a Portfolio without accomplishing any investment purpose.

Closed-end Investment Companies.  The Portfolios may invest their assets in "closed-end" investment companies (or "closed-end funds"), subject to the investment restrictions set forth below. The Portfolios, together with any company or companies controlled by the Portfolios, and any other investment companies having the Adviser as an investment adviser, may purchase in the aggregate only up to 3% of the total outstanding voting stock of any closed-end fund. Shares of closed-end funds are typically offered to the public in a one-time initial public offering by a group of underwriters who retain a spread or underwriting commission of between 4% or 6% of the initial public offering price. Such securities are then listed for trading on an exchange and, in some cases, may be traded in over-the-counter markets. Because shares of closed-end funds generally cannot be redeemed upon demand to the issuer like the shares of an open-end investment company (such as a mutual fund), investors buy and sell shares of closed-end funds in the secondary market.

A Portfolio generally will purchase shares of closed-end funds only in the secondary market. A Portfolio will incur normal brokerage costs on such purchases similar to the expenses a Portfolio would incur for the purchase of securities of any other type of issuer in the secondary market. A Portfolio may, however, also purchase securities of a closed-end fund in an initial public offering when, in the opinion of the Adviser, based on a consideration of the nature of the closed-end fund's proposed investments, the prevailing market conditions and the level of demand for such securities, they represent an attractive investment opportunity consistent with the investment objectives of the Portfolio. The initial offering price typically will include a dealer spread, which may be higher than the applicable brokerage cost if a Portfolio purchased such securities in the secondary market.

After their initial public offering, the shares of many closed-end funds frequently trade at a price per share, that is less than the net asset value per share, the difference representing the "market discount" of such shares. A market discount may be due in part to the investment objective of long-term appreciation sought by many closed-end funds, as well as to the fact that the shares of closed-end funds are not redeemable by the holder upon demand to the issuer at the next determined net asset value but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end fund shares also may contribute to a market discount.

A Portfolio may invest in shares of closed-end funds that are trading at a discount to net asset value or at a premium to net asset value. There can be no assurance that the market discount on shares of any closed-end fund purchased by a Portfolio will ever decrease. In fact, it is possible that this market discount may increase and a Portfolio may suffer realized or unrealized capital losses due to further decline in the

Pinnacle

SMFI-33

market price of the securities of such closed-end funds, thereby adversely affecting the net asset value of a Portfolio's shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by a Portfolio at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by a Portfolio.

Closed-end funds may issue senior securities (including preferred stock and debt obligations) for the purpose of leveraging the closed-end fund's common shares in an attempt to enhance the current return to such closed-end fund's common shareholders. A Portfolio's investment in the common shares of closed-end funds that are financially leveraged may create an opportunity for greater total return on its investment, but at the same time may be expected to exhibit more volatility in market price and net asset value than an investment in shares of investment companies without a leveraged capital structure.

The Portfolios generally expect to purchase shares of Acquired Funds through broker-dealers in transactions on a securities exchange, and in such cases the Portfolios will pay customary brokerage commissions for each purchase and sale. Shares of an Acquired Fund may also be acquired by depositing a specified portfolio of an ETF's underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit, with the ETF's custodian, in exchange for which the ETF will issue a quantity of new shares sometimes referred to as a "creation unit." Similarly, shares of an ETF purchased on an exchange may be accumulated until they represent a creation unit, and the creation unit may redeemed in kind for a portfolio of the underlying securities (based on the ETF's net asset value) together with a cash payment generally equal to accumulated dividends as of the date of redemption. The Portfolios may redeem creation units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities (and any required cash) to purchase creation units, if the Adviser believes it is in a Portfolio's interest to do so. The Portfolios' ability to redeem creation units may be limited by the 1940 Act, which provides that ETFs are not obligated to redeem shares held by mutual funds, including the Portfolios, in an amount exceeding one percent of the ETF's total outstanding securities during any period of less than 30 days.

There is a risk that an Acquired Fund in which a Portfolio invests may terminate due to extraordinary events. For example, any of the service providers to the Acquired Fund, such as the trustee or sponsor, may close or otherwise fail to perform their obligations, and the Acquired Fund may not be able to find a substitute service provider. An Acquired Fund may be dependent upon licenses to use an index as a basis for determining its composition and/or otherwise to use certain trade names. If these licenses are terminated, the Acquired Fund may also terminate. In addition, an Acquired Fund may terminate if its net assets fall below a certain amount.

Although the Portfolios believe that, in the event of the termination of an Acquired Fund, they will be able to invest instead in shares of an alternate Acquired Fund tracking the same market index or another index covering the same general market, there can be no assurance that shares of a suitable alternate would be available for investment at that time. If a Portfolio is unable to identify a satisfactory alternative to provide exposure to a target investment class or sector, the Adviser may allocate assets to an indexed or managed fund that is not an ETF until such time, if ever, that an ETF is available.  The Adviser may use a fund in the Summit Mutual Funds family for these purposes, subject to applicable legal limits and conditions.

Limitations on Investing in Other Investment Companies.  Generally, under the 1940 Act, a Portfolio may not acquire shares of another investment company (including Acquired Funds that are investment companies) if, immediately after such acquisition, (i) such Portfolio would hold more than 3% of the investment company's total outstanding shares, (ii) if such Portfolio's investment in securities of the investment company would be more than 5% of the value of the total assets of the Portfolio, or (iii) if more than 10% of such Portfolio's total assets would be invested in investment companies. The SEC has promulgated exceptions to certain of these limits and has adopted rules that address the ability of the Portfolios to invest in shares of an investment company. A Portfolio's ability to invest in Acquired Funds may be restricted unless the Portfolio qualifies for exceptions to certain of these limits

To the extent the 1940 Act limitations apply to an Acquired Fund, such limitations may prevent a Portfolio from allocating its investments in the manner that the Adviser considers optimal, or cause the Adviser to select a similar index or a basket of stocks (a group of securities related by index or sector that are pre-selected by, and made available through, certain brokers) ("Stock Baskets") providing similar exposure as an alternative. The Portfolios

Pinnacle

SMFI-34

may also invest in Stock Baskets when the Adviser believes they represent more attractive opportunities than comparable Acquired Funds.

Private Placements (Restricted Securities).  Each Portfolio other than the S&P 500 Index Portfolio, the S&P MidCap 400 Index Portfolio, the Russell 2000 Small Cap Index Portfolio, the Nasdaq-100 Index Portfolio and the EAFE International Index Portfolio may invest up to 10% of its total assets in securities, including restricted securities (privately-placed debt securities), that are not readily marketable.

Certain restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933, as amended (the "1933 Act").  Where registration is required, a Portfolio may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement.  If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to sell.  Restricted securities without readily available market quotations will be valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Directors.

Some restricted securities are eligible for purchase and sale under Rule 144A under the 1933 Act.  Rule 144A permits certain qualified institutional buyers, such as the Portfolios, to trade in privately-placed securities even though such securities are not registered under the 1933 Act.  Securities purchased under Rule 144A, although restricted, may nevertheless be liquid, and the Adviser, under the supervision of the Directors, will make this determination on a case-by-case basis.  In making this determination, the Adviser or applicable subadviser will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security.  In addition, the Adviser or applicable subadviser could consider the:  (i) frequency of trades and quotes; (ii) number of dealers and potential purchasers; (iii) dealer undertakings to make a market; and (iv) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Investing in Rule 144A securities could have the effect of increasing the amount of a Portfolio's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

Certain Risk Factors Relating to High-Yield, High-Risk Bonds

The descriptions below are intended to supplement the material in the Prospectus regarding high-yield, high-risk bonds.

Sensitivity to Interest Rates and Economic Changes.  High-yield bonds are very sensitive to adverse economic changes and corporate developments and their yields will fluctuate over time.  During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing.  If the issuer of a bond defaults on its obligation to pay interest or principal or enters into bankruptcy proceedings, a Portfolio could incur losses or expenses in seeking recovery of amounts owed to it.  In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high-yield bonds and a Portfolio's net asset value.

Payment Expectations.  High-yield bonds may contain redemption or call provisions.  If an issuer exercised these provisions in a declining interest rate market, the Portfolio would have to replace the security with a lower-yielding security, resulting in a decreased return for investors.  Conversely, a high-yield bond's value will decrease in a rising interest rate market.  If a Portfolio experiences unexpected net redemptions, it may be forced to sell high-yield bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Portfolio's rate of return.

Liquidity and Valuation.  There may be little trading in the secondary market for particular bonds, which may affect adversely a Portfolio's ability to value accurately or dispose of such bonds.  Adverse publicity  and investor perceptions, whether or not based on fundamental analysis, may decrease the value or liquidity of high-yield bonds, especially in a thin market.

Pinnacle

SMFI-35

Investments in Foreign Securities

The economies, markets, and political structures of a number of the countries in which the certain of the Portfolios can invest either directly or through an underlying fund do not compare favorably with the U.S. and other mature economies in terms of wealth and stability.  Therefore, investments in these countries are riskier and more volatile.  This is particularly true for investments in emerging markets.

Some economies are less well developed, overly reliant on particular industries, or more vulnerable to the ebb and flow of international trade, trade barriers, and other protectionist or retaliatory measures.  Some countries have histories of political instability and upheaval that could cause their governments to act in a detrimental or hostile manner toward private enterprise or foreign investment.  Actions such as nationalizing a company or industry, expropriating assets, or imposing punitive taxes could have a severe negative effect on security prices and impair a Portfolio's ability to repatriate capital or income.  Significant external risks, including war, currently affect some countries.

Additional factors which may influence the ability or willingness of a country to service debt include, but are not limited to, the country's cash flow situation, the availability of sufficient foreign exchange on the date payment is due, the relative size of the country's debt service burden to the economy as a whole, its government policy toward particular international agencies and any political restrictions that may be imposed.

American Depositary Receipts. All Portfolios, except the Lehman Aggregate Bond Index Portfolio,  may invest in American Depositary Receipts ("ADRs"), which may be issued in sponsored or unsponsored programs. In sponsored programs, the issuer makes arrangements to have its securities traded in the form of ADRs; in unsponsored programs, the issuer may not be directly involved in the creation of the program. Although the regulatory requirements with respect to sponsored and unsponsored programs are generally similar, the issuers of unsponsored ADRs are not obligated to disclose material information in the United States and, therefore, such information may not be reflected in the market value of the ADRs.

European and Global Depositary Receipts.  The EAFE International Index Portfolio may invest indirectly in securities of emerging market issuers through sponsored or unsponsored European Depositary Receipts ("EDRs") or Global Depositary Receipts ("GDRs").  EDRs represent securities of foreign issuers and are designed for use in European markets.  GDRs represent ownership in a non-U.S. company's publicly traded securities that are traded on foreign stock exchanges or foreign over-the-counter markets.  Holders of unsponsored EDRs or GDRs generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute investor communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.

Foreign Sovereign Debt Securities.  The Bond Portfolio and the Inflation Protected Plus Portfolio may invest in foreign sovereign debt securities, including those of emerging market nations, and Brady Bonds.  Sovereign obligors in emerging market nations are among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions.  Some of these obligors have in the past experienced substantial difficulties in servicing their external debt obligations, leading to defaults on certain obligations and the restructuring of certain indebtedness.  Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit to finance interest payments.  Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers.  The Brady Bonds and other foreign sovereign debt securities in which a Portfolio invests may be subject to similar restructuring arrangements or to requests for new credit which may adversely affect the Portfolio's holdings.  Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

Pinnacle

SMFI-36

Brady Bonds are debt securities issued under the framework of the Brady Plan, an initiative announced by U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external indebtedness.  In restructuring external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as multilateral institutions such as the International Bank for Reconstruction and Development (the "World Bank") and the International Monetary Fund (the "IMF").  The Brady Plan framework, as it has developed, contemplates the exchange of commercial bank debt for newly-issued bonds.  The World Bank and/or the IMF support the restructuring by providing funds pursuant to loan agreements or other arrangements which enable the debtor nation to collateralize the new Brady Bonds or to repurchase outstanding bank debt at a discount.  Under these arrangements with the World Bank or the IMF, debtor nations have been required to agree to implement certain domestic monetary and fiscal reforms.  Such reforms have included liberalization of trade and foreign investment, privatization of state-owned enterprises and setting targets for public spending and borrowing.  These policies and programs seek to promote the debtor country's economic growth and development.  Investors should recognize that the Brady Plan sets forth only general guiding principles for economic reform and debt reduction, emphasizing that solutions must be negotiated on a case-by-case basis between debtor nations and their creditors.  The Adviser believes that economic reforms undertaken by countries in connection with the issuance of Brady Bonds make the debt of countries which have issued or have announced plans to issue Brady Bonds an attractive opportunity for investment.

Investors should recognize that Brady Bonds have been issued somewhat recently and, accordingly, do not have a long payment history.  The financial packages offered by each country differ and have included the exchange of outstanding commercial bank debt for bonds issued at 100% of face value of such debt, which carry a below-market stated rate of interest (generally known as par bonds), bonds issued at a discount of face value of such debt (generally known as discount bonds), and bonds bearing an interest rate which increases over time and the advancement of new money by existing lenders.  The principal of certain Brady Bonds has been collateralized by U.S. Treasury zero-coupon bonds with a maturity equal to the final maturity of such Brady Bonds.  Collateral purchases are financed by the IMF, the World Bank and the debtor nations' reserves.  In addition, the first two or three interest payments on certain types of Brady Bonds may be collateralized by cash or securities agreed upon by creditors.  Subsequent interest payments may be uncollateralized or may be collateralized over specified periods of time.  The Portfolios may purchase Brady Bonds with no or limited collateralization, and will be relying for payment of interest and principal primarily on the willingness of the foreign government to make payment in accordance with the terms of the Brady Bonds.  Brady Bonds issued to date are generally purchased and sold in secondary markets through U.S. securities dealers and maintained through European transnational securities depositories.  A substantial portion of Brady Bonds and other sovereign debt securities in which the Portfolios may invest are likely to be acquired at a discount.

Investing in foreign sovereign debt securities will expose a Portfolio to the direct or indirect consequences of political, social or economic changes in the emerging market nations that issue the securities.  The ability and willingness of sovereign obligors in emerging market nations or the governmental authorities that control repayment of their external debt to pay principal and interest on such debt when due may depend on general economic and political conditions within the relevant country.  Countries such as those in which the Portfolio may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate trade difficulties or extreme poverty and unemployment.  Many of these countries are also characterized by political uncertainty or instability.  Additional factors which may influence the ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the size of its debt service burden relative to the economy as a whole, and its government's policy towards the IMF, the World Bank and other international agencies.

The ability of a foreign sovereign obligor to make timely payments on its external debt obligations will also be strongly influenced by the obligor's balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves.  A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports.  To the extent that a country receives payment for its exports in currencies other than dollars, its

Pinnacle

SMFI-37

ability to make debt payments denominated in dollars could be adversely affected.  If a foreign sovereign obligor cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations, and inflows of foreign investment.  The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned on the government's implementation of economic reforms and/or economic performance and the timely service of its obligations.  Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds, which may further impair the obligor's ability or willingness to timely service its debts.  The cost of servicing external debt will also generally be adversely affected by rising international interest rates, because many external debt obligations bear interest at rates which are adjusted based upon international interest rates.  The ability to service external debt will also depend on the level of the relevant government's international currency reserves and its access to foreign exchange.  Currency devaluations may affect the ability of a sovereign obligor to obtain sufficient foreign exchange to service its external debt.

As a result of the foregoing, a governmental obligor may default on its obligations.  If such an event occurs, a Portfolio may have limited legal recourse against the issuer and/or guarantor.  Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign sovereign debt securities to obtain recourse may be subject to the political climate in the relevant country.  In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign sovereign debt obligations in the event of default under their commercial bank loan agreements.

Foreign Exchange.  If a foreign country cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks, multilateral organizations, and inflows of foreign investment. The cost of servicing external debt will also generally be adversely affected by rising international interest rates because many external debt obligations bear interest at rates that are adjusted based upon international interest rates. The ability to service external debt will also depend on the level of the relevant government's international currency reserves and its access to foreign currencies.  Currency devaluations may affect the ability of an obligor to obtain sufficient foreign currencies to service its external debt.

Foreign Currency Exchange Transactions.  Each Portfolio that engages in foreign currency exchange transactions may do so on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange currency market, or on a forward basis to "lock in" the U.S. dollar price of the security.  A forward foreign currency exchange contract (a "forward contract") involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract.  These contracts are principally traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.  A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.  Forwards are used primarily to adjust the foreign exchange exposure of a Portfolio with a view to protecting the Portfolio from adverse currency movements.  Forwards involve other risks, including, but not limited to, significant volatility in currency markets.  In addition, currency movements may not occur exactly as the Adviser or applicable subadviser expected, so the use of forwards could adversely affect a Portfolio's total return.

The Portfolios may enter into forward foreign currency exchange contracts under the following circumstances.  First, when a Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security.  By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transactions, the Portfolio will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold, and the date on which payment is made or received.

Pinnacle

SMFI-38

Second, when the Adviser or subadviser believes that the currency of a particular foreign country may suffer or enjoy a substantial movement against another currency, it may enter into a forward contract to sell or buy the amount of the former foreign currency, approximating the value of some or all of a Portfolio's portfolio securities denominated in such foreign currency.  Alternatively, where appropriate, a Portfolio may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currency or currencies act as an effective proxy for other currencies.  In such a case, a Portfolio may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency.  The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in a Portfolio.  The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures.  The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.  The Adviser or any subadviser does not intend to enter into such forward contracts under this second circumstance if, as result, a Portfolio will have more than 20% of the value of its net assets committed to the consummation of such contracts.

Other than as set forth above and immediately below, a Portfolio will not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio's portfolio securities or other assets denominated in that currency.  Each Portfolio, however, in order to avoid excess transactions and transaction costs, may maintain a net exposure to forward contracts in excess of the value of the Portfolio's portfolio securities or other assets to which the forward contracts relate (including accrued interest to the maturity of the forward on such securities), provided the excess amount is "covered" by liquid securities, denominated in any currency, at least equal at all times to the amount of such excess.  For these purposes "the securities or other assets to which the forward contract relate" may be securities or assets denominated in a single currency, or where proxy forwards are used, securities denominated in more than one currency.  Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies.  However, the Adviser believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Portfolios will be served.  At the maturity of a forward contract, a Portfolio may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract obligating it to purchase, on the same maturity date, the same amount of the foreign currency.  It is often not possible to effectively hedge the currency risk associated with emerging market nation debt securities because their currency markets are not sufficiently developed.

As indicated above, it is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward contract.  Accordingly, it may be necessary for a Portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency.  Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Portfolio is obligated to deliver.  However, as noted, in order to avoid excessive transactions and transaction costs, a Portfolio may use liquid securities, denominated in any currency, to cover the amount by which the value of a forward contract exceeds the value of the securities to which it relates.

If a Portfolio retains the portfolio security and engages in an offsetting transaction, the Portfolio will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices.  If a Portfolio engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency.  If forward prices decline during the period between a Portfolio's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Portfolio will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase.  If forward

Pinnacle

SMFI-39

prices increase, a Portfolio will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

Costs of Hedging.  When a Portfolio purchases a foreign bond with a higher interest rate than is available on U.S. bonds of a similar maturity, the additional yield on the foreign bond could be substantially lost if the Portfolio were to enter into a direct hedge by selling the foreign currency and purchasing the U.S. dollar.  This is what is commonly referred to as the "cost" of hedging.  Proxy hedging attempts to reduce this cost through an indirect hedge back to the U.S. dollar.  It is important to note that the hedging costs are treated as capital transactions and are not, therefore, deducted from the Portfolio's dividend distribution and are not reflected in its yield.  Instead, such costs will, over time, be reflected in the Portfolio's net asset value.

Foreign Markets.  Delays in settlement that may occur in connection with transactions involving foreign securities could result in temporary periods when a portion of the assets of a Portfolio is uninvested and no return is earned thereon. The inability of a Portfolio to make intended security purchases due to settlement problems could cause the Portfolio to miss attractive investment opportunities. Inability to dispose of Portfolio securities due to settlement problems could result in losses to a portfolio due to subsequent declines in values of the portfolio securities or, if the Portfolio has entered into a contract to sell the security, possible liability to the purchaser. Certain foreign markets, especially emerging markets, may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. A Portfolio could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Portfolio of any restrictions on investments.

Foreign Debt Securities.  Investing in foreign debt securities will expose the Bond Portfolio and the Inflation Protected Plus Portfolio to the direct or indirect consequences of political, social or economic changes in the industrialized developing and emerging countries that issue the securities. The ability and willingness of obligor or the governmental authorities that control repayment of their external debt to pay principal and interest on such debt when due may depend on general economic and political conditions within the relevant country.   Additional country-related factors unique to foreign issuers which may influence the ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, and its government's relationships with the International Monetary Fund, the World Bank and other international agencies.

Foreign Securities.  Each Portfolio may invest directly (or indirectly through an underlying fund) in foreign securities.  The EAFE International Index Portfolio may invest up to 100% of its net assets in foreign securities. Because a Portfolio may invest in foreign securities, investments in a Portfolio involve risks that are different in some respects from investments in a fund that invests only in securities of U.S. domestic issuers.  Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange control regulations.  There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies.  There may be less governmental supervision of securities markets, brokers and issuers of securities.  Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees are generally higher than in the United States.  Settlement practices may include delays and may differ from those customary in U.S. markets.  Investments in foreign securities may also be subject to other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets, restrictions on foreign investment and repatriation of capital, imposition of withholding taxes on dividend or interest payments, currency blockage (which would prevent cash from being brought back to the United States), and difficulty in enforcing legal rights outside the United States.

Futures Contracts

For hedging purposes, including protecting the price or interest rate of securities that the Portfolio intends to buy, each Portfolio other than the Zenith and Bond Portfolios may enter into futures contracts that relate to securities in which it may directly invest and indices comprised of such securities and may

Pinnacle

SMFI-40

purchase and write call and put options on such contracts, subject to each Portfolio's non-fundamental investment restrictions.  A Portfolio may invest up to 20% of its assets in such futures and/or options contracts.  As a temporary investment strategy, until a Portfolio reaches $25 million ($50 million in the case of the Russell 2000 Small Cap Index Portfolio, Nasdaq-100 Index Portfolio and EAFE International Index Portfolio) in net assets, the Portfolio may invest up to 100% of its assets in such futures and/or options contracts.  The Portfolios do not intend to enter into futures contracts that are not traded on exchanges or boards of trade.

A financial futures contract is a contract to buy or sell a specified quantity of financial instruments such as U.S. Treasury bills, notes and bonds, commercial paper and bank certificates of deposit or the cash value of a financial instrument index at a specified future date at a price agreed upon when the contract is made.  A stock index futures contract is a contract to buy or sell specified units of a stock index at a specified future date at a price agreed upon when the contract is made.  The value of a unit is based on the current value of the contract index.  Under such contracts no delivery of the actual stocks making up the index takes place.  Rather, upon expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the index at expiration, net of variation margin previously paid.

Substantially all futures contracts are closed out before settlement date or called for cash settlement.  A futures contract is closed out by buying or selling an identical offsetting futures contract.  Upon entering into a futures contract, a Portfolio is required to deposit an initial margin with the custodian for the benefit of the futures broker.  The initial margin serves as a "good faith" deposit that the Portfolio will honor its futures commitments.  Subsequent payments (called "variation margin") to and from the broker are made on a daily basis as the price of the underlying investment fluctuates.  In the event of the bankruptcy of the futures broker that holds margin on behalf of the Portfolio, the Portfolio may be entitled to return of margin owed to it only in proportion to the amount received by the broker's other customers.  The Adviser will attempt to minimize this risk by monitoring the creditworthiness of the futures brokers with which the Portfolio does business.

Because the value of index futures depends primarily on the value of their underlying indexes, the performance of the broad-based contracts will generally reflect broad changes in common stock prices.  However, because a Portfolio may not be invested in precisely the same proportion as its respective index (such as the S&P 500 or S&P 400), it is likely that the price changes of a Portfolio's index futures positions will not match the price changes of the Portfolio's other investments.

Options on futures contracts give the purchaser the right to assume a position at a specified price in a futures contract at any time before expiration of the option contract.

The Portfolios will enter into futures contracts traded on national futures exchanges and standardized as to maturity date and underlying financial instrument.  The principal financial futures exchanges in the United States are the Board of Trade of the City of Chicago, the Chicago Mercantile Exchange, the New York Futures Exchange and the Kansas City Board of Trade.  Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC").  Although techniques other than the sale and purchase of futures contracts could be used for the above-referenced purposes, futures contracts offer an effective and relatively low cost means of implementing the Portfolios' objectives in these areas.

Regulatory Limitations.  Pursuant to a claim for exemption filed with the CFTC and/or the National Futures Association on behalf of the Portfolios and the Adviser, the Portfolios and the Adviser are not deemed to be "commodity pools" or "commodity pool operators" under the Commodity Exchange Act and are not subject to registration or regulation as such under the Commodity Exchange Act.  By virtue of changes to CFTC regulations, the substantive limitations set forth in the Portfolios' exemption filing with respect to use of futures contracts are no longer applicable.

The Portfolios will engage in transactions in futures contracts and options thereon only for hedging, risk management, and other permissible purposes in accordance with the rules and regulations of the CFTC or other regulatory authorities, and not for speculation. If the CFTC or other regulatory authorities adopt

Pinnacle

SMFI-41

different (including less stringent) or additional restrictions on the Portfolios' ability to engage in certain yield enhancement and risk management strategies, the Portfolios would comply with such new restrictions.

In instances involving the purchase of futures contracts or call options thereon or the writing of put options thereon by a Portfolio, an amount of cash, U.S. Government securities or other liquid securities, equal to the notional value of the futures contracts and options thereon (less any related margin deposits), will be segregated by the Portfolios' custodian to cover the position, or alternative cover will be employed, thereby insuring that the use of such futures contracts and options is unleveraged.

SPECIAL RISKS OF FUTURES CONTRACTS

Volatility and Leverage.  The prices of futures contracts are volatile and are influenced, among other things, by actual and anticipated changes in the market and interest rates, which in turn are affected by fiscal and monetary policies and national and international policies and economic events.

Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day.  The daily limit establishes the minimum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session.  Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit.  The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions.  Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Because of the low margin deposits required, futures trading involves an extremely high degree of leverage.  As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor.  For example, if at the time of purchase, 10% of the value of a futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out.  A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the contract were closed out.  Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract.  However, a Portfolio would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying instrument and sold it after the decline.  Furthermore, in the case of a futures contract purchase, in order to be certain that a Portfolio has sufficient assets to satisfy its obligations under a futures contract, the Portfolio earmarks to the futures contract money market instruments equal in value to the current value of the underlying instrument less the margin deposit.

Liquidity.   Each Portfolio may elect to close some or all of its futures positions at any time prior to their expiration.  A Portfolio would do so to reduce exposure represented by long futures positions or increase exposure represented by short futures positions.  A Portfolio may close its positions by taking opposite positions which would operate to terminate the Portfolio's position in the futures contracts.  Final determinations of variation margin would then be made, additional cash would be required to be paid by or released to the Portfolio, and the Portfolio would realize a loss or a gain.

Futures contracts may be closed out only on the exchange or board of trade where the contracts were initially traded.  Although each Portfolio intends to purchase or sell futures contracts only on exchanges or boards of trade where there appears to be an active market, there is no assurance that a liquid market on an exchange or board of trade will exist for any particular contract at any particular time.  In such event, it might not be possible to close a futures contract, and in the event of adverse price movements, each Portfolio would continue to be required to make daily cash payments of variation margin.  However, in the event futures contracts have been used to hedge the underlying instruments, the Portfolios would continue to hold the underlying instruments subject to the hedge until the futures contracts could be terminated.  In such circumstances, an increase in the price of the underlying instruments, if any, might partially or completely offset losses on the futures contract.  However, as described below, there is no

Pinnacle

SMFI-42

guarantee that the price of the underlying instruments will in fact correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

Hedging Risk.  A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior, or market or interest rate trends.  There are several risks in connection with the use by the Portfolios of futures contract as a hedging device.  One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and movements in the prices of the underlying instruments which are the subject of the hedge.  The Adviser or subadviser will, however, attempt to reduce this risk by entering into futures contracts whose movements, in its judgment, will have a significant correlation with movements in the prices of each Portfolio's underlying instruments sought to be hedged.

Successful use of futures contracts by the Portfolios for hedging purposes is also subject to the Adviser's or subadviser's ability to correctly predict movements in the direction of the market.  It is possible that, when a Portfolio has sold futures to hedge its portfolio against a decline in the market, the index, indices, or underlying instruments on which the futures are written might advance and the value of the underlying instruments held in the Portfolio might decline.  If this were to occur, the Portfolio would lose money on the futures and also would experience a decline in value in its underlying instruments.  However, while this might occur to a certain degree, the Adviser believes that over time the value of a Portfolio's underlying instruments will tend to move in the same direction as the market indices that are intended to correlate to the price movements of the underlying instruments sought to be hedged.  It is also possible that if a Portfolio were to hedge against the possibility of a decline in the market (adversely affecting the underlying instruments held in its portfolio) and prices instead increased, the Portfolio would lose part or all of the benefit of increased value of those underlying instruments that it has hedged, because it would have offsetting losses in its futures positions.  In addition, in such situations, if a Portfolio had insufficient cash, it might have to sell underlying instruments to meet daily variation margin requirements.  Such sales of underlying instruments might be, but would not necessarily be, at increased prices (which would reflect the rising market).  The Portfolios might have to sell underlying instruments at a time when it would be disadvantageous to do so.

In addition to the possibility that there might be an imperfect correlation, or no correlation at all, between price movements in the futures contracts and the portion of the portfolio being hedged, the price movements of futures contracts might not correlate perfectly with price movements in the underlying instruments due to certain market distortions.  First, all participants in the futures market are subject to margin deposit and maintenance requirements.  Rather than meeting additional margin deposit requirements, investors might close futures contracts through offsetting transactions which could distort the normal relationship between the underlying instruments and futures markets.  Second, the margin requirements in the futures market are less onerous than margin requirements in the securities markets, and as a result the futures market might attract more speculators than the securities markets do.  Increased participation by speculators in the futures market might also cause temporary price distortions.  Due to the possibility of price distortion in the futures market and also because of the imperfect correlation between price movements in the underlying instruments and movements in the prices of futures contracts, even a correct forecast of general market trends by the Adviser or subadviser might not result in a successful hedging transaction over a very short time period.

Options on futures contracts give the purchaser the right to assume a position at a specified price in a futures contract at any time before expiration of the option contract.

Options

The Bond, Inflation Protected Plus, Russell 2000 Small Cap Index, Nasdaq-100 Index and Balanced Index  Portfolios may sell (write) listed options on U.S. Treasury Securities and options on contracts for the future delivery of U.S. Treasury Securities as a means of hedging the value of such securities owned by the Portfolio.  The three Lifestyle ETF Market Strategy Portfolios, the Natural Resources, S&P 500 Index, S&P MidCap 400 Index, Russell 2000 Small Cap Index, EAFE International Index and Nasdaq-100 Index Portfolios may enter into futures contracts that relate to securities in which they directly or indirectly invest and indices comprised of such securities and may purchase and write call and put options

Pinnacle

SMFI-43

on such contracts. In addition, each of the aforementioned Portfolios may write covered call options on any security in which it is eligible to invest.

As a writer of a call option, a Portfolio may terminate its obligation by effecting a closing purchase transaction.  This is accomplished by purchasing an option of the same series as the option previously written.  However, once the Portfolio has been assigned an exercise notice, the Portfolio will be unable to effect a closing purchase transaction.  There can be no assurance that a closing purchase transaction can be effected when the Portfolio attempts to do so.

A Portfolio will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option; the Portfolio will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option.  Because the market value of call options generally reflects increases in the value of the underlying security, any loss resulting from the closing transaction may be wholly or partially offset by unrealized appreciation of the underlying security.  Conversely, any gain resulting from the closing transaction may be wholly or partially offset by unrealized depreciation of the underlying security.  The principal factors affecting the market value of call options include supply and demand, the current market price and price volatility of the underlying security, and the time remaining until the expiration date.

There is no assurance that a liquid secondary market will exist for any particular option.  In the event it is not possible to effect a closing transaction, the Portfolio will not be able to sell the underlying security, until the option expires or the option is exercised by the holder.

The Portfolio will effect a closing transaction to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of an underlying security prior to the expiration date of the option, or to allow for the writing of another call option on the same underlying security with either a different exercise price or expiration date or both.

Possible reasons for the absence of a liquid secondary market on an exchange include the following: (a) insufficient trading interest in certain options; (b) restrictions on transactions imposed by an exchange; (c) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities; (d) inadequacy of the facilities of an exchange or the clearing corporation to handle trading volume; or (e) a decision by one or more exchanges to discontinue the trading of options or impose restrictions on types of orders.  There can be no assurance that higher than anticipated trading activity or order flow or other unforeseen events might not at times render the trading facilities inadequate and thereby result in the institution of special trading procedures or restrictions which could interfere with the Portfolio's ability to effect closing transactions.

The Bond, Inflation Protected Plus, Russell 2000 Small Cap Index, Nasdaq-100 Index and Balanced Index Portfolios may write call options on futures contracts on U.S. Treasury Securities as a hedge against the adverse effect of expected increases in interest rates on the value of Portfolio securities, in order to establish more definitely the effective return on securities held by the Portfolio.  The three Lifestyle ETF Market Strategy Portfolios, the Natural Resources, S&P 500 Index, S&P MidCap 400 Index, Russell 2000 Small Cap Index, EAFE International Index and Nasdaq-100 Index Portfolios may each write call options on futures contracts on its respective index or securities included therein only for hedging purposes to protect the price of securities it holds or intends to buy and when such transactions enable it to correlate its investment performance more closely to that of their respective indexes than would a direct purchase of securities included in their respective indexes.  The Portfolios will not write options on futures contracts for speculative purposes.

A futures contract on a debt security is a binding contractual commitment that will result in an obligation to make or accept delivery, during a specified future time, of securities having a standardized face value and rate of return.  Selling a futures contract on debt securities (assuming a short position) would give the Portfolio a legal obligation and right as seller to make future delivery of the security against payment of the agreed price.

Pinnacle

SMFI-44

Upon the exercise of a call option on a futures contract, the writer of the option is obligated to sell the futures contract (to deliver a long position to the option holder) at the option exercise price, which will presumably be lower than the current market price of the contract in the futures market.  However, as with the trading of futures, most participants in the options markets do not seek to realize their gains or losses by exercise of their option rights.  Instead, the holder of an option will usually realize a gain or loss by buying or selling an offsetting option at a market price that will reflect an increase or a decrease from the premium originally paid.  Nevertheless, if an option on a futures contract written by a Portfolio is exercised, the Portfolio intends to either close out the futures contract by purchasing an offsetting futures contract, or deliver the underlying securities immediately, in order to avoid assuming a short position.  There can be no assurance that the Portfolio will be able to enter into an offsetting transaction with respect to a particular contract at a particular time, but it may always deliver the underlying security.

As a writer of options on futures contracts, a Portfolio will receive a premium but will assume a risk of adverse movement in the price of the underlying futures contract.  If the option is not exercised, the Portfolio will gain the amount of the premium, which may partially offset unfavorable changes in the value of securities held in the Portfolio.  If the option is exercised, the Portfolio might incur a loss in the option transaction which would be reduced by the amount of the premium it has received.

While the holder or writer of an option on a futures contract may normally terminate its position by selling or purchasing an offsetting option, a Portfolio's ability to establish and close out options positions at fairly established prices will be subject to the maintenance of a liquid market.  A Portfolio will not write options on futures contracts unless, in the Adviser's or subadviser's opinion, the market for such options has sufficient liquidity that the risks associated with such options transactions are not at unacceptable levels.

Risks.  While options may be sold in an effort to reduce certain risks, such transactions themselves entail certain other risks.  Thus, while a Portfolio may benefit from the use of options, unanticipated changes in interest rates or security price movements may result in a poorer overall performance for the Portfolio than if it had not entered into any options transactions.  The values of U.S. Treasury Securities futures are volatile and are influenced, among other things, by changes in prevailing interest rates and anticipation of future interest rate changes.  The price of S&P 500 Index, S&P 400 MidCap Index, Russell 2000 Index, Nasdaq-100 Index, EAFE Index and other index futures are also volatile and are influenced, among other things, by changes in conditions in the securities markets in general.

In the event of an imperfect correlation between a futures position (and a related option) and a Portfolio position that is intended to be protected, the desired protection may not be obtained.  The correlation between changes in prices of futures contracts and of the securities being hedged is generally only approximate.  The amount by which such correlation is imperfect depends upon many different factors, such as variations in speculative market demand for futures and for debt securities (including technical influences in futures trading) and differences between the financial instruments being hedged and the instruments underlying the standard options on futures contracts available for trading.

Due to the imperfect correlation between movements in the prices of futures contracts and movements in the prices of the underlying securities, the price of a futures contract may move more than or less than the price of the securities being hedged.  If the price of the future moves less than the price of the securities being hedged, the hedge will not be fully effective and if the price of the securities being hedged has moved in an unfavorable direction, the Portfolio would be in a better position than if it had not hedged at all.  If the price of the futures moves more than the price of the security, the Portfolio will experience either a gain or loss on the option on the future which will not be completely offset by movements in the price of the securities which are the subject of the hedge.

The market prices of futures contracts and options thereon may be affected by various factors.  If participants in the futures market elect to close out their contracts through offsetting transactions rather than meet margin deposit requirements, distortions in the normal relationship between the debt securities and futures markets could result.  Price distortions could also result if investors in futures contracts make or take delivery of underlying securities rather than engage in closing transactions.  This could occur, for example, if there is a lack of liquidity in the futures market.  From the point of view of speculators, the

Pinnacle

SMFI-45

deposit requirements in the futures markets are less onerous than margins requirements in the securities markets; accordingly, increased participation by speculators in the futures market could cause temporary price distortions.  A correct forecast of interest rate trends by the Adviser may still not result in a successful hedging transaction because of possible price distortions in the futures market and because of the imperfect correlation between movements in the prices of debt securities and movements in the prices of futures contracts.  A well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

Custodial Procedures and Margins.  The Portfolios' custodian acts as each Portfolio's escrow agent as to securities on which the Portfolio has written call options and with respect to margin which the Portfolio must deposit in connection with the writing of call options on futures contracts.  The clearing corporation (CC) will release the securities or the margin from escrow on the expiration of the call, or when the Portfolio enters into a closing purchase transaction.  In this way, assets of the Portfolio will never be outside the control of the Portfolio's custodian, although such control might be limited by the escrow receipts issued.

At the time a Portfolio sells a call option on a contract for future delivery of U.S. Treasury Securities ("Treasury futures contract"), it is required to deposit with its custodian, in an escrow account, a specified amount of cash or U.S. Government securities ("initial margin").  The account will be in the name of the clearing corporation.  The amount of the margin generally is a small percentage of the notional contract amount.  The margin required is set by the exchange on which the contract is traded and may be modified during the term of the contract.  The initial margin is in the nature of a performance bond or good faith deposit, and it is released from escrow upon termination of the option assuming all contractual obligations have been satisfied.  A Portfolio will earn interest income on its initial margin deposits.

In accordance with the rules of the exchange on which the option is traded, it might be necessary for the Portfolio to supplement the margin held in escrow.  This would be done by placing additional cash or U.S. Government securities in the escrow account.  If the amount of required margin should decrease, the clearing corporation would release the appropriate amount from the escrow account.

The assets in the margin account will be released to the clearing ~~corporationonly~~ corporation only if the Portfolio defaults or fails to honor its commitment to the clearing ~~corporationand~~ corporation and the clearing ~~corporationrepresents~~ corporation represents to the custodian that all conditions precedent to its right to obtain the assets have been satisfied.

Lending Portfolio Securities

Each Portfolio may lend portfolio securities with a value up to 33 1/3% of its total assets.  Such loans may be terminated at any time.  Each Portfolio will continuously maintain collateral equal to not less than 100% of the current market value (on a daily marked-to-market basis) of the loaned securities plus declared dividends and accrued interest.  While portfolio securities are on loan, the borrower will pay the Portfolio any income accruing thereon, and the Portfolio may invest or reinvest the collateral (if the collateral is cash securities) in portfolio securities, thereby earning additional income.  Loans are typically subject to termination by the Portfolio in the normal settlement time, currently five business days after notice, or by the borrower on one day's notice.  Borrowed securities must be returned when the loan is terminated.  Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the Portfolio and its shareholders.  The Portfolio may pay reasonable finders', borrowers', administrative, and custodial fees in connection with a loan of its securities.  The Adviser will review and monitor the creditworthiness of such borrowers on an ongoing basis.

Pledging of Assets

Each Portfolios may pledge or mortgage assets in conformance with the Portfolio's fundamental investment restrictions regarding borrowing and reverse repurchase agreements. Margin deposits for the purchase and sale of financial futures contracts and related options are not deemed to be a pledge.

INVESTMENT RESTRICTIONS

The Fund has adopted the following fundamental restrictions relating to the investment of assets of the Portfolios and other investment activities.  These are Fundamental Policies and may not be changed

Pinnacle

SMFI-46

without the approval of holders of the majority of the outstanding voting shares of each Portfolio affected (which for this purpose means the lesser of: (i) 67% of the shares represented at a meeting at which more than 50% of a Portfolio's outstanding shares are represented, or (ii) more than 50% of a Portfolio's outstanding shares).  A change in policy affecting only one Portfolio may be effected with the approval of the majority of the outstanding voting shares of that Portfolio.  The Fund's fundamental investment restrictions provide that no Portfolio of the Fund is allowed to:

(1)

Issue senior securities (except that each Portfolio may borrow money as described in restriction (9) below).

(2)

With respect to 75% of the value of its total assets (or with respect to 50% of the value of its total assets for the Natural Resources and Nasdaq-100 Index Portfolios), invest more than 5% of its total assets in securities (other than securities issued or guaranteed by the United States Government or its agencies or instrumentalities and other investment companies) of any one issuer.

(3)

Purchase more than either: (i) 10% in principal amount of the outstanding debt securities of an issuer, or (ii) 10% of the outstanding voting securities of an issuer, except that such restrictions shall not apply to securities issued or guaranteed by the United States Government or its agencies or instrumentalities.

(4)

Invest more than 25% of its total assets in the securities of issuers primarily engaged in the same industry.  For purposes of this restriction, gas, gas transmission, electric, water, and telephone utilities each will be considered a separate industry.  This restriction does not apply to obligations of banks or savings and loan associations or to obligations issued or guaranteed by the United States Government, its agencies or instrumentalities. This restriction does not apply to the Natural Resources or the Nasdaq-100 Index Portfolios.

(5)

Purchase or sell commodities, commodity contracts, or real estate, except that each Portfolio may purchase securities of issuers which invest or deal in any of the above, and except that each Portfolio may invest in securities that are secured by real estate.  This restriction does not apply to obligations issued or guaranteed by the United States Government, its agencies or instrumentalities or to futures contracts or options purchased by the Portfolios in compliance with non-fundamental restrictions [5 and 6] below.

(6)

Purchase any securities on margin (except that the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities) or make short sales of securities or maintain a short position.

(7)

Make loans, except through the purchase of obligations in private placements or by entering into repurchase agreements (the purchase of publicly traded obligations not being considered the making of a loan).

(8)

Lend its securities, if, as a result, the aggregate of such loans would exceed one-third of the Portfolio's total assets.

(9)

Borrow amounts in excess of 10% of its total assets, taken at market value at the time of the borrowing, and then only from banks and by entering into reverse repurchase agreements (all Portfolios expect Zenith and Bond Portfolios may enter into reverse repurchase agreements) as a temporary measure for extraordinary or emergency purposes, or to meet redemption requests that might otherwise require the untimely disposition of securities, and not for investment or leveraging.  The EAFE International Index Portfolio will not purchase additional securities when money borrowed exceeds 5% of total assets.  For purposes of this restriction, entering into futures contracts or reverse repurchase agreements will not be deemed a borrowing.

Pinnacle

SMFI-47

(10)

Underwrite securities of other issuers except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in selling shares of each Portfolio and except as it may be deemed such in a sale of restricted securities.

(11)

Invest more than 10% of its total assets in repurchase agreements maturing in more than seven days, "small bank" certificates of deposit that are not readily marketable, and other illiquid investments.

(12)

As to all Portfolios, enter into reverse repurchase agreements if the total of such investments would exceed 5% of the total assets of the Portfolio.

The Fund has also adopted the following additional investment restrictions that are not fundamental and may be changed by the Board of Directors without shareholder approval.  Under these restrictions, no Portfolio of the Fund may:

(1)

Participate on a joint (or a joint and several) basis in any trading account in securities (but this does not prohibit the "bunching" of orders for the sale or purchase of Portfolio securities with the other Portfolios or with other accounts advised or sponsored by the Adviser or any of its affiliates to reduce brokerage commissions or otherwise to achieve best overall execution).

(2)

Purchase or retain the securities of any issuer, if, to the knowledge of the Fund, officers and directors of the Fund, the Adviser or any affiliate thereof each owning beneficially more than 1/2% of one of the securities of such issuer, own in the aggregate more than 5% of the securities of such issuer.

(3)

Purchase or sell interests in oil, gas, or other mineral exploration or development programs, or real estate mortgage loans, except that each Portfolio may purchase securities of issuers which invest or deal in any of the above, and except that each Portfolio may invest in securities that are secured by real estate mortgages.  This restriction does not apply to obligations or other securities issued or guaranteed by the United States Government, its agencies or instrumentalities.

(4)

Invest in companies for the purpose of exercising control (alone or together with the other Portfolios).

The Fund has also adopted the following additional investment restrictions that are not fundamental and may be changed by the Board of Directors without shareholder approval.  Under these restrictions:

Each Portfolios except for Zenith and Bond Portfolios of the Fund may not:

 (5)

Invest more than 20% of its assets in futures contracts and/or options on futures contracts, except that as a temporary investment strategy until the Portfolio reaches $25 million ($50 million in the case of the Russell 2000 Small Cap Index Portfolio, Nasdaq-100 Index Portfolio and EAFE International Index Portfolio) in net assets, the Portfolio may invest up to 100% of its assets in such futures and/or options contracts. Zenith and Bond Portfolios may not enter into futures contracts.

(6)

Invest in options unless no more than 5% of its assets is paid for premiums for outstanding put and call options (including options on futures contracts) and unless no more than 25% of the Portfolio's assets consist of collateral for outstanding options. The Zenith Portfolio may not buy or write option contracts.

If a percentage restriction (for either fundamental or non-fundamental policies) is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values of portfolio securities or amount of net assets shall not be considered a violation.

Pinnacle

SMFI-48

In addition to the investment restrictions described above, the Fund will comply with restrictions contained in any current insurance laws in order that the assets of life insurance company separate accounts may be invested in Fund shares.

DISCLOSURE OF PORTFOLIO HOLDINGS

It is the policy of the Portfolios to protect the confidentiality of their holdings and prevent the selective disclosure of non-public information about their portfolio holdings.  The Portfolios' service providers, to which the Portfolios may disclose non-public information about portfolio holdings, are required to comply with this policy.  No information concerning the portfolio holdings of a Portfolio may be disclosed to any unaffiliated third party, except as provided below.  The Board of Directors has adopted formal procedures governing compliance with this policy.

A Portfolio or its duly authorized service providers may publicly disclose holdings of the Portfolio in accordance with regulatory requirements, such as periodic portfolio disclosure in filings with the SEC.  A summary or list of the Portfolios' completed purchases and sales may only be made available after the public disclosure of its portfolio holdings.

Numerous mutual fund evaluation services such as Standard & Poor's, Morningstar or Lipper Analytical Services, and due diligence departments of broker-dealers, custodian banks (i.e., Northern Trust), attorneys (i.e., Dechert LLP), printers (i.e., FGS), fund accountants (i.e., U.S. Bancorp Fund Services LLC), independent registered public accounting firms (i.e., Deloitte & Touche LLP),  financial planners and other financial institutions regularly analyze the portfolio holdings of mutual funds in order to monitor and report on various attributes, including style, capitalization, maturity, yield, beta, etc.  These services and departments may then distribute the results of their analysis to the public, paid subscribers and/or in-house brokers.  In order to facilitate review of the Portfolios by these services and departments, the Portfolios may, consistent with their policies and procedures, distribute (or authorize service providers to distribute) information about the Portfolios' securities holdings to such services and departments before their public disclosure is required or authorized, provided that:  (i) the recipient does not distribute the portfolio holdings to third parties, other departments, or persons who are likely to use the information for purposes of purchasing or selling shares of a Portfolio (or any other fund that invests in one of the Portfolios) before the portfolio holdings become public information; and (ii) the recipient is willing to sign a written confidentiality agreement that is designed to preserve the confidentiality of the information.  Persons and entities unwilling to execute an acceptable confidentiality agreement within a reasonable period of time may receive only portfolio holdings information that has otherwise been publicly disclosed.

Neither the Portfolios nor their service providers receive any compensation from such services and departments. Subject to such disclosures as the Portfolios' chief compliance officer ("CCO") believes reasonable and consistent with protecting the confidentiality of the portfolio information, each confidentiality agreement should generally provide that, among other things:  the portfolio information is the confidential property of the respective Portfolio (and its service providers, if applicable) and may not be shared or used directly or indirectly for any purpose except as expressly provided in the confidentiality agreement; the recipient of the portfolio information agrees to limit access to the portfolio information to its employees (and agents) who, on a need to know basis, are (1) authorized to have access to the portfolio information and (2) subject to confidentiality obligations, including duties not to trade on non-public information, no less restrictive than the confidentiality obligations contained in the confidentiality agreement; and upon written request, the recipient agrees to promptly return or destroy, as directed, the information.

The CCO or the Board of Directors may authorize disclosure of the Portfolios' securities holdings and, may, on a case-by-case basis, impose additional restrictions on the dissemination of portfolio information and waive certain requirements.  To the extent required by law, the CCO reports to the Board of Directors any violations of the Portfolios' policies and procedures on disclosure of portfolio holdings.

Any disclosure of the Portfolios' securities holdings must serve a legitimate business purpose of the Portfolios and must be in the best interest of the Portfolios' shareholders.  In making such a determination,

Pinnacle

SMFI-49

the CCO must conclude that the anticipated benefits and risks to the Portfolios and their shareholders justify the disclosure.  A further determination must be made to ensure that any conflicts of interest between the Portfolios, their shareholders, and any third party are resolved prior to disclosure.  The Portfolios reserve the right to request certifications from senior officers of authorized recipients that the recipient is using the portfolio holdings information only in a manner consistent with the Portfolios' policy and any applicable confidentiality agreement.

As an oversight procedure, the CCO reports all arrangements to disclose portfolio holdings information to the Fund's Board of Directors on a periodic basis.  If the Board of Directors determines that any such arrangement is or would be inappropriate or creates an inappropriate conflict of interest, the Portfolios will promptly terminate the disclosure arrangement.

PORTFOLIO TURNOVER

Each Portfolio has a different expected annual rate of Portfolio turnover, which is calculated by dividing the lesser of purchases or sales of Portfolio securities during the fiscal year by the monthly average of the value of the Portfolio's securities (excluding from the computation all securities, including options, with maturities at the time of acquisition of one year or less).  A high rate of Portfolio turnover generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the Portfolio.  Turnover rates may vary greatly from year to year as well as within a particular year and may also be affected by cash requirements for redemptions of each Portfolio's shares and by requirements that enable the Portfolios to receive certain favorable tax treatments.   Portfolio turnover rates will depend in large part on the level of purchases and redemptions of shares of each Portfolio.  Higher portfolio turnover can result in corresponding increases in brokerage costs to a portfolio and its shareholders.  However, because rate of portfolio turnover is not a limiting factor, particular holdings may be sold at any time, if investment judgment or Portfolio operations make a sale advisable.

Annual portfolio turnover rates are set forth in the Financial Highlights section of the Prospectus for those Portfolios that have been in operation at least one full year.  The annual portfolio turnover rate is projected to be 50% for the Inflation Protected Plus Portfolio, 100% for the three Lifestyle ETF Market Strategy Portfolios and 100% for the Natural Resources Portfolio.

MANAGEMENT OF THE FUND

Directors and Officers

Independent Directors

Name, Address and Age	Position(s) with the Fund	Term of Office and Length of Time Served	Principal Occupation(s)During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Theodore H. Emmerich* DOB: 06/16/26	Director and Chairman	Indefinite Term; Director since 1987	Consultant	21	American Financial Group
Yvonne L. Gray* DOB: 02/26/51	Director	Indefinite Term; Director since 1999	Executive Vice President/COO, United Way of Greater Cincinnati (Social Services Provider); prior thereto, Vice President / Trust Operations Officer, Fifth Third Bank; former Audit Manager, Price Waterhouse (Accounting Firm)	21	NA
Michael K. Keating* DOB: 05/27/55	Director	Indefinite Term; Director since 2005	Managing Director, Keating Vollmer & Co. LLC (Private Equity Investment Firm)	21	NA
David C. Phillips* DOB: 08/23/38	Director	Indefinite Term; Director since 2001	Co-Founder, Cincinnati Works Inc. (Job Placement); prior thereto, Chief Executive Officer, Downtown Cincinnati Inc. (Economic Revitalization of Cincinnati)	21	Meridian Bioscience, Inc; Cintas, Inc.
Mary W. Sullivan*

Pinnacle

SMFI-50

DOB: 10/23/56	Director	Indefinite Term; Director since 2001	Attorney, Peck, Shaffer & Williams LLP (Law firm)	21	Franklin Savings and Loan Co.; First Franklin Corporation

Interested Director and Officers

Steven R. Sutermeister*(1) DOB: 01/02/54	Director, President and Chief Executive Officer	Indefinite Term; Director since 1999	Senior Vice President, Union Central Life Insurance Company; President and Chief Executive Officer, Adviser.	21	Summit Investment Partners, Inc.; Union Central Mortgage Funding, Inc.
John F. Labmeier* DOB: 01/29/49	Vice President and Secretary	Indefinite Term; Officer since 1990	Consultant; prior thereto, Vice President, Associate General Counsel and Assistant Secretary, Union Central Life Insurance Company	NA	NA
Thomas G. Knipper* DOB: 08/25/57 ~~)~~	Vice President, Controller and Chief Compliance Officer	Indefinite Term; Officer since 1995;	Chief Compliance Officer, Adviser	NA	NA
Gerald Q. Herbert* DOB: 12/23/66	Treasurer	Indefinite Term; Officer since 2005	Treasurer, Adviser	NA	NA
John M. Lucas 1876 Waycross Road Cincinnati, OH 45240 DOB: 02/15/51	Assistant Secretary	Indefinite; Officer since 1990	Second Vice President, Counsel and Assistant Secretary, Union Central	NA	NA

*

Except as otherwise indicated, the business address of each person listed is 312 Walnut St., Suite. 2500, Cincinnati, OH 45202.

(1)

Mr. Sutermeister may be considered to be an "interested person" of the Fund (within the meaning of the Investment Company Act of 1940) because of his affiliation with the Adviser.

Pinnacle

SMFI-51

BOARD OF DIRECTORS

The business and affairs of the Fund and the Portfolios are managed under the direction of the Board of Directors.  All powers of the Fund are vested in, and may be exercised by or under the authority of the Board of Directors except as conferred on or reserved to the shareholders by the laws of the State of Maryland or the Fund's Articles of Incorporation or By-laws.

The Board of Directors has a standing audit committee, which consists of Theodore H. Emmerich, Yvonne L. Gray, Michael K. Keating, David C. Phillips (Chair) and Mary W. Sullivan, each of whom is not an "interested person" of the Fund as defined in the 1940 Act ("Independent Director(s)").  The purpose of the audit committee is to meet with the independent registered accounting firm and officers to review accounting principles used by the Fund, the adequacy of internal controls, the responsibilities and fees of the independent accountants, and other matters.  During the fiscal year ended December 31, 2006, the audit committee held three meetings.

The Board of Directors has a standing nominating committee, which consists of Yvonne L. Gray (Chair), David C. Phillips and Mary W. Sullivan, each of whom is an Independent Director.  The purpose of the nominating committee is to review and nominate candidates for positions as Directors to fill vacancies on the Board of Directors.  During the fiscal year ended December 31, 2006, the nominating committee held one meeting. The nominating committee will consider Director candidates recommended in writing by shareholders. Recommendations should be addressed to Summit Mutual Funds, 312 Walnut Street, Suite 2500,  Cincinnati, Ohio 45202.

As of December 31, 2006, Directors owned outstanding shares of the Portfolios as follows:

Name of Director	Dollar Range of Equity Securities in the Portfolios	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director in Family of Investment Companies
Theodore H. Emmerich	NA	over $100,000
Yvonne L. Gray	NA	$20,001 - $50,000
Michael K. Keating	NA	$50,001 - $100,000
David C. Phillips	NA	over $100,000
Mary W. Sullivan	NA	over $100,000
Steven R. Sutermeister	NA	over $100,000

As of the date of this Statement of Additional Information, the officers and directors of the Fund owned less than 1% of the outstanding shares of any Portfolio.  Directors who are not officers or employees of Union Central Life Insurance Company ("Union Central") or the Fund's investment adviser are paid a fee plus actual out-of-pocket expenses by the Fund for each meeting of the Board of Directors attended.  Total fees and expenses incurred for 2006 were $148,369.

As of May 1, 2007, no Director owned beneficially or of record any securities of the investment adviser or principal underwriter of the Fund, or a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Fund.

Pinnacle

SMFI-52

Compensation Table

(1) Name of Person, Position	(2) Aggregate Compensation From Fund	(3) Pension or Retirement Benefits Accrued As Part of Fund Expenses	(4) Estimated Annual Benefits Upon Retirement	(5) Total Compensation From Fund and Fund Complex Paid to Directors
Theodore H. Emmerich Director	$37,500	NA	NA	$37,500
Yvonne L. Gray Director	26,300	NA	NA	26,300
Michael K. Keating Director	26,000	NA	NA	26,000
David C. Phillips Director	26.400	NA	NA	26,400
Mary W. Sullivan Director	26,000	NA	NA	26,000
Steven R. Sutermeister Director	NA	NA	NA	NA

Investment Adviser

The Fund has entered into an Investment Advisory Agreement with Summit Investment Partners, Inc., whose principal business address is 312 Walnut Street, Suite 2500, Cincinnati, Ohio 45202.  The Adviser was incorporated under the laws of Ohio on August 18, 1986, as successor to the advisory business of Carillon Investments, Inc., the investment adviser for the Fund since 1984. The Adviser is a wholly-owned subsidiary of The Union Central Life Insurance Company, organized in 1867 under the laws of Ohio.  On January 1, 2006, Union Central converted from an Ohio mutual life insurance company to an Ohio stock life insurance company subsidiary of a new Ohio mutual insurance holding company. The newly formed Ohio mutual insurance holding company immediately merged with and into Ameritas Acacia Mutual Holding Company, a Nebraska mutual insurance holding company, pursuant to an Agreement and Plan of Merger dated January 28, 2005. Upon consummation of the merger, Ameritas Acacia Mutual Holding Company changed its name to UNIFI Mutual Holding Company, and Union Central became an indirect subsidiary of UNIFI Mutual Holding Company.

Executive officers and directors of the Adviser who are affiliated with the Fund are:  Steven R. Sutermeister, Director, President and Chief Executive Officer of the Adviser; Thomas G. Knipper, Chief Compliance Officer of the Adviser, Gerald Q. Herbert, Treasurer of the Adviser; and John F. Labmeier, Secretary of the Adviser.

Pursuant to the Investment Advisory Agreement, the Fund has retained the Adviser to manage the investment of the Fund's assets, including the placing of orders for the purchase and sale of Portfolio securities.  The Adviser is at all times subject to the direction and supervision of the Board of Directors of the Fund.

The Adviser continuously furnishes an investment program for each Portfolio and has responsibility for the management of each Portfolio. The Adviser obtains and evaluates such information and advice relating to the economy, securities markets, and specific securities as it considers necessary or useful to continuously manage the assets of the Portfolios in a manner consistent with their investment objectives, policies and restrictions.  The Adviser considers analyses from various sources, makes necessary investment decisions and effects transactions accordingly.  The Adviser also performs certain administrative functions for the Fund.  The Adviser may utilize the advisory services of subadvisers for one or more of the Portfolios.

Pinnacle

SMFI-53

Administrator

The Fund ~~haso~~ has entered into an Administrative Services Agreement with the Adviser under which the Adviser, at its expense, maintains certain of the Fund's books and records (other than those ~~maintainedd~~ maintained by U.S. Bancorp Fund Services, LLC, by agreement) and furnishes such office space, facilities, equipment, and clerical help as the Fund may reasonably require in the conduct of business.  In addition, the Adviser pays for the services of all executive, administrative, clerical, and other personnel, including officers of the Fund, who are employees of Union Central.  Expenses not expressly assumed by the Adviser under the Agreement will be paid by the Fund.

At a shareholders' meeting on November 9, 2001, the Fund's shareholders approved an amendment to the Investment Advisory Agreement that eliminated certain administrative responsibilities enumerated in the Investment Advisory Agreement for all of the Portfolios and incorporated them into a separate administrative services agreement between the Fund and the Adviser.  The Board of Directors previously approved the amendment on September 26, 2001.  Administrative responsibilities are now covered by a separate administrative services agreement between the Fund and the Adviser, including:

▪

preparing, maintaining, analyzing and reporting on the Portfolios' expenses,

▪

authorizing payment of Fund and Portfolio expenses,

▪

coordinating completion of annual audits,

▪

drafting semi-annual and annual financial statements,

▪

coordinating Board meetings,

▪

preparing and filing reports to the SEC and states, and

▪

coordinating and managing procedures for compliance with federal and state regulations.

A separate administrative service fee of 0.10% of average daily net assets on an annual basis is charged for these services.  Administrative service fees paid during the fiscal years ended December 31, 2006, 2005 and 2004 were $753,488, $687,279 and $562,853 respectively.

Payment of Expenses

Each Portfolio pays all expenses incurred in its operation and a portion of the Fund's general administration expenses allocated on the basis of the asset size of the respective Portfolios, except as otherwise assumed by the Adviser.  Expenses other than the Adviser's fee that are borne directly and paid individually by a Portfolio include, but are not limited to, brokerage commissions, dealer markups, expenses incurred in the acquisition of Portfolio securities, transfer taxes, certain custodian's fees, pricing services used by only one or more Portfolios, and other costs properly payable by only one or more Portfolios.  Expenses that are allocated on the basis of the net assets of the respective Portfolios include certain custodian's fees, dividend disbursing agent, transfer agent, bookkeeping service (except annual per Portfolio base charge), pricing, shareholders' and directors' meetings, directors' fees, proxy statement and Prospectus preparation, registration fees and costs, fees and expenses of legal counsel not including employees of the Adviser, membership dues of industry associations, postage, insurance premiums including fidelity bond, and all other costs of the Fund's operation properly payable by the Fund and allocable on the basis of net assets of the respective Portfolios.

The Adviser will pay the expenses of the Lifestyle ETF Market Strategy Target Portfolio, the Lifestyle ETF Market Strategy Conservative Portfolio, the Lifestyle ETF Market Strategy Aggressive Portfolio, and the Natural Resources Portfolio, other than the advisory fee and any expenses of Acquired Funds and Notes for that Portfolio, to the extent that such expenses exceed 0.20% of that Portfolio's net assets.  The Adviser will pay the expenses of the Inflation Protected Plus Portfolio, other than the advisory fee and any expenses of Acquired Funds and Notes for the Portfolio, to the extent that such expenses exceed 0.25% of the Portfolio's net assets.  The Adviser will pay the expenses of the S&P MidCap 400 Index Portfolio, Balanced Index Portfolio, Nasdaq-100 Index Portfolio and Lehman Aggregate Bond Index Portfolio, other than the advisory fee and any expenses of Acquired Funds and Notes for that Portfolio, to the extent that such expenses exceed 0.30% of that Portfolio's net assets.  The Adviser will pay the expenses of the S&P 500 Index Portfolio, other than the advisory fee and any expenses of Acquired Funds and Notes for the Portfolio, to the extent that such expenses exceed 0.35% of the Portfolio's net assets.  The Adviser will pay the expenses of the Russell 2000 Small Cap Index Portfolio, other than the advisory fee and any expenses of Acquired Funds and Notes for the Portfolio, to the extent that such expenses exceed 0.40% of the Portfolio's net assets. The Adviser will pay the expenses of the EAFE International Index Portfolio, other than the advisory fee and any expenses of Acquired Funds and Notes

Pinnacle

SMFI-54

for that Portfolio, to the extent that such expenses exceed 0.69% of the Portfolio's net assets.  The Adviser has voluntarily agreed until December 31, 2007 to waive its fees and/or reimburse expenses of the EAFE International Index Portfolio, to the extent necessary to limit the Portfolio's expenses to 0.95% of the average daily net assets of the Portfolio.  The Adviser has voluntarily agreed to waive its fees and/or reimburse expenses of the S&P 500 Index Portfolio to the extent necessary to limit all expenses to 0.39% of the average daily net assets of the Portfolio until December 31, 2007.

Litigation costs, payment of legal claims or liabilities and any indemnification relating thereto may be directly applicable to a Portfolio or allocated on the basis of the size of the respective Portfolios depending on the nature of the legal claim, liability or lawsuit.  The Board of Directors has determined that this is an appropriate method of expense allocation.

Advisory Fee

As full compensation for the services and facilities furnished to the Fund and expenses of the Fund assumed by the Adviser, the Fund pays the Adviser monthly compensation calculated daily as described in the Prospectus.  The advisory fees do not have any breakpoints.  The compensation paid by each Portfolio for the fiscal years ended December 31, 2006, 2005 and 2004 was as follows:

	2006		2005		2004
Portfolio	Advisory Fee	Expense Reimbursements and Waivers Paid by Adviser	Advisory Fee	Expense Reimbursements and Waivers Paid by Adviser	Advisory Fee	Expense Reimbursements and Waivers Paid by Adviser
Zenith Portfolio	360,188	---	333,933	---	308,794	---
Bond Portfolio	134,898	16,623	158,588	28,942	172,910	25,289
Lifestyle ETF Market Strategy Target Portfolio	7	2,701
Lifestyle ETF Market Strategy Aggressive Portfolio	7	2,701
Lifestyle ETF Market Strategy Conservative Portfolio	7	2,701
Natural Resources Portfolio	11	2,725
Inflation Protected Plus Portfolio	41	2,714
S&P 500 Index Portfolio	740,654	115,722	801,303	269,654	705,838	246,464
S&P MidCap 400 Index Portfolio	415,239	---	333,126	---	235,020	---
Russell 2000 Small Cap Index Portfolio	305,280	---	240,936	---	185,763	8,798
EAFE International Index Portfolio	296,818	177,761	281,109	275,408	154,413	203,492
Nasdaq-100 Index Portfolio	89,243	28,542	90,596	29,652	86,724	33,625
Balanced Index Portfolio	86,482	26,949	92,753	30,791	91,786	32,604
Lehman Aggregate Bond Portfolio	114,804	---	106,091	10,065	84,523	29,690

Investment Advisory Agreement

Unless earlier terminated as described below, the Investment Advisory Agreement will continue in effect from year to year if approved annually: (a) by the Board of Directors of the Fund or by a majority of the outstanding shares of the Fund, including a majority of the outstanding shares of each Portfolio; and (b) by a majority of the Directors who are not parties to such contract or interested persons (as defined by the 1940 Act) of any such party.  The Investment Advisory Agreement is not assignable and may be terminated without penalty by the Fund on 60 days notice, and by the Adviser on 90 days notice.

Pinnacle

SMFI-55

The Investment Advisory Agreement provides that the Adviser shall not be liable to the Fund or to any shareholder for any error of judgment or mistake of law or for any loss suffered by the Fund or by any shareholder in connection with matters to which the Investment Advisory Agreement relates, except a loss resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard on the part of the Adviser in the performance of its duties thereunder.  In the case of administrative services, the Adviser will be held to the same standard of liability.

The Investment Advisory Agreement in no way restricts the Adviser from acting as investment manager or adviser to others.

If the question of continuance of the Investment Advisory Agreement (or adoption of any new Agreement) is presented to shareholders, continuance (or adoption) with respect to a Portfolio shall be effective only if approved by a majority vote of the outstanding voting securities of that Portfolio.  If the shareholders of any one or more of the Portfolios should fail to approve the Agreement, the Adviser may nonetheless serve as an adviser with respect to any Portfolio whose shareholders approved the Agreement.

Investment Subadvisory Agreement

Pursuant to a Subadvisory Agreement between the Adviser and World Asset Management, Inc. ("WAM"), 255 E. Brown Street, Suite 250, Birmingham, MI 48009, a wholly-owned subsidiary of Comerica, Inc., WAM serves as subadviser for the EAFE International Index Portfolio.  Although the Fund is not a party to this Subadvisory Agreement, the Subadvisory Agreement provides that continuation and termination are subject to the same requirements as the Investment Advisory Agreement between the Adviser and the Fund.  WAM is subject to the same supervision by the Board of Directors as is the Adviser.  The Adviser will pay WAM a monthly fee computed on a daily basis, at an annual rate of .10% of the current value of the Portfolio's net assets.  The fee is paid by the Adviser, not the Fund. The fee paid in 2006 was $51,463, in 2005 was $49,294, and in 2004 was $24,430. The sole shareholder of the Portfolio approved the Investment Subadvisory Agreement on December 26, 2000.

Service Agreement

Under a General Administrative Services Agreement among the Adviser, Union Central and other companies within the UNIFI Holding Company enterprise, those entities have agreed to make available to the Adviser the services of certain employees of Union Central on a part-time basis for the purpose of better enabling the Adviser to fulfill its obligations to the Fund.  Pursuant to the General Administrative Services Agreement, the Adviser shall reimburse Union Central for all costs allocable to the time spent on the affairs of the Adviser by the employees provided by Union Central.  In performing their services for the Adviser, the specified employees shall report and be solely responsible to the officers and directors of the Adviser or persons designated by them.  Union Central shall have no responsibility for the investment recommendations or decisions of the Adviser.  The obligation of performance under the Investment Advisory Agreement is solely that of the Adviser and Union Central undertakes no obligation in respect thereto except as otherwise expressly provided in the General Administrative Services Agreement.

Securities Activities of Adviser

Securities held by a Portfolio may also be held by Union Central or by other separate accounts or mutual funds for which the Adviser acts as an adviser.  Because of different investment objectives or other factors, a particular security may be bought by Union Central or by the Adviser or for one or more of its clients, when one or more other clients are selling the same security.  If purchases or sales of securities for one or more of the Fund's Portfolios or other clients of the Adviser or Union Central arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the Fund's Portfolios, Union Central, and other clients in a manner deemed equitable to all.  To the extent that transactions on behalf of more than one client of the Adviser during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

On occasions when the Adviser deems the purchase or sale of a security to be in the best interests of a Portfolio as well as other accounts or companies, it may but will not be obligated to the extent permitted

Pinnacle

SMFI-56

by applicable laws and regulations, to aggregate the securities to be sold or purchased for the Portfolio with those to be sold or purchased for other accounts or companies in order to obtain more favorable execution and lower brokerage commissions.  In that event, allocation of the securities purchased or sold, as well as the expenses incurred in the transaction, will be made by the Adviser in a manner it considers to be most equitable and consistent with its fiduciary obligations to the Portfolio(s) and to such other accounts or companies.  In some cases this procedure may adversely affect the size of the position obtainable for a Portfolio.

Code of Ethics

The Adviser, the Underwriter and the Fund have each adopted a code of ethics under Rule 17j-1 of the 1940 Act.  Each code of ethics applies to the personal investing activities of the directors, officers and certain employees of the Adviser, the Fund or the Underwriter as applicable.  Employees of the Adviser are permitted to make personal securities transactions, including securities that may be held or purchased by the Funds, subject to the requirements and restrictions set forth in the Adviser's code of ethics.  Employees of the Underwriter are also permitted to make personal securities transactions, including securities that may be held or purchased by the Funds, subject to the requirements and restrictions set forth in the Underwriter's code of ethics.

Each code of ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of clients such as the Fund.  Among other things, each code of ethics, which generally complies with standards recommended by the Investment Company Institute's Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and monthly reporting of securities transactions.  Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process.  Exceptions to these and other provisions of the codes of ethics may be granted in particular circumstances after review by appropriate personnel.

PORTFOLIO MANAGERS

Zenith Portfolio

James R. McGlynn and Yvonne M. Bishop are primarily responsible for the day-to-day management of the Zenith Portfolio.

Other Accounts Managed

Mr. McGlynn and Ms. Bishop also are primarily responsible for the day-to-day management of other registered investment companies and other accounts, as indicated below.  The following table identifies, as of December 31, 2006, the number of, and total assets of, other registered investment companies (other than the Portfolio), pooled investment vehicles and other accounts managed.

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number	Total Assets
James R. McGlynn	5	$101,993,889	N/A	N/A	2	$26,909,139
Yvonne. M. Bishop	1	$101,295,504	N/A	N/A	2	$26,909,139

As of December 31, 2006, none of the accounts managed by the portfolio managers had advisory fee arrangements based on the performance of the account.

Compensation

Portfolio management compensation consists of: benefits that are available generally to all salaried employees based on their level; a fixed base salary based on industry market compensation surveys;

Pinnacle

SMFI-57

short-term incentive compensation based on various criteria, including adviser annual profitability compared to its budget and assets under management, personal performance criteria and specific client performance measures (such as pre-tax total return, peer rankings, etc.); and a long-term incentive compensation plan based on the performance of the Adviser and its parent.

Conflicts of Interest

From time to time, potential conflicts of interest may arise between a portfolio manager's management of the investments of the Portfolio on the one hand, and the management of other registered investment companies and other accounts (collectively, "other accounts") on the other. Other accounts might have similar investment objectives or strategies as the Portfolio, track the same indexes the Portfolio tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Portfolio. The other accounts might also have different investment objectives or strategies than the Fund.

Knowledge and Timing of Fund Trades.  A potential conflict of interest may arise as a result of the portfolio manager's day-to-day management of the Portfolio.  Because of their positions with the Portfolio, the portfolio managers know the size, timing and possible market impact of the Portfolio's trades.  It is theoretically possible that the portfolio manager could use this information to the advantage of other accounts they manage and to the possible detriment of the Portfolio.

Investment Opportunities.  A potential conflict of interest may arise as a result of the portfolio manager's management of a number of accounts with varying investment guidelines.  Often, an investment opportunity may be suitable for both the Portfolio and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Portfolio and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Portfolio and another account. The Investment Manager has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Ownership of Fund Shares

The table below sets forth the value of shares beneficially owned by the portfolio managers in the Portfolio managed as of December 31, 2006.

Portfolio Manager	Dollar Range in Zenith Portfolio and Everest Fund
James R. McGlynn	$500,001 to $1,000,000
Yvonne M. Bishop	$10,000 to $50,000

Bond Portfolio

Gary R. Rodmaker, Michael J. Schultz and D. Scott Keller are primarily responsible for the day-to-day management of the Bond Portfolio.

Other Accounts Managed

Messrs. Rodmaker, Schultz and Keller also manage other registered investment companies, other pooled investment vehicles and other accounts, as indicated below.  The following table identifies, as of December 31, 2006 the number of, and total assets of, other registered investment companies (other than the Portfolio), pooled investment vehicles and other accounts managed.

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number	Total Assets
Gary R. Rodmaker	14	$782,933,755	N/A	N/A	8	$3,124,132,412
Michael J. Schultz	7	$122,893,923	N/A	N/A	4	$1,504,535,643
D. Scott Keller	6	$95,301,626	N/A	N/A	5	$2,884,944,1

Pinnacle

SMFI-58

90

As of December 31, 2006, none of the accounts managed by the portfolio managers had advisory fee arrangements based on the performance of the account.

Compensation

Portfolio management compensation consists of: benefits that are available generally to all salaried employees based on their level; a fixed base salary based on industry market compensation surveys; short-term incentive compensation based on various criteria, including adviser annual profitability compared to its budget and assets under management, personal performance criteria and specific client performance measures (such as pre-tax total return, peer rankings, etc.); and a long-term incentive compensation plan based on the performance of the Adviser and its parent.

Conflicts of Interest

From time to time, potential conflicts of interest may arise between a portfolio manager's management of the investments of the Portfolio on the one hand, and the management of other registered investment companies and other accounts (collectively, "other accounts") on the other. Other accounts might have similar investment objectives or strategies as the Portfolio, track the same indexes the Portfolio tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Portfolio. The other accounts might also have different investment objectives or strategies than the Portfolio.

Knowledge and Timing of Fund Trades.  A potential conflict of interest may arise as a result of the portfolio manager's day-to-day management of the Portfolio.  Because of their positions with the Portfolio, the portfolio managers know the size, timing and possible market impact of the Portfolio's trades.  It is theoretically possible that the portfolio manager could use this information to the advantage of other accounts they manage and to the possible detriment of the Portfolio.

Investment Opportunities.  A potential conflict of interest may arise as a result of the portfolio manager's management of a number of accounts with varying investment guidelines.  Often, an investment opportunity may be suitable for both the Portfolio and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Portfolio and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Portfolio and another account. The Investment Manager has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Ownership of Fund Shares

The table below sets forth the value of shares beneficially owned by the portfolio managers in the Portfolios managed as of December 31, 2006.

Portfolio Manager	Dollar Range in Bond Portfolio and Bond Fund
Gary R. Rodmaker	$10,001 - $50,000
Michael J. Schultz	None
D. Scott Keller	None

Inflation Protected Plus Portfolio

Gary R. Rodmaker, Michael J. Schultz and D. Scott Keller are primarily responsible for the day-to-day management of the Inflation Protected Plus Portfolio.

Other Accounts Managed

Messrs. Rodmaker, Schultz and Keller are also part of the management team of other registered investment companies, other pooled investment vehicles and other accounts, as indicated below.  The

Pinnacle

SMFI-59

following table identifies, as of December 31, 2006, the number of, and total assets of, other registered investment companies (other than the Portfolio), pooled investment vehicles and other accounts managed.

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number	Total Assets
Gary R. Rodmaker	14	$810,270,592	N/A	N/A	8	$3,124,132,412
Michael J. Schultz	7	150,230,760	N/A	N/A	4	$1,504,535,643
D. Scott Keller	6	122,638,463	N/A	N/A	5	$2,884,944,190

As of December 31, 2006, none of the accounts managed by the portfolio managers had advisory fee arrangements based on the performance of the account.

Compensation

Portfolio management compensation consists of: benefits that are available generally to all salaried employees based on their level; a fixed base salary based on industry market compensation surveys; short-term incentive compensation based on various criteria, including adviser annual profitability compared to its budget and assets under management, personal performance criteria and specific client performance measures (such as pre-tax total return, peer rankings, etc.); and a long-term incentive compensation plan based on the performance of the Adviser and its parent.

Conflicts of Interest

From time to time, potential conflicts of interest may arise between a portfolio manager's management of the investments of the Portfolio on the one hand, and the management of other registered investment companies and other accounts (collectively, "other accounts") on the other. Other accounts might have similar investment objectives or strategies as the Portfolio, track the same indexes the Portfolio tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Portfolio.  The other accounts might also have different investment objectives or strategies than the Portfolio.

Knowledge and Timing of Fund Trades.  A potential conflict of interest may arise as a result of the portfolio manager's day-to-day management of the Portfolio.  Because of their positions with the Portfolio, the portfolio managers know the size, timing and possible market impact of the Portfolio's trades.  It is theoretically possible that the portfolio manager could use this information to the advantage of other accounts they manage and to the possible detriment of the Portfolio.

Investment Opportunities.  A potential conflict of interest may arise as a result of the portfolio manager's management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Portfolio and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Portfolio and the other accounts to participate fully.  Similarly, there may be limited opportunity to sell an investment held by the Portfolio and another account.  The Investment Manager has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Pinnacle

SMFI-60

Ownership of Fund Shares

The Portfolio Managers had no investments in shares of the Inflation Protected Plus Portfolio as of December 31, 2006.

Lifestyle ETF Market Strategy Target Portfolio, the Lifestyle ETF Market Strategy Conservative Portfolio, the Lifestyle ETF Market Strategy Aggressive Portfolio, and the Natural Resources Portfolio

Steven R. Sutermeister, Gary R. Rodmaker, James R. McGlynn, Michael J. Schultz and D. Scott Keller are primarily responsible for the day-to-day management of the Lifestyle ETF Market Strategy Target Portfolio, the Lifestyle ETF Market Strategy Conservative Portfolio, the Lifestyle ETF Market Strategy Aggressive Portfolio, and the Natural Resources Portfolio.

Other Accounts Managed

Messrs. Sutermeister, Rodmaker, McGlynn, Schultz and Keller also are primarily responsible for the day-to-day management of other registered investment companies and other accounts, as indicated below.  The following table identifies, as of December 31, 2006 the number of, and total assets of, other registered investment companies (other than the Portfolios), pooled investment vehicles and other accounts managed.

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number	Total Assets
Steven R. Sutermeister	0	$0	N/A	N/A	0	$0
Gary R. Rodmaker	11	$810,574,062	N/A	N/A	8	$3,124,132,412
James R. McGlynn	2	163,709,754	N/A	N/A	2	$26,909,139
Michael J. Schultz	4	150,534,230	N/A	N/A	4	$1,504,535,643
D. Scott Keller	3	122,941,933	N/A	N/A	5	$2,884,944,190

As of December 31, 2006, none of the accounts managed by the portfolio managers had advisory fee arrangements based on the performance of the account.

Compensation

Portfolio management compensation consists of: benefits that are available generally to all salaried employees based on their level; a fixed base salary based on industry market compensation surveys; short-term incentive compensation based on various criteria, including adviser annual profitability compared to its budget and assets under management, personal performance criteria and specific client performance measures (such as pre-tax total return, peer rankings, etc.); and a long-term incentive compensation plan based on the performance of the Adviser and its parent.

Conflicts of Interest

From time to time, potential conflicts of interest may arise between a portfolio manager's management of the investments of the ~~Portfoli~~ Portfolio on the one hand, and the management of other registered investment companies and other accounts (collectively, "other accounts") on the other. Other accounts might have similar investment objectives or strategies as the Portfolio, track the same indexes the Portfolio tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Portfolio. The other accounts might also have different investment objectives or strategies than the Portfolio.

Knowledge and Timing of Fund Trades.  A potential conflict of interest may arise as a result of the

Pinnacle

SMFI-61

portfolio manager's day-to-day management of the Portfolio.  Because of their positions with the Portfolio, the portfolio managers know the size, timing and possible market impact of the Portfolio's trades.  It is theoretically possible that the portfolio manager could use this information to the advantage of other accounts they manage and to the possible detriment of the Portfolio.

Investment Opportunities.  A potential conflict of interest may arise as a result of the portfolio manager's management of a number of accounts with varying investment guidelines.  Often, an investment opportunity may be suitable for both the Portfolio and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Portfolio and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Portfolio and another account. The Investment Manager has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Ownership of Fund Shares

The Portfolio Managers had no investments in shares of these Portfolios as of December 31, 2006.

S&P 500 Index Portfolio, S&P MidCap 400 Index Portfolio, Balanced Index Portfolio, Russell 2000 Small Cap Index Portfolio, Nasdaq-100 Index Portfolio and Lehman Aggregate Bond Index Portfolio

Gary R. Rodmaker, Nick J. Kotsonis and Kevin P. Aug are primarily responsible for the day-to-day management of the S&P 500 Index, S&P MidCap 400 Index, Balanced Index, Russell 2000 Small Cap Index, Nasdaq-100 Index, and Lehman Aggregate Bond Index Portfolios.

Other Accounts Managed

Messrs. Rodmaker, Kotsonis and Aug are also part of the management team of other registered investment companies, other pooled investment vehicles and other accounts, as indicated below.  The following table identifies, as of December 31, 2006 the number of, and total assets of, other registered investment companies (other than the Portfolios), pooled investment vehicles and other accounts managed.

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number	Total Assets
Gary R. Rodmaker	8	$164,406,006	N/A	N/A	8	$3,124,132,412
Nick J. Kotsonis	1	$16,674,820	N/A	N/A	1	$2,709,492,720
Kevin P. Aug	1	$16,674,820	N/A	N/A	3	$373,361,857

As of December 31, 2006, none of the accounts managed by the portfolio managers had advisory fee arrangements based on the performance of the account.

Compensation

Portfolio management compensation consists of: benefits that are available generally to all salaried employees based on their level; a fixed base salary based on industry market compensation surveys; short-term incentive compensation based on various criteria, including adviser annual profitability compared to its budget and assets under management, personal performance criteria and specific client performance measures (such as pre-tax total return, peer rankings, etc.); and a long-term incentive compensation plan based on the performance of the Adviser and its parent.

Conflicts of Interest

From time to time, potential conflicts of interest may arise between a portfolio manager's management of the investments of the Portfolio on the one hand, and the management of other registered investment companies and other accounts (collectively, "other accounts") on the other. Other accounts might have similar investment objectives or strategies as the Portfolio, track the same indexes the Portfolio tracks or

Pinnacle

SMFI-62

otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Portfolio.  The other accounts might also have different investment objectives or strategies than the Portfolio.

Knowledge and Timing of Fund Trades.  A potential conflict of interest may arise as a result of the portfolio managers' day-to-day management of the Portfolio.  Because of their positions with the Portfolio, the portfolio managers know the size, timing and possible market impact of the Portfolio's trades.  It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of the Portfolio.

Investment Opportunities.  A potential conflict of interest may arise as a result of the portfolio ~~manager's  management~~ manager’s management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Portfolio and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Portfolio and the other accounts to participate fully.  Similarly, there may be limited opportunity to sell an investment held by the Portfolio and another account.  The Investment Manager has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Ownership of Fund Shares

The table below sets forth the value of shares beneficially owned by the portfolio managers in the Portfolios as of December 31, 2007.

Portfolio Manager	Dollar Range in Portfolios
	S&P 500 Index Portfolio	S&P MidCap 400 Index Portfolio	Balanced Index Portfolio	Russell 2000 Small Cap Portfolio	Nasdaq-100 Index Portfolio	Lehman Aggregate Bond Index Portfolio
Gary R. Rodmaker	$50,001 - $100,000	$1 -$10,000	None	$1- $10,000	$1- $10,000	None
Nick J. Kotsonis	$1 - $10,000	$1 - $10,000	None	None	None	None
Kevin P. Aug	None	None	None	None	None	None

EAFE International Portfolio

Theodore D. Miller of World Asset Management, Inc. ("WAM"), a wholly-owned subsidiary of Comerica, Inc. is the portfolio manager of the EAFE International Portfolio.

Other Accounts Managed

Mr. Miller is also part of the management team of other registered investment companies, other pooled investment vehicles and other accounts, as indicated below.  The following table identifies, as of December 31, 2006, the number of, and total assets of, other registered investment companies (other than the Portfolios), pooled investment vehicles and other accounts managed.

Portfolio Manager	Registered Investment Company Accounts	Assets Managed ($ millions)	Pooled Investment Vehicle Accounts	Assets Managed ($ millions)	Other Accounts	Assets Managed ($ millions)	Total Assets Managed ($ millions)
Theodore D. Miller	2	186.2	9	3,396.3	11	1.0	3,583.5

As of December 31, 2006, none of the accounts managed by the portfolio manager had advisory fee arrangements based on the performance of the account.

Pinnacle

SMFI-63

Portfolio Manager Conflicts of Interest.

As indicated in the table above, portfolio managers at WAM may manage numerous accounts for multiple clients.  These client accounts may include registered investment companies, other types of pooled accounts (e.g., collective investment funds), and separate accounts (i.e., accounts managed on behalf of individuals or public or private institutions).

Potential Conflicts Relating to the Interests of Comerica:  Comerica is engaged through its subsidiaries in a wide variety of banking, insurance, broker-dealer, asset management, and other activities.  Comerica and its subsidiaries therefore have business relationships, or may be in competition, with many issuers of securities.  If a portfolio manager knows of these relationships or thinks that they may exist, the portfolio manager may have an incentive to vote securities held or, in the case of actively managed accounts, purchase or sell these securities or otherwise manage client accounts in a manner designed to benefit Comerica.

Potential Conflicts Relating to Managing Multiple Advised Accounts:  Even if there is no financial or other advantage to a portfolio manager, WAM or Comerica, a portfolio manager managing assets for multiple clients must make decisions that could be deemed to benefit some clients more than others, or benefit some clients to the detriment of others.  In addition, the time and attention devoted to a single account by a portfolio manager will vary across accounts.

WAM portfolio managers are subject to numerous compliance policies and procedures, including Codes of Ethics and brokerage and trade allocation policies and procedures, which seek to address the conflicts associated with managing multiple accounts for multiple clients.  Furthermore, senior personnel at   WAM periodically review the performance of all WAM portfolio managers.  However, there can be no assurance that the Investment Conflicts Committee and the compliance programs will achieve their intended result.

Portfolio Manager Compensation.  The compensation package for portfolio managers at WAM, consists of three elements: fixed base salary; short-term incentive in the form of an annual bonus; and long-term incentive in the form of company equity interests.  Comerica also provides a competitive benefits package, including health and welfare benefits and retirement benefits in the form of a 401(k) plan.

WAM offers industry-competitive salaries based on the skills and experience of the portfolio manager as well as responsibilities of the position.

An overall firm bonus pool is earned based on meeting key corporate initiatives and objectives.  Members of the portfolio management team are eligible to earn a bonus based on that pool.  Individual bonuses for all members of the portfolio management team are influenced by the profitability of the firm as well as meeting key departmental objectives.  In determining portfolio manager bonuses, WAM considers a variety of factors, including qualitative elements such as leadership, team interaction and results, client satisfaction, and overall contribution to the firm's success as well as the profitability of the firm.

Portfolio managers are also eligible for long-term incentives in the form of (1) options to purchase shares of Comerica Inc. and / or (2) restricted shares of Comerica Incorporated stock.  These programs provide additional incentives to retain key personnel within WAM as well as our parent company, Comerica, Inc.

Ownership of Fund Shares.  As of December 31, 2006, Mr. Miller did not own any securities of the EAFE International Index Portfolio.

DETERMINATION OF NET ASSET VALUE

The per share NAV of each Portfolio is determined by dividing the total value of its securities and other assets, less liabilities, by the total number of shares outstanding.  The offering price for a share of each Portfolio is its NAV per share.  As described in the Prospectus, the per share NAV of each Portfolio is determined once daily, Monday through Friday as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern Time), on days during which there are purchases or redemptions of Fund shares, except: (i) when the NYSE is closed (currently New Year's Day, Presidents'

Pinnacle

SMFI-64

Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day); and (ii) any day on which changes in the value of the portfolio securities of the Portfolio will not materially affect the current net asset value of the shares of a Portfolio.

Securities held by the Portfolios, except for money market instruments maturing in 60 days or less, will be valued as follows:  Securities which are traded on stock exchanges (including securities traded in both the over-the-counter market and on exchange), or listed on the NASDAQ National Market System, are valued at the last sales price as of the close of the NYSE on the day the securities are being valued, or, lacking any sales, at the closing bid prices. Alternatively, NASDAQ listed securities may be valued on the basis of the NASDAQ Official Closing Price.  Securities traded only in the over-the-counter market are valued at the last bid prices quoted at the close of trading on the NYSE by brokers that make markets in the securities.  Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Directors.

Money market instruments with a remaining maturity of 60 days or less are valued on an amortized cost basis.  Under this method of valuation, the instrument is initially valued at cost (or in the case of instruments initially valued at market value, at the market value on the day before its remaining maturity is such that it qualifies for amortized cost valuation); thereafter, a Portfolio assumes a constant proportionate amortization in value until maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.  While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received upon sale of the instrument.

Generally, trading in foreign securities traded on equity markets outside the U.S., corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the NAV of each Portfolio's shares generally are determined at such time. Foreign currency exchange rates are determined at the close of the NYSE.  Occasionally, events affecting the values of such securities may occur between the times at which such values are determined and the close of the NYSE.  If events affecting the value of securities occur during such a period, and a Portfolio's NAV is materially affected by such changes in the value of the securities, then these securities may be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.  The Board of Directors has enacted fair valuation procedures that provide for using FT Interactive Data's (IDC) Fair Value Information Service.  When a Portfolio's management determines that a significant event has occurred requiring the consideration of fair valuation procedures in regard to affected foreign securities, the Portfolio's IDC Accountant will adjust each security's local market closing price using IDC's "Evaluated Adjustment Factor" whenever their model indicates within the statistical confidence factor stated in the Portfolios' policy that the adjusted value is more indicative of fair value than the local closing price.

PURCHASE AND REDEMPTION OF SHARES

The Fund offers shares of the Summit Pinnacle Series of Portfolios, at net asset value and without sales charge, only to separate accounts of The Union Central Life Insurance Company and separate accounts of other affiliated or unaffiliated life insurance companies. It is possible that at some later date the Fund may offer shares to other investors, consistent with applicable securities and tax regulations.

The Fund is required to redeem all full and fractional shares of the Fund for cash at the net asset value per share.  Payment for shares redeemed will generally be made within seven days after receipt of a proper notice of redemption.  The right to redeem shares or to receive payment with respect to any redemption may be suspended only for any period during which: (a) trading on the NYSE is restricted as determined by the SEC or such exchange is closed for other than weekends and holidays; (b) an emergency exists, as determined by the SEC, as a result of which disposal of Portfolio securities or determination of the net asset value of a Portfolio is not reasonably practicable; and (c) the SEC by order permits postponement for the protection of shareholders.

TAXES

Pinnacle

SMFI-65

The following is a summary of certain United States federal income tax consequences relating to the ownership of shares in the Fund by the separate accounts of insurance companies for the purpose of funding variable insurance policies.  Unless otherwise stated, this summary deals only with the status of each Portfolio as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and the application of the diversification rules under section 817(h) of the Code.  It does not deal with any other federal, state, local or foreign tax consequences, including the possible effect of leveraged investments or the treatment of hedging devices.  It also does not deal with insurance companies that are not domiciled in the United States.  This summary is based on the Code, United States Treasury regulations thereunder (the "Treasury Regulations") and administrative and judicial interpretations thereof, as of the date hereof, all of which are subject to change, possibly on a retroactive basis.  Any such changes may be applied retroactively in a manner that could cause the tax consequences to vary substantially from the consequences described below, possibly adversely affecting a beneficial owner of the Fund.

Each Portfolio of the Fund will be treated as a separate entity for federal income tax purposes.  Each Portfolio has qualified and has elected to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Code.  If a Portfolio qualifies as a "regulated investment company" and complies with the provisions of the Code by distributing substantially all of its net income (both ordinary income and capital gain), the Portfolio will be relieved from federal income tax on the amounts distributed.

In order to qualify as a regulated investment company, in each taxable year each Portfolio must, among other things: (a) derive at least 90 percent of its gross income from dividends, interest, payments with respect to loans of securities, and gains from the sale or other disposition of stocks or securities or foreign currencies (subject to the authority of the Secretary of the Treasury to exclude certain foreign currency gains), net income derived from an interest in a qualified publicly traded partnership, or other income (including, but not limited to, gains from options, futures, or forward contracts which are ancillary to the Portfolio's principal business of investing in stocks or securities or options and futures with respect to stocks or securities) derived with regard to its investing in such stocks, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the value of the Portfolio's total assets is represented by cash and cash items, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Portfolio's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies), of two or more issuer's which the Portfolio controls and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses, or of one or more qualified publicly traded partnerships.

As a regulated investment company, a Portfolio generally is not subject to U.S. federal income tax on income and gains that it distributes to shareholders, if at least 90% of the Portfolio's investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed. Each Portfolio intends to distribute all or substantially all of such income.

Amounts not distributed by a Portfolio on a timely basis in accordance with a calendar year distribution requirement may be subject to a nondeductible four percent (4%) excise tax.  To avoid the tax, a Portfolio must distribute during each calendar year, (1) at least ninety-eight percent (98%) of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least ninety-eight percent (98%) of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the twelve-month period ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years.  These excise tax provisions do not generally apply to a regulated investment company, like the Portfolios, all of whose shareholders are the segregated asset accounts of life insurance companies funding variable contracts.  (For this purpose, any shares of a Portfolio attributable to an investment in the Portfolio not exceeding $250,000 made in connection with the organization of the Portfolio will not be taken into account.)  Accordingly, if this

Pinnacle

SMFI-66

condition regarding the ownership of shares of a Portfolio is met, the excise tax will be inapplicable to the Portfolio.

Interests in a Portfolio will be held by insurance company separate accounts that are subject to the requirements of section 817(h) of the Code and the Treasury Regulations thereunder, which impose certain investment diversification requirements (the "Diversification Rules") with respect to assets held in such separate accounts.  These rules apply to the investments made by separate accounts or their subaccounts (such accounts or subaccounts are referred to as "segregated asset accounts") that are used to fund benefits under variable life insurance and annuity contracts.  Each Portfolio intends to comply with the Diversification Rules.

The Diversification Rules generally require that on the last day of each quarter of a calendar year (or generally within 30 days thereafter) no more than 55% of the value of a Portfolio's assets can be represented by any one investment; no more than 70% can be represented by any two investments; no more than 80% can be represented by any three investments; and no more than 90% can be represented by any four investments.  For purposes of these rules, all securities of the same issuer generally are treated as a single investment, but each U.S. government agency or instrumentality is treated as a separate issuer.  Failure by a Portfolio to both qualify as a regulated investment company and to satisfy the Diversification Rules would generally cause the variable contracts to lose their favorable tax status and require a contract owner to include in ordinary income any income accrued under the contracts for the current and all prior taxable years.  Under certain circumstances described in the applicable Treasury regulations, inadvertent failure to satisfy the applicable Diversification Rules may be corrected, but such a correction would require a payment to the Internal Revenue Service based on the tax contract owners would have incurred if they were treated as receiving the income on the contract for the period during which the Diversification Rules were not satisfied.  Any such failure may also result in adverse tax consequences for the insurance company issuing the contracts.  Failure by a Portfolio to qualify as a regulated investment company would also subject it to federal and state income taxation on all of its taxable income and gain, whether or not distributed to shareholders.

For a variable life insurance contract or a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner.  Under current U.S. tax law, if a contract owner has excessive control over the investments made by a separate account, or the underlying fund, the contract owner will be taxed currently on income and gains from the account or fund.  In other words, in such a case of "investor control" the contract owner would not derive the tax benefits normally associated with variable life insurance or variable annuities.

Generally, according to the IRS, there are two ways that impermissible investor control may exist.  The first relates to the design of the contract or the relationship between the contract and a separate account or underlying fund.  For example, at various times, the IRS has focused on, among other factors, the number and type of investment choices available pursuant to a given variable contract, whether the contract offers access to funds that are available to the general public, the number of transfers that a contract owner may make from one investment option to another, and the degree to which a contract owner may select or control particular investments.

With respect to this first aspect of investor control, the Fund believes that the design of the contracts and the relationship between the contracts and the Portfolios satisfy the current view of the IRS on this subject, such that the investor control doctrine should not apply.  However, because of some uncertainty with respect to this subject and because the IRS may issue further guidance on this subject, the Fund reserves the right to make such changes as it deem necessary or appropriate to reduce the risk that a contract might not qualify as a life insurance contract or as an annuity for tax purposes.

The second way that impermissible investor control might exist concerns your actions.  Under the IRS pronouncements, you may not select or control particular investments, other than choosing among broad investment choices such as selecting a particular Portfolio.  You may not select or direct the purchase or sale of a particular investment of a Portfolio.  All investment decisions concerning a Portfolio must be made by the portfolio manager for such Portfolio in his or her sole and absolute discretion, and not by the contract owner.  Furthermore, under the IRS pronouncements, you may not communicate directly or

Pinnacle

SMFI-67

indirectly with such a portfolio manager or any related investment officers concerning the selection, quality, or rate of return of any specific investment or group of investments held by a Portfolio.

Finally, the IRS may issue additional guidance on the investor control doctrine, which might further restrict your actions or features of the variable contract.  Such guidance could be applied retroactively.  If any of the rules outlined above are not complied with, the IRS may seek to tax you currently on income and gains from a Portfolio such that you would not derive the tax benefits normally associated with variable life insurance or variable annuities.  Although highly unlikely, such an event may have an adverse impact on the Fund and other variable contracts.

For information concerning the federal income tax consequences to the owners of a variable contract or policy, such owners should consult the prospectuses for their particular contract or policy.

The discussion of "Taxes" in the Prospectus, in conjunction with the foregoing, is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect as interpreted by the Courts and the Internal Revenue Service.

CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT

The Northern Trust Company, 50 South LaSalle St., Chicago, Illinois 60675, acts as custodian of the Fund's assets.  U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, 1-888-259-7565, is the Fund's bookkeeping, transfer and dividend disbursing agent.

PORTFOLIO TRANSACTIONS AND BROKERAGE

The Adviser is primarily responsible for the investment decisions of each Portfolio, including decisions to buy and sell securities, the selection of brokers and dealers to effect the transactions, the placing of investment transactions, and the negotiation of brokerage commissions, if any.  No Portfolio has any obligation to deal with any dealer or group of dealers in the execution of transactions in Portfolio securities.  In placing orders, it is the policy of the Fund to obtain the most favorable net results, taking into account various factors, including price, dealer spread or commission, if any, size of the transaction, and difficulty of execution.  While the Adviser generally seeks reasonably competitive spreads or commissions, the Portfolios will not necessarily be paying the lowest spread or commission available.

If the securities in which a particular Portfolio of the Fund invests are traded primarily in the over-the-counter market, where possible the Portfolio will deal directly with the dealers who make a market in the securities involved unless better prices and execution are available elsewhere.  Such dealers usually act as principals for their own account.  On occasion, securities may be purchased directly from the issuer.  Bonds and money market instruments are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes.  The cost of Portfolio securities transactions of each Portfolio will consist primarily of brokerage commissions or dealer or underwriter spreads.

While the Adviser seeks to obtain the most favorable net results in effecting transactions in the Portfolio securities, brokers who provide supplemental investment research to the Adviser may receive orders for transactions by the Fund.  Such supplemental research service ordinarily consists of assessments and analyses of the business or prospects of a company, industry, or economic sector.  If, in the judgment of the Adviser, the Fund will be benefited by such supplemental research services, the Adviser is authorized to pay commissions to brokers furnishing such services which are in excess of commissions which another broker may charge for the same transaction.  Information so received will be in addition to and not in lieu of the services required to be performed by the Adviser under its Investment Advisory Agreement.  The expenses of the Adviser will not necessarily be reduced as a result of the receipt of such supplemental information.  In some cases, the Adviser may use such supplemental research in providing investment advice to its other advisory accounts.

During 200 ~~5~~ 6 , 56.56% of the Fund's total brokerage was allocated to brokers who furnish statistical data or research information.  Brokerage commissions paid during 2006, 2005 and 2004 were $237,226, $235,319 and $141,776, respectively.

Pinnacle

SMFI-68

The Russell 2000 Small Cap Index Portfolio Class F and the S&P MidCap 400 Index Portfolio Class F pay ~~s~~ the Distributor a fee, not exceeding, on an annual basis, 0.20% of the average daily net assets attributable to its Class F shares ("12b-1 fee"), for (a) payments the Distributor makes to banks, financial planners, retirement plan service providers, broker/dealers and other institutions ("Participating Organizations") for distribution assistance and/or shareholder services provided to holders of Class F shares pursuant to an agreement between the Distributor and the Participating Organization (including, but not limited to, distributing sales literature; answering routine shareholder inquiries about the Company or Class F shares, account designation and address, and in enrolling into any of several retirement plans offered in connection with the purchase of Class F shares; assisting in the establishment and maintenance of customer accounts and records and in the purchase and redemption transactions; and providing such other information and services as the Company or the shareholder may reasonably request); or (b) reimbursement of expenses incurred by a Participating Organization pursuant to an agreement in connection with distribution assistance and/or shareholder service, including, but not limited to, the reimbursement of expenses relating to printing and distributing prospectuses to persons other than holders of Class F shares, printing and distributing advertising and sales literature and reports to shareholders used in connection with the sale of Class F shares, and personnel and communication equipment used in servicing shareholder accounts and prospective shareholder inquiries.  For purposes of the Plan, a Participating Organization may include the Distributor or any of its affiliates or subsidiaries.  It is anticipated that the Plan will benefit the Class F shareholders by, among other ways: making the Class F shares a more attractive investment alternative in a competitive marketplace, which may result in increased assets to the benefit of Funds and their investors by increasing investment opportunities and diversification and reducing per share operating expenses; increasing the number of distribution channels for Class F shares; and providing incentive to Participating Organizations to incur promotional expenses on behalf of the Funds, which may assist in asset growth.

Pursuant to Rule 12b-1 under the 1940 Act, the Plan that has been approved by the Board of Directors of the Fund, including a majority of Directors who are not "interested persons" of the Fund and who have no direct or indirect financial interest in the operation of the Plan or any related agreements.  The Board of Directors of the Fund shall review, at least quarterly, a written report of the amounts expended under the Plan and the purposes for which such expenditures were made.

The 12b-1 Plan may be terminated at any time with respect to a Fund's Class F shares by vote of a majority of the Independent Directors, or by a vote of a majority of the outstanding Class F shares.  The Plan may be amended by vote of the Directors, including a majority of the Independent Directors.  Any amendment of the Plan that would materially increase the distribution expenses of a Fund's Class F shares requires approval by the Class F shareholders of that respective Fund.

DISTRIBUTOR

Ameritas Investment Corp. ("Distributor"), 5900 O Street, Lincoln, Nebraska 68510, serves as the Funds' distributor or principal underwriter for the Pinnacle series of Fund shares pursuant to a distribution Agreement with the Fund dated February 25, 2000. Distributor, which is a wholly-owned subsidiary of Ameritas Life Insurance Company, is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the NASD.  The offering of Fund shares is continuous.  The Distribution Agreement provides that Distributor, as agent in connection with the distribution of Fund shares, will use appropriate efforts to solicit orders for the sale of Fund shares and undertake such advertising and promotion as it deems reasonable.

GENERAL INFORMATION

Capital Stock

The Fund is a mutual fund.  Its Board of Directors is responsible for supervising its business affairs and investments, which are managed on a daily basis by the Adviser.  The Fund was incorporated under the laws of the State of Maryland on January 30, 1984.  The authorized capital stock of the Fund consists of 1,0 ~~1~~ 3 0,000,000 shares of common stock, par value ten cents ($0.10) per share.  The shares of the authorized capital stock are currently divided into the following classes:

Fund

Authorized Capital Stock

Pinnacle

SMFI-69

Summit Pinnacle Series

Zenith Portfolio	40,000,000 shares
Bond Portfolio	30,000,000 shares
Capital Portfolio*	30,000,000 shares
S&P 500 Index Portfolio	30,000,000 shares
Micro-Cap Portfolio*	20,000,000 shares
S&P MidCap 400 Index Portfolio	20,000,000 shares
Balanced Index Portfolio	20,000,000 shares
Lehman Aggregate Bond Index Portfolio	20,000,000 shares
Russell 2000 Small Cap Index Portfolio	20,000,000 shares
Nasdaq -100 Index Portfolio	20,000,000 shares
EAFE International Index Portfolio	20,000,000 shares
Russell 2000 Small Cap Index Portfolio Class F	20,000,000 shares
Inflation Protected Plus Portfolio	20,000,000 shares
Lifestyle ETF Market Strategy Target Portfolio	20,000,000 shares
Lifestyle ETF Market Strategy Conservative Portfolio	20,000,000 shares
Lifestyle ETF Market Strategy Aggressive Portfolio	20,000,000 shares
Natural Resources Portfolio	20,000,000 shares
S&P MidCap 400 Index Portfolio Class F	20,000,000 shares

Pinnacle

SMFI-70

Summit Apex Series

Money Market Fund	200,000,000 shares
S&P 500 Index Fund*	20,000,000 shares
S&P MidCap 400 Index Fund*	20,000,000 shares
Russell 2000 Small Cap Index Fund*	20,000,000 shares
Balanced Index Fund*	20,000,000 shares
Nasdaq-100 Index Fund	20,000,000 shares
Lehman Aggregate Bond Index Fund*	20,000,000 shares
Micro-Cap Fund*	20,000,000 shares
Bond Fund	20,000,000 shares
Everest Fund	20,000,000 shares
Total Stakeholder Impact Fund*	20,000,000 shares
Short-term Government Fund	20,000,000 shares
High Yield Bond Fund	20,000,000 shares
Emerging Markets Bond Fund*	20,000,000 shares
EAFE International Index Fund*	20,000,000 shares
Nasdaq-100 Index Fund Class F	20,000,000 shares
Total Stakeholder Impact Fund Class F*	20,000,000 shares
Everest Fund Class F	20,000,000 shares
Nasdaq-100 Index Fund Class A	20,000,000 shares
Total Stakeholder Impact Fund Class A*	20,000,000 shares
Everest Fund Class A	20,000,000 shares
Large Cap Growth Fund Class A	20,000,000 shares

* Closed to new invest ~~ot~~ ors.

The Board of Directors may change the designation of any Portfolio and may increase or decrease the number of authorized shares of any Portfolio, but may not decrease the number of authorized shares of any Portfolio below the number of shares then outstanding.

Each issued and outstanding share is entitled to participate equally in dividends and distributions declared by the respective Portfolio and, upon liquidation or dissolution, in net assets of such Portfolio remaining after satisfaction of outstanding liabilities.

Voting Rights

In accordance with an amendment to the Maryland General Corporation Law, the Board of Directors of the Fund has adopted an amendment to its Bylaws providing that unless otherwise required by 1940 Act, the Portfolio shall not be required to hold an annual shareholder meeting unless the Board of Directors determines to hold an annual meeting.  The Fund intends to hold shareholder meetings only when required by law and such other times as may be deemed appropriate by its Board of Directors.

All shares of common stock have equal voting rights (regardless of the net asset value per share) except that on matters affecting only one Portfolio, only shares of that Portfolio are entitled to vote.  The shares do not have cumulative voting rights.  Accordingly, the holders of more than 50% of the shares of the Fund voting for the election of directors can elect all of the directors of the Fund if they choose to do so and in such event the holders of the remaining shares would not be able to elect any directors.

Matters in which the interests of all Portfolios are substantially identical (such as the election of directors or the approval of independent public accountants) will be voted on by all shareholders without regard to the separate Portfolios.  Matters that affect all Portfolios but where the interests of the Portfolios are not substantially identical (such as approval of the Investment Advisory Agreement) would be voted on separately by each Portfolio.  Matters affecting only one Portfolio, such as a change in its fundamental policies, are voted on by only that Portfolio.

Matters requiring separate shareholder voting by Portfolio shall have been effectively acted upon with respect to any Portfolio if the shareholders of that Portfolio vote for approval of the matter, notwithstanding that: (1) the matter has not been approved by the shareholders of any other Portfolio; or (2) the matter has not been approved by the shareholders of the Fund.

Pinnacle

SMFI-71

At a shareholders' meeting on November 9, 2001, the shareholders approved an amendment to the Funds' articles of incorporation whereby the Board of Directors is permitted, without further shareholder approval, to effect, from time to time, a stock split or reverse stock split for any or all of the Portfolios that could affect relative voting power of shares in matters requiring a company-wide vote.  On November 9, 2001, the Board of Directors authorized a 1-for-5 reverse stock split for all of the series of the Fund except the Money Market Fund.  The effective date of the reverse stock split was February 19, 2002.

It is anticipated that Union Central will have voting control of the Fund.  With voting control, Union Central could make fundamental and substantial changes (such as electing a new Board of Directors, changing the investment adviser or advisory fee, changing a Portfolio's fundamental investment objectives and policies, etc.) regardless of the views of Contract Owners.  However, under current interpretations of applicable law, Contract Owners are entitled to give voting instructions with respect to Fund shares held in registered separate accounts and therefore all such Contract Owners would receive advance notice and have the right to give voting instructions before any such changes could be made.

Additional Information

This Statement of Additional Information and the Prospectus do not contain all the information set forth in the registration statement and exhibits relating thereto, which the Fund has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, to which reference is hereby made.

FINANCIAL STATEMENTS

This Statement of Additional Information incorporates by reference the Summit Pinnacle Series financial statements dated December 31, 2006, including notes thereto and reports of the independent registered public accounting firm thereon, from the Summit Mutual Funds annual reports dated December 31, 2006.  The financial statements of the Fund for the fiscal year ended December 31, 2006 have been audited by Deloitte & Touche LLP, 111 South Wacker Drive, Chicago, Illinois 60606-4301, which provides auditing services to the Fund.

Pinnacle

SMFI-72

APPENDIX A:  PROXY VOTING PROCEDURES

SUMMIT MUTUAL FUNDS, INC.

PROXY VOTING GUIDELINES

(REVISED 2/27/06)

Summit will vote each proxy based on our duty to act on behalf of our client's best interests and to comply with SEC rules governing proxy voting and documenting and reporting. Any material conflicts between the interests of the Adviser and those of the Funds' shareholders will be resolved to protect the shareholders' interest.  Potential material conflicts should be reported to the Funds' officers as Portfolio Managers become aware of them.  The officers will resolve these conflicts (consulting with the Chair of the Audit Committee of the Board of Directors as necessary) and report them to the Directors. The following general guidelines, approved by the Fund's Board of Directors will be used to judge the appropriateness of individual proposals.

Passively Managed Funds and Accounts*

In most circumstances, proxies will be voted FOR management's recommended position on each proposal*. If voted otherwise, the circumstance will be explained and documented; and the decision process will follow the same general guidelines as those applicable to Actively Managed Funds.

*Management normally engages the custodian or ISS to vote proxies in the passive funds.

Actively Managed Funds

Proxies will be normally voted under the general guidelines listed below. Individual cases will be considered in unusual circumstances.

CORPORATE STRUCTURE AND SHAREHOLDER RIGHTS

Summit will typically vote AGAINST the following:

▪

Supermajority provisions specifying more than two-thirds of voting shares.

▪

Efforts to make takeover activities more difficult.

▪

Fair price provisions entrenching management to the disadvantage of shareholders.

▪

Stock authorizations if used as an anti-takeover device.

▪

Reincorporation if used strictly as an anti-takeover device.

▪

Two-tier voting plans adopted for defensive purposes.

▪

Greenmail payments.

Summit will typically vote FOR the following:

▪

Stock authorizations if used for additional financing activity with a specific business purpose.

▪

Efforts to make takeover activity easier.

▪

Redeeming or submitting poison pills to shareholder vote.

▪

Seeking shareholder approval for issuing a large block of stock to one investor.

Pinnacle

SMFI-73

CORPORATE GOVERNANCE, DIRECTORS, EXECUTIVES AND COMPENSATION

Summit will typically vote AGAINST the following:

▪

Stock option plans diluting ownership by more than 10%.

▪

Issuance of discounted options.

▪

Provisions to re-price options.

▪

Excessive Directors' stock option plans.

▪

Authority granted to the Board to amend the plan without prior shareholder approval.

▪

Requiring outside directors to own a specified number of shares.

▪

Excessive "golden parachute" proposals.

Summit will typically vote FOR the following:

▪

Requiring a majority of independent Directors.

▪

Formation of an executive compensation committee that is composed entirely of Independent Directors.

▪

Election of proposed directors.

▪

Re-Election of current auditors; a change in auditors will be more closely analyzed.

DOCUMENTATION & REPORTING

Management will review and ask for approval of the Policy with Summit Funds' Board at least annually.  The Policy statement will be included in Statements of Additional Information, posted on the Funds' website and available upon request.

Summit will compile and maintain records of votes as necessary to comply with governing regulations, including the annual filing of Form N-PX with the SEC.  Summit plans to post proxy voting records on the Funds' website.

Votes that are inconsistent with client's written policies and procedures will be reported and explained at our quarterly client meetings.

Proxy voting information is available on the Fund's website at www.summitfunds.com.

Pinnacle

SMFI-74

SUMMIT MUTUAL FUNDS, INC.

PINNACLE SERIES SEMIANNUAL REPORT

[To be filed by amendment]

Pinnacle

SMFI-75

PART C

OTHER INFORMATION

Pinnacle

SMFI-76

SUMMIT MUTUAL FUNDS, INC.

PART C - OTHER INFORMATION

Item 23.  Exhibits

All references are to Registrant’s Registration Statement on Form N-1A (Registration No. 2-90309)

(a)

Articles of Incorporation of Summit Mutual Funds, Inc. - previously filed (initial filing on April 3, 1984)

(b)

By-laws of Summit Mutual Funds, Inc. - previously filed (initial filing on April 3, 1984)

(c)

See (a) above

(d)

(1)

Amendment and Restatement of Investment Advisory Agreement - previously filed (Post-Effective Amendment No. 33 - November 30, 2001)

(2)

Amendment to Attachment A to Investment Advisory Agreement – previously filed (Post-Effective Amendment No. 58 – May 1, 2007)

(e)

Distribution Agreement with Ameritas Investment Corp. – previously filed (Post-

Effective Amendment No. 52 – October 13, 2006)

(f)

Not Applicable

(g)

(1)

Custody Agreement – previously filed (Post-Effective Amendment No. 43 – September 30, 2004)

(2)

Portfolio Accounting Agreement - previously filed (Post-Effective Amendment No. 6 - May 1, 1990)

(h)

(1)

Transfer Agency Agreement - previously filed (Post-Effective Amendment No. 6 - May 1, 1990)

(2)

Service Agreement - previously filed (Post-Effective Amendment No. 9 - May 1, 1992)

(3)

Administrative Services Agreement - previously filed (Post-Effective Amendment No. 33 - November 30, 2001)

(i)

Opinion and consent of counsel - previously filed (Pre-Effective Amendment No. 1 - July 2 , 1984)

(j)

Consent of Deloitte & Touche, LLC – to be filed by amendment

(k)

Not Applicable

(l)

Letter regarding initial capital - previously filed (Pre-Effective Amendment No. 1 - July 2, 1984)

(m)

Distribution and Shareholder Service Plan – to be filed by amendment

(n)

Multiple Class Plan – to be filed by amendment

(o)

Not Applicable

(p)

Code of Ethics for Summit Mutual Funds, Inc. and Summit Investment Partners, Inc.

(previously filed (Post-Effective Amendment No. 50 – May 2, 2006)) and for Quasar

Distributors, LLC (previously filed (Post-Effective Amendment No. 57 – February 1, 2007))

Item 24.  Persons Controlled by or Under Common Control with Registrant

The Union Central Life Insurance Company ("Union Central") provided the initial investment in Summit Mutual Funds, Inc.  Union Central votes the shares of the Fund held with respect to registered variable contracts in accordance with instructions received from such variable contract

Pinnacle

SMFI-77

owners. Shares of the Fund held in unregistered separate accounts and in its general assets are voted by Union Central in its discretion.

Set forth below is a chart showing the principal entities within the UNIFI Mutual Holding Company enterprise, of which Union Central is a member company.

UNIFI MUTUAL HOLDING COMPANY, Its Subsidiaries and Affiliates

I.

UNIFI Mutual Holding Company (Nebraska)

II.

Ameritas Holding Company (Nebraska) – 100% owned by UNIFI

A)

Summit Investment Advisors, Inc. (formerly known as Ameritas Investment Advisors, Inc.) (Nebraska) – 100% owned by Ameritas Holding Company

III.

Ameritas Life Insurance Corp. (Nebraska) – 100% owned by Ameritas Holding

A)

Ameritas Investment Corp. (Nebraska) – 100% owned by Ameritas Life

B)

The Advisors Group, Inc. (Delaware) – 100% owned by Ameritas Life

C)

First Ameritas Life Insurance Corp. of New York (New York) – 100% owned by Ameritas Life

D)

Pathmark Administrators Inc. (Nebraska) – 100% owned by Ameritas Life

E)

Ameritas Charitable Foundation (Nebraska) – controlling interest by Ameritas Life

IV.

Acacia Life Insurance Company (District of Columbia) – 100% owned by Ameritas Holding

A)

Acacia Financial Corporation (Maryland) – 100% owned by Acacia Life

1)

Acacia Federal Savings Bank – 85.21% owned by Acacia Financial and 14.79% owned by Ameritas Life

2)

Acacia Realty Corp. (District of Columbia) – 100% owned by Acacia Financial

3)

Calvert Group, Ltd. (Delaware) – 100% owned by Acacia Financial

a)

Calvert Asset Management Company (Delaware) – 100% owned by Calvert Group

b)

Calvert Administrative Services Company (Delaware) – 100% owned by Calvert Group

c)

Calvert Distributors, Inc. (Delaware) – 100% owned by Calvert Group

d)

Calvert Shareholder Services, Inc. (Delaware) – 100% owned by Calvert Group

B)

The Acacia Foundation (Delaware) – controlling interest by Acacia Life

V.

The Union Central Life Insurance Company (Ohio) – 100% owned by Ameritas Holding

A)

Summit Investment Partners, Inc. (Ohio) - 100% owned by Union Central

B)

PRBA, Inc. (California) - 100% owned by Union Central

1)

PRB Administrators, Inc. (Delaware) - 100% owned by PRBA

C)

Union Central Mortgage Funding, Inc. (Ohio) - 100% owned by Union Central

VI.

Summit Mutual Funds, Inc. (Maryland) - At , 2007, The Union Central Life Insurance Company owned more than 90% of the outstanding shares of Summit Mutual Funds, Inc.

Item 25. Indemnification

See Exhibits (a) and (b).

Pinnacle

SMFI-78

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  Business and other Connections of Investment Adviser

Information regarding the officers and directors of Summit Investment Partners, Inc. ("SIPI") and their business, profession or employment of a substantial nature during the last two years is set forth below.

Name and

Position with

Principal Occupation(s)

Address

the Adviser

During Past Two Years

Steven R.

Director,

Senior Vice President, Union Central; Director,

Sutermeister

President

President and Chief Executive Officer, Summit

and Chief  Group of Mutual Funds

Executive

Officer

Gary T. Huffman

Director

President, Union Central

Dale D. Johnson

Director

Senior Vice President and Corporate Actuary, Union

Central

Gary R. Rodmaker

Vice President

Vice President and Managing Director -

And Managing

Investments, Summit

Director –

Investments

Thomas G. Knipper Chief Compliance

Vice President, Controller, and Chief

Officer

Compliance Officer,

Summit Group of Mutual Funds

Gerald Q. Herbert

Treasurer and

Director of Finance and Accounting,

Controller

Summit

John F. Labmeier

Secretary

Vice President and Secretary, Summit

Group of Mutual Funds; prior thereto,

Vice President, Associate General Counsel and

Assistant Secretary, Union Central

John M. Lucas

Assistant

Second Vice President, Counsel and Secretary,

Secretary

Union Central

Pinnacle

SMFI-79

The business address of Messrs. Sutermeister, Rodmaker, Knipper, Herbert and Labmeier is 312 Walnut Street, Cincinnati, Ohio 45202.  The business address of Messrs. Huffman, Johnson and Lucas is 1876 Waycross Road, Cincinnati, Ohio 45240.

Item 27.  Principal Underwriters

(a)

Ameritas Investment Corp., the principal underwriter for the Pinnacle Portfolios of Summit Mutual Funds, Inc., also acts as principal underwriter for Carillon Account and Carillon Life Account.

(b)

The officers and directors of Ameritas Investment Corp. and their positions, if any, with Registrant are shown below.  Their business address is 5900 “O” Street, Lincoln, NE 68510.

Name and Position with

Ameritas Investment Corp.

Position with Registrant

JoAnn M. Martin

None

Chair, Director and Senior Vice

President

Salene Hitchcock-Gear

None

Director, President and

Chief Executive Officer

William W. Lester

None

Director, Vice President and

Treasurer

Gary R. McPhail

None

Director and Senior Vice

President

Gary T. Huffman

None

Director

Billie B. Beavers

None

Senior Vice President

Cheryl L. Heilman

None

Vice President and Chief

Operating Officer

Bruce D. Lefler

None

Senior Vice President,

Public Finance

Michael M. Van Horne

None

Senior Vice President

Arthur W. Abts, Jr.

None

Pinnacle

SMFI-80

Vice President,

Public Finance

Carl R. Brasee

None

Vice President

Deidre D. Cadwell

None

Vice President, Operations

Verna M. Curry

None

Vice President

Alan R. Eveland

None

Vice President,

Public Finance

Raymond M. Gilbertson

None

Vice President,

Corporate Compliance

David A. Glazer

None

Vice President,

Marketing Services

Connie Grosser

None

Vice President,

Reporting & Control

Richard S. Harman

None

Vice President,

Public Finance

Wendell G. Hutsell

None

Vice President,

Sales & Distribution

William J. Janssen

None

Vice President, Retail

Sales Manager

Scott D. Keene

None

Vice President and Managing

Director, Public Finance

Robert G. Lange

None

Vice President, Secretary &

General Counsel

Robert W. Morrow

None

Vice President

Wayne A. Rasmuss

None

Vice President,

Pinnacle

SMFI-81

Public Finance

Oscar A. Sandberg

None

Vice President

Gregory C. Sernett

None

Vice President, Chief Compliance

Officer and Assistant Secretary

Maria E. Sherffius

None

Vice President, Broker

Dealer Compliance

Michael E. Shoemaker

None

Vice President, Fixed Income

Trading & Underwriting

Rex B. Snyder

None

Vice President, Sales &

Marketing

John E. Trecek

None

Vice President,

Public Finance

Andy Van Erp

None

Vice President, Business

Development Officer

(c)

Not applicable.

Item 28.  Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules thereunder will be maintained at the offices of the Fund, U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701, or The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois 60675.

Item 29.  Management Services

All management-related service contracts are discussed in Part A or B of this Registration Statement.

Item 30.  Undertakings

Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of its latest annual report to shareholders, upon request and without charge.

Pinnacle

SMFI-82

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Summit Mutual Funds, Inc., has duly caused this Post-effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cincinnati, State of Ohio on the 25th day of July, 2007.

 SUMMIT MUTUAL FUNDS, INC.

(SEAL)

Attest: /s/ John F. Labmeier

By: /s/ Steven R. Sutermeister

 Steven R. Sutermeister, President

Pursuant to the requirements of the Securities Act of 1933, this Post-effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature

Title

Date

/s/ Steven R. Sutermeister

President and Director

07/25/2007

Steven R. Sutermeister

(Principal Executive Officer)

/s/ Thomas G. Knipper

Vice President, Controller

07/25/2007

Thomas G. Knipper

and Chief Compliance Officer

(Principal Financial

and Accounting Officer)

*/

Theodore H. Emmerich

Director

07/25/2007

Theodore H. Emmerich

*/

Yvonne L. Gray

Director

07/25/2007

Yvonne L. Gray

*/

Michael K. Keating

Director

07/25/2007

Michael K. Keating

*/

David C. Phillips

Director

07/25/2007

David C. Phillips

*/

Mary W. Sullivan

Director

07/25/2007

Mary W. Sullivan

*/

By John F. Labmeier, pursuant to Power of Attorney previously filed.

Pinnacle

SMFI-83

TABLE OF EXHIBITS

(j)

Consent of Deloitte & Touche LLP*

(m)

Distribution and Shareholder Service Plan*

(n)

Multiple Class Plan*

__________________________________________

* To be filed by amendment

Pinnacle

SMFI-84